As filed with the Securities and Exchange Commission on April 26, 2002

                                                      File Nos. 33-39088
                                                                        811-6243

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

  Pre-Effective Amendment No.
                               -------

  Post-Effective Amendment No.  44                       (X)
                                ----

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

  Amendment No.  45                                     (X)
                 ---


                          FRANKLIN STRATEGIC SERIES
                          -------------------------
              (Exact Name of Registrant as Specified in Charter)

             ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
             ----------------------------------------------
           (Address of Principal Executive Offices)(Zip Code)

                                 (650) 312-2000
             Registrant's Telephone Number, Including Area Code

             MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA
             -------------------------------------------------------
                                            94403-1906
                                            ---------
                (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[x] on July 1, 2002 pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
















o     FSS1 ___

                          SUPPLEMENT DATED JULY 1, 2002
                              TO THE PROSPECTUS OF
                            FRANKLIN STRATEGIC SERIES
 (FRANKLIN AGGRESSIVE GROWTH FUND, FRANKLIN CALIFORNIA GROWTH FUND, FRANKLIN LARGE CAP GROWTH FUND, FRANKLIN SMALL-MID CAP GROWTH FUND AND FRANKLIN SMALL
                               CAP GROWTH FUND II)
                             DATED SEPTEMBER 1, 2001


The prospectus is amended as follows:

I. As of January 1, 2002, the Franklin Aggressive Growth Fund, Franklin Large Cap Growth Fund and Franklin Small Cap Growth Fund II offer five classes of shares: Class A, Class B, Class C, Class R and Advisor Class. Franklin California Growth Fund offers four classes of shares: Class A, Class B, Class C and Class R. As of July 1, 2002, the Franklin Small-Mid Cap Growth Fund offers five classes of shares: Class A, Class B, Class C, Class R and Advisor Class.

II. The "Performance" section of the Franklin Aggressive Growth Fund on pages 7 is replaced with the following:

[Insert graphic of a bull and a bear] PERFORMANCE
                                      -----------

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past two calendar years. The table shows how the Fund's average annual total returns compare to those of two broad-based securities market indices. Of course, past performance (before or after taxes) cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS/1

[Insert bar graph]

-25.83%     -22.59
------------------
 2000         2001
YEAR

[Begin callout]
BEST QUARTER:
Q4 '99  75.03%

WORST QUARTER:
Q4 '00  -36.90%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001
                                                                 SINCE INCEPTION
                                                                      (06/23/99)
                                                 1 YEAR
--------------------------------------------------------------------------------
Franklin Aggressive Growth Fund - Class A/2
Return Before Taxes                              -27.03%       11.83%
Return After Taxes on Distributions                  []%          []%
Return After Taxes on Distributions and Sale of
  Fund Shares                                        []%          []%
S&P 500 Index/3                                  -11.88%       -5.23%
Russell 3000 Growth Index/4                      -19.63%      -10.00%
(indexes reflect no deductions for fees, expenses, or taxes)

                                                                 SINCE INCEPTION
                                                                   (06/23/99)
                                                 1 YEAR
--------------------------------------------------------------------------------
Franklin Aggressive Growth Fund - Class B/2      -26.20%        12.88%
S&P 500 Index/3                                  -11.88%        -5.23%
Russell 3000 Growth ndex/4                       -19.63%       -10.00%

                                                                 SINCE INCEPTION
                                                                     (06/23/99)
                                                 1 YEAR
--------------------------------------------------------------------------------
Franklin Aggressive Growth Fund - Class C/2      -24.65%       13.34%
S&P 500 Index/3                                  -11.88%       -5.23%
Russell 3000 Growth Index/4                      -19.63%      -10.00%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

After-tax returns are shown only for Class A; after-tax returns for other Classes of shares will vary.

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2002, the Fund's year-to-date return was -4.59% for Class A.

2. Figures reflect sales charges.
All Fund performance assumes reinvestment of dividends and capital gains.

3. Source: Standard & Poor's Micropal. The S&P 500(R)Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

4. Source: Standard & Poor's Micropal. The unmanaged Russell 3000(R) Growth Index measures the performance of those Russell 3000 Index companies (the 3,000 largest US companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market) with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000(R) Growth or the Russell 2000(R) Growth indexes. The index includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

III. The section "Franklin Aggressive Growth Fund - Fees and Expenses" on page 9 is replaced with the following:

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                    CLASS A    CLASS B   CLASS C    CLASS R/1
-----------------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price        5.75%      4.00%     1.99%      1.00%

  Load imposed on purchases         5.75%      None      1.00%      None

  Maximum deferred sales charge     None/2     4.00%/3   0.99%/4    1.00%
(load)

Please see "Choosing a Share Class" on page 61 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                    CLASS A    CLASS B   CLASS C    CLASS R/1
-----------------------------------------------------------------------------
Management fees/5                    0.50%      0.50%     0.50%      0.50%
Distribution and service
(12b-1) fees                         0.35%      1.00%     0.99%      0.50%
Other expenses                       0.53%      0.53%     0.53%      0.53%
                                    -----------------------------------------
Total annual Fund operating
expenses/5                           1.38%      2.03%     2.02%      1.53%
                                    -----------------------------------------
Management fee reduction/5          (0.03%)    (0.03%)   (0.03%)    (0.03%)
                                    -----------------------------------------
Net annual Fund operating expenses/5
                                     1.35%      2.00%     1.99%      1.50%
                                    -----------------------------------------

1. The Fund began offering Class R shares on January 1, 2002. Annual Fund operating expenses are based on the expenses for Class A, B and C for the fiscal year ended April 30, 2001. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class R's Rule 12b-1 plan.

2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 61) and purchases by certain retirement plans without an initial sales charge.

3. Declines to zero after six years.

4. This is equivalent to a charge of 1% based on net asset value.

5. For the fiscal year ended April 30, 2001, the administrator had agreed in advance to limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. With these reductions, management fees were 0.47% and net annual Fund operating expenses were 1.25% for Class A, 1.90% for Class B, 1.89% for Class C and 1.40% for Class R. The manager and administrator may end this arrangement at any time upon notice to the Fund's Board of Trustees. The manager, however, is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                           $705/1   $978      $1,272    $2,105
CLASS B                           $603     $927      $1,278    $2,160/2
CLASS C                           $399     $718      $1,162    $2,394
CLASS R                           $253     $474        $818    $1,791
If you do not sell your shares:
CLASS B                           $203     $627      $1,078    $2,160/2
CLASS C                           $300     $718      $1,162    $2,394
CLASS R                           $153     $474        $818    $1,791

1. Assumes a contingent deferred sales charge (CDSC) will not apply.

2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

IV. The following unaudited information is added to the section "Financial Highlights" for the Franklin Aggressive Growth Fund, on page 12:

                                               SIX MONTHS ENDED
                                               OCTOBER 31, 2001
CLASS A                                        (UNAUDITED)
------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                      $15.30
                                              -------------------
  Net investment loss/1                                     (.07)
  Net realized and unrealized gains (losses)               (3.56)
                                              -------------------
Total from investment operations                           (3.63)
                                              -------------------
  Distributions from net investment income                     --
  Distributions from net realized gains                        --
                                              -------------------
Total distributions                                            --
Net asset value, end of period                            $11.67
                                              -------------------

Total return (%)/2                                        (23.79)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
($ x 1,000)                                                95,584
Ratios to average net assets: (%)
  Expenses                                                  1.40/3
  Expenses excluding waiver and payments by
  affiliate                                                 1.53/3
  Net investment loss                                       (.97)/3
Portfolio turnover rate (%)                                48.84


                                               SIX MONTHS ENDED,
                                                OCTOBER 31, 2001
CLASS B                                           (UNAUDITED)
------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                        15.17
                                               -------------------
  Net investment loss/1                                      (.11)
  Net realized and unrealized gains (losses)                (3.53)
                                               -------------------
Total from investment operations                            (3.64)
                                               -------------------
  Distributions from net investment income                      --
                                               -------------------
  Distributions from net realized gains                         --
                                               -------------------
Net asset value, end of period                              11.53
                                               -------------------

Total return (%)/2                                         (23.99)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                      20,145
Ratios to average net assets: (%)
  Expenses                                                   2.07/3
  Expenses excluding waiver and payments by
  affiliate                                                  2.20/3
  Net investment income loss                                (1.64)/3
Portfolio turnover rate (%)                                 48.84


                                                SIX MONTHS ENDED
                                                OCTOBER 31, 2001
CLASS C                                           (UNAUDITED)
------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                        15.14
                                               -------------------
  Net investment loss/1                                      (.11)
  Net realized and unrealized gains (losses)                (3.52)
                                               -------------------
Total from investment operations                            (3.63)
                                               -------------------
  Distributions from net realized gains                         --
                                               -------------------
  Net asset value, end of period                            11.51
                                               -------------------

Total return (%)/2                                         (23.98)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                      40,262
Ratios to average net assets: (%)
  Expenses                                                   2.07/3
  Expenses excluding waiver and payments by
  affiliate                                                  2.20/3
  Net investment loss                                       (1.63)/3
Portfolio turnover rate (%)                                 48.84

1. Based on average shares outstanding.

2. Total return does not reflect sales commissions and is not annualized for periods less than one year.

3. Annualized.

V. The "Performance" section of the Franklin California Growth Fund, on page 19 is replaced with the following:

[Insert graphic of a bull and a bear] PERFORMANCE
                                      -----------

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past 10 calendar years. The table shows how the Fund's average annual total returns compare to those of two broad-based securities market indices. Of course, past performance (before or after taxes) cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS/1

5.50%  17.57%  16.53%  47.63%  30.43%  15.71%  10.72%  95.17% -7.04%  []%
------------------------------------------------------------------------------
 92      93      94      95      96      97      98      99    00     01
                                YEAR

[Begin callout]
BEST
QUARTER:
Q4 '99  56.36%

WORST
QUARTER:
Q4 '00  -24.49%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                                                          SINCE
                                                                       INCEPTION
                                               1 YEAR    5 YEARS    (10/30/91)
--------------------------------------------------------------------------------
Franklin California Growth Fund - Class A/2
Return Before Taxes                             []%        []%          []%
Return After Taxes on Distributions             []%        []%          []%
Return After Taxes on Distributions and
  Sale of Fund Shares                           []%        []%          []%
S&P 500 Index/3                                 []%        []%          []%
Franklin California 250 Index/4                 []%        []%          []%
(indexes reflect no deductions for fees, expenses, or taxes)

                                                                           SINCE
                                                                       INCEPTION
                                                             1 YEAR     (1/1/99)
--------------------------------------------------------------------------------
Franklin California Growth Fund - Class B/2                  []%          []%
S&P 500 Index/3                                              []%          []%
Franklin California 250 Index/4                              []%          []%

                                                                           SINCE
                                                                       INCEPTION
                                               1 YEAR    5 YEARS     (9/3/96)
--------------------------------------------------------------------------------
Franklin California Growth Fund - Class C/2       []%        []%         []%
S&P 500 Index/3                                   []%        []%         []%
Franklin California 250 Index/4                   []%        []%         []%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

After-tax returns are shown only for Class A; after-tax returns for other Classes of shares will vary.

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2002, the Fund's year-to-date return was 1.35% for Class A.

2. Figures reflect sales charges.
All Fund performance assumes reinvestment of dividends and capital gains.

3. Source: Standard & Poor's Micropal. The S&P 500(R)Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

4. The unmanaged Franklin California 250 Growth Index consists of the 250 largest California based companies on an equal weighted basis chosen to approximate the business segment weightings of the California economy. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


VI. The section "Franklin California Growth Fund - Fees and Expenses" on page 21 is replaced with the following:

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                    CLASS A    CLASS B   CLASS C    CLASS R/1
-----------------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price        5.75%      4.00%     1.99%      1.00%

  Load imposed on purchases         5.75%      None      1.00%      None

  Maximum deferred sales charge    None/2      4.00%/3   0.99%/4    1.00%
(load)

Please see "Choosing a Share Class" on page 61 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                    CLASS A    CLASS B   CLASS C    CLASS R/1
-----------------------------------------------------------------------------
Management fees/5                   0.46%      0.46%     0.46%      0.46%
Distribution and service
(12b-1) fees                        0.25%      1.00%     1.00%      0.50%
Other expenses                      0.19%      0.19%     0.19%      0.19%
                                    -----------------------------------------
Total annual Fund operating
expenses/5                          0.90%      1.65%     1.65%      1.15%
                                    -----------------------------------------
Management fee reduction/5         (0.02%)    (0.02%)   (0.02%)    (0.02%)
                                    -----------------------------------------
Net annual Fund operating expenses/5
                                    0.88%      1.63%     1.63%      1.13%
                                   -----------------------------------------

1. The Fund began offering Class R shares on January 1, 2002. Annual Fund operating expenses are based on the expenses for Class A, B and C for the fiscal year ended April 30, 2001. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class R's Rule 12b-1 plan.

2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 61) and purchases by certain retirement plans without an initial sales charge.

3. Declines to zero after six years.

4. This is equivalent to a charge of 1% based on net asset value.

5. For the fiscal year ended April 30, 2001, the manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                           $660/1   $840      $1,035    $1,597
CLASS B                           $566     $814      $1,087    $1,732/2
CLASS C                           $363     $609        $978    $2,013
CLASS R                           $215     $359        $622    $1,375
If you do not sell your shares:
CLASS B                           $166     $514        $887    $1,732/2
CLASS C                           $264     $609        $978    $2,013
CLASS R                           $115     $359        $622    $1,375

1. Assumes a contingent deferred sales charge (CDSC) will not apply.

2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

VII. The following unaudited information is added to the section "Financial Highlights" for Franklin California Growth Fund, on page 24:

                                               SIX MONTHS ENDED
                                               OCTOBER 31, 2001
CLASS A                                        (UNAUDITED)
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                         34.05
                                               -------------------
  Net investment income (loss)/1                              (.03)
  Net realized and unrealized gains losses)                  (5.53)
                                               --------------------
Total from investment operations                             (5.56)
                                               --------------------
  Distributions from net investment income                       --
  Distributions from net realized gains        --------------------
Total distributions                                              --
                                               --------------------
Net asset value, end of period                               28.49
                                               --------------------
Total return (%)/2                                          (16.33)
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------
Net assets, end of period ($ x 1,000)                     1,324,640
--------------------------------------------
Ratios to average net assets: (%)
  Expenses                                                    1.01/3
  Net investment income (loss)                                (.18)/3
--------------------------------------------
Portfolio turnover rate (%)                                  29.69
--------------------------------------------


CLASS B                                         SIX MONTHS ENDED
                                                OCTOBER 31, 2001
                                                   (UNAUDITED)
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                        33.43
                                              --------------------
  Net investment loss/1                                      (.14)
  Net realized and unrealized gains losses)                 (5.43)
                                              --------------------
Total from investment operations                            (5.57)
                                              --------------------
  Distributions from net investment income                      --
  Distributions from net realized gains                         --
                                              --------------------
Total distributions                                             --
                                              --------------------
Net asset value, end of period                              27.86
                                              --------------------

Total return (%)/2                                         (16.69)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                      103,160
Ratios to average net assets: (%)
  Expenses                                                   1.76/3
  Net investment loss                                        (.94)/3
Portfolio turnover rate (%)                                 29.69

                                                SIX MONTHS ENDED
                                                OCTOBER 31, 2001
CLASS C                                            (UNAUDITED)
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of period                                           33.50
                                              --------------------
  Net investment income (loss)/1                               (.14)
  Net realized and unrealized gains losses)                   (5.44)
                                              --------------------
Total from investment operations                              (5.58)
                                              ---------------------
  Distributions from net investment income                      --
  Distributions from net realized gains                         --
                                              --------------------
Total distributions                                             --
                                              --------------------
Net asset value, end of period                                27.92
                                              --------------------

Total return (%)/2                                           (16.69)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                      285,079
Ratios to average net assets: (%)
  Expenses                                                     1.76/3
  Net investment income (loss)                                 (.94)/3
Portfolio turnover rate (%)                                   29.69

1. Based on average shares outstanding effective year ended April 30, 2000.

2. Total return does not reflect sales commissions and is not annualized for periods less than one year.

3. Annualized.


VIII. The "Performance" section of the Large Cap Growth Fund, on page 31 is replaced with the following:

[Insert graphic of a bull and a bear] PERFORMANCE
                                      -----------

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past two calendar years. The table shows how the Fund's average annual total returns compare to those of two broad-based securities market indices. Of course, past performance (before or after taxes) cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS/1

[Insert bar graph]

-3.36%      -26.93
2000        2001
YEAR

[Begin callout]
BEST QUARTER:
Q4 '99  35.95%

WORST QUARTER:
Q3 '01 -22.64%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                                                   SINCE
                                                                 INCEPTION
                                                 1 YEAR          (06/07/99)
--------------------------------------------------------------------------
Franklin Large Cap Growth Fund - Class A/2
Return Before Taxes                              -31.14%       -2.86%
Return After Taxes on Distributions                  []%          []%
Return After Taxes on Distributions and Sale
  of Fund Shares                                     []%          []%
S&P 500 Index/3                                  -11.88%       -9.03%
Russell 1000 Growth Index/4                      -20.42%       -4.07%
(indexes reflect no deductions for fees, expenses, or taxes)

                                                               SINCE
                                                            INCEPTION
                                                 1 YEAR      (06/07/99)
--------------------------------------------------------------------------
Franklin Large Cap Growth Fund - Class B/2        -30.33%       -2.44%
S&P 500 Index/3                                   -11.88%       -9.03%
Russell 1000 Growth Index/4                       -20.42%       -4.07%

                                                                SINCE
                                                               INCEPTION
                                                    1 YEAR     (06/07/99)
--------------------------------------------------------------------------
Franklin Large Cap Growth Fund - Class C/2       -28.90%       -1.67%
S&P 500 Index/3                                  -11.88%       -9.03%
Russell 1000 Growth Index/4                      -20.42%       -4.07%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

After-tax returns are shown only for Class A; after-tax returns for other Classes of shares will vary.

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2002, the Fund's year-to-date return was -2.34% for Class A.

2. Figures reflect sales charges.
All Fund performance assumes reinvestment of dividends and capital gains.

3. Source: Standard & Poor's Micropal. The S&P 500(R)Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

4. Source: Standard & Poor's Micropal. The Russell 1000 Growth Index is an unmanaged group of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


IX. The section "Franklin Large Cap Growth Fund - Fees and Expenses" on page 33 is replaced with the following:

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                    CLASS A    CLASS B   CLASS C    CLASS R/1
-----------------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price        5.75%      4.00%     1.99%      1.00%
  Load imposed on purchases         5.75%      None      1.00%      None
  Maximum deferred sales charge
  (load)                          None/2       4.00%/3   0.99%/4    1.00%

Please see "Choosing a Share Class" on page 61 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                    CLASS A    CLASS B   CLASS C    CLASS R/1
-----------------------------------------------------------------------------
Management fees/5                   0.50%      0.50%     0.50%      0.50%
Distribution and service
(12b-1) fees                        0.35%      0.99%     0.99%      0.50%
Other expenses                      0.45%      0.45%     0.45%      0.45%
                                    -----------------------------------------
Total annual Fund operating
expenses5                           1.30%      1.94%     1.94%      1.45%
                                    -----------------------------------------
Management fee reduction/5         (0.03%)    (0.03%)   (0.03%)    (0.03%)
                                    -----------------------------------------
Net annual Fund operating expenses/5
                                    1.27%      1.91%     1.91%      1.42%
                                    -----------------------------------------

1. The Fund began offering Class R shares on January 1, 2002. Annual Fund operating expenses are based on the expenses for Class A, B and C for the fiscal year ended April 30, 2001. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class R's Rule 12b-1 plan.

2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 61) and purchases by certain retirement plans without an initial sales charge.

3. Declines to zero after six years.

4. This is equivalent to a charge of 1% based on net asset value.

5. For the fiscal year ended April 30, 2001, the administrator had agreed in advance to limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. With these reductions, management fees were 0.47% and net annual Fund operating expenses were 1.25% for Class A, 1.89% for Class B, 1.89% for Class C and 1.40% for Class R. The manager and administrator may end this arrangement at any time upon notice to the Fund's Board of Trustees. The manager, however, is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                           $697/1   $955      $1,232    $2,021
CLASS B                           $594     $900      $1,232    $2,066/2
CLASS C                           $391     $694      $1,121    $2,310
CLASS R                           $245     $449        $776    $1,702
If you do not sell your shares:
CLASS B                           $194     $600      $1,032    $2,066/2
CLASS C                           $292     $694      $1,121    $2,310
CLASS R                           $145     $449        $776    $1,702

1.  Assumes a contingent deferred sales charge (CDSC) will not apply.

2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

X. The following unaudited information is added to the section "Financial Highlights" for the Large Cap Growth Fund, on page 37:

                                                 SIX MONTHS ENDED
                                                 OCTOBER 31, 2001
CLASS A                                             (UNAUDITED)
--------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                          11.53
                                                --------------------
  Net investment income (loss)/1                                .02
  Net realized and unrealized gains (losses)                  (2.78)
                                                --------------------
Total from investment operations                              (2.76)
                                                --------------------
  Distributions from net investment income                       --
  Distributions from net realized gains                          --
                                                --------------------
Total distributions                                              --
                                                --------------------
Net asset value, end of period                                 8.77
                                                --------------------

Total return (%)/2                                           (23.94)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                        48,820
Ratios to average net assets: (%)
  Expenses                                                     1.36/3
  Expenses excluding waiver and payments by
  affiliate                                                    1.39/3
  Net investment income (loss)                                  .46/3
Portfolio turnover rate (%)                                   72.68


                                                 SIX MONTHS ENDED
                                                 OCTOBER 31, 2001
CLASS B                                             (UNAUDITED)
--------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                          11.39
                                                --------------------
  Net investment loss/1                                        (.01)
  Net realized and unrealized gains (losses)                  (2.74)
                                                --------------------
Total from investment operations                              (2.75)
                                                --------------------
  Distributions from net investment income                       --
  Distributions from net realized gains                          --
                                                --------------------
Net asset value, end of period                                 8.64
                                                --------------------

Total return (%)/2                                           (24.14)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                         6,314
Ratios to average net assets: (%)
  Expenses                                                     2.01/3
  Expenses excluding waiver and payments by
  affiliate                                                    2.043
  Net investment loss                                          (.20)/3
Portfolio turnover rate (%)                                   72.68

                                                 SIX MONTHS ENDED
                                                 OCTOBER 31, 2001
CLASS C                                             (UNAUDITED)
--------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                          11.40
                                                --------------------
  Net investment loss/1                                        (.01)
  Net realized and unrealized gains (losses)                  (2.74)
                                                --------------------
Total from investment operations                              (2.75)
                                                --------------------
  Distributions from net realized gains                          --
                                                --------------------
Net asset value, end of period                                 8.65
                                                --------------------
Total return (%)/2                                           (24.12)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                        40,255
Ratios to average net assets: (%)
  Expenses                                                     2.01/3
  Expenses excluding waiver and payments by
  affiliate                                                    2.04/3
  Net investment loss                                          (.21)/3
Portfolio turnover rate (%)                                   72.68

1. Based on average shares outstanding.

2. Total return does not reflect sales commissions and is not annualized for periods less than one year.

3. Annualized.

XI. The second paragraph under "Main Investment Strategies" in the "Franklin Small-Mid Cap Growth Fund" section on page 38, is replaced with the following:

For this Fund, mid cap companies are those companies with market cap values not exceeding $8.5 billion and small cap companies are those companies with market cap values not exceeding: (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater at the time of purchase. That index consists of 2,000 small companies that have publicly traded securities. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding. In most instances, the manager intends to continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company's market cap value exceeds the small or mid cap measures described above.

XII. The callout sentence next to the fifth paragraph under "Franklin Small-Mid Cap Growth Fund - Main Investment Strategies" on page 38 is replaced with the following:

The Fund invests 80% of its net assets in common stocks of mid and small cap companies.

XIII. The "Performance" section of the Franklin Small-Mid Cap Growth Fund, on page 43 is replaced with the following:

[Insert graphic of a bull and a bear] PERFORMANCE
                                      -----------

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past 9 calendar years. The table shows how the Fund's average annual total returns compare to those of two broad-based securities market indices. Of course, past performance (before or after taxes) cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS/1

[insert bar chart]

21.77%   9.22%   42.20%   27.07%   15.78%   -0.02%   97.08%   -9.80% -20.53
---------------------------------------------------------------------------
  93      94       95       96       97       98       99        00
01
                                      YEAR

[Begin callout]
BEST QUARTER:
Q4 '99  59.78%

WORST QUARTER:
Q3 '01  -25.14%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                                                     SINCE
                                                                  INCEPTION
                                      1 YEAR       5 YEARS       (2/14/92)
-------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth Fund -
Class A/2
Return Before Taxes                   -25.10%        9.04%        15.40%
Return After Taxes on Distributions   []%            []%          []%
Return After Taxes on Distributions
  and Sale of Fund Shares             []%            []%          []%
S&P 500 Index/3                       -11.88%       10.70%        13.23%
Russell 2500 Growth Index/4           -10.83%        6.60%         9.11%
(indexes reflect no deductions for
fees, expenses, or taxes)

                                                                     SINCE
                                                                   INCEPTION
                                      1 YEAR          5 YEARS      (10/2/95)
-------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth Fund -  -22.70%        9.30%        11.70%
Class C/2
S&P 500 Index/3                       -11.88%       10.70%        13.23%
Russell 2500 Growth Index/4           -10.83%        6.60%         9.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

After-tax returns are shown only for Class A; after-tax returns for other Classes of shares will vary.

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2002, the Fund's year-to-date return was -2.76% for Class A.

2. Figures reflect sales charges.
All Fund performance assumes reinvestment of dividends and capital gains.

3. Source: Standard & Poor's Micropal. The S&P 500(R)Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

4. Source: Standard & Poor's Micropal. The Russell 2500 Growth Index is an unmanaged group of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

XIV. The section "Franklin Small-Mid Cap Growth Fund - Fees and Expenses" on page 45 is replaced with the following:

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                    CLASS A    CLASS B/1  CLASS C   CLASS R/1
-----------------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price          5.75%      4.00%     1.99%     1.00%
  Load imposed on purchases           5.75%      None      1.00%     None
  Maximum deferred sales charge
  (load)                            None/2     4.00%/3    0.99%/4    1.00%

Please see "Choosing a Share Class" on page 61 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                    CLASS A    CLASS B1 CLASS C   CLASS R/1
----------------------------------------------------------------------------
Management fees                     0.45%      0.45%    0.45%     0.45%
Distribution and service (12b-1)
fees                                0.25%      1.00%    1.00%     0.50%
Other expenses                      0.16%      0.16%    0.16%     0.16%
                                    ----------------------------------------
Total annual Fund operating
expenses                            0.86%      1.61%    1.61%     1.11%
                                    ----------------------------------------

1. The Fund began offering Class B shares on July 1, 2002, and Class R shares on January 1, 2002. Annual Fund operating expenses are based on the expenses for Class A and C for the fiscal year ended April 30, 2001. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class B and Class R's Rule 12b-1 plan.

2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 61) and purchases by certain retirement plans without an initial sales charge.

3. Declines to zero after six years.

4. This is equivalent to a charge of 1% based on net asset value.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown; o Your investment has a 5% return each year; and o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                               $658/1    $834    $1,024     $1,575
CLASS B                               $564      $808    $1,076     $1,710/2
CLASS C                               $361      $603      $967     $1,992
CLASS R                               $213      $353      $612     $1,352
If you do not sell your shares:
CLASS B                               $164      $508      $876     $1,710/2
CLASS C                               $262      $603      $967     $1,992
CLASS R                               $113      $353      $612     $1,352

1.  Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion from Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

XV. The following unaudited information is added to the "Financial Highlights" section of the Franklin Small-Mid Cap Growth Fund, on page 47:

                                                 SIX MONTHS ENDED
                                                 OCTOBER 31, 2001
CLASS A                                            (UNAUDITED)
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                         34.15
                                                -------------------
  Net investment income/1                                      .01
  Net realized and unrealized gains (losses)                 (6.95)
                                                -------------------
Total from investment operations                             (6.94)
                                                -------------------
  Distributions from net investment income                      --
  Distributions from net realized gains                         --
                                                -------------------
Total distributions                                             --
                                                -------------------
Net asset value, end of period                               27.21
                                                -------------------
Total return (%)/2                                          (20.32)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                    7,381,865
Ratios to average net assets: (%)
  Expenses                                                    .89/3
  Net investment income                                       .09/3
Portfolio turnover rate (%)                                 21.10


                                                 SIX MONTHS ENDED
                                                 OCTOBER 31, 2001
CLASS C                                            (UNAUDITED)
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                         33.41
                                                -------------------
  Net investment loss/1                                       (.10)
  Net realized and unrealized gains (losses)                 (6.78)
                                                -------------------
Total from investment operations                             (6.88)
                                                -------------------
  Distributions from net investment income                      --
  Distributions from net realized gains                         --
                                                -------------------
Total distributions                                             --
                                                -------------------
Net asset value, end of period                               26.53
                                                -------------------

Total return (%)/2                                          (20.59)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                      937,425
Ratios to average net assets: (%)
  Expenses                                                    1.64/3
  Net investment loss                                         (.66)/3
Portfolio turnover rate (%)                                  21.10

1. Based on average shares outstanding effective year ended April 30, 2000.

2. Total return does not reflect sales commissions, and is not annualized for periods less than one year.

3. Annualized.

XVI. The following paragraph is added to the "Franklin Small Cap Growth Fund II - Goal and Strategies" section on page 49:

The Fund is closed to new investors, except for broker-dealer sponsored wrap account programs and retirement plan accounts. The Fund reserves the right to modify this policy at any time. If you were a shareholder of record as of the close of market on October 4, 2001, you may continue to add to your account subject to the applicable minimum investment amount, or buy additional shares through reinvestment of dividends or capital gains distributions.

XVII. The first and second paragraphs under "Franklin Small Cap Growth Fund II - Main Investment Strategies" on page 49 is replaced with the following:

Under normal market conditions the Fund invests at least 80% of its net assets in the equity securities of small capitalization (small cap companies). Shareholders will be given 60 days' advance notice of any changes to this policy.

For this Fund, small cap companies are those companies with market cap values not exceeding: (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase. That index consists of 2,000 small companies that have publicly traded securities. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding. The manager may continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company's market cap value exceeds these small cap measures. The Fund follows a practice of selectively selling investment positions so as to maintain a median market cap value for its portfolio of approximately $1.5 billion or lower.

XVIII. The "Performance" section of the Franklin Small Cap Growth Fund II on page 54 is replaced with the following:

[Insert graphic of a bull and a bear] PERFORMANCE
                                      -----------

This information gives some indication of the risks of investing in the Fund by comparing the Fund's performance with two broad-based securities market indices. Of course, past performance (before or after taxes) cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS/1

[Insert bar graph]

      -3.33
       2001
YEAR

[Begin callout]
BEST QUARTER:
Q4 '01  26.86%

WORST QUARTER:
Q3 '01  -25.98%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001
                                                                 SINCE
                                                               INCEPTION
                                                 1 YEAR        (5/1/00)
--------------------------------------------------------------------------
Franklin Small Cap Growth Fund - Class A/2
Return Before Taxes                              -8.86%        -4.24%
Return After Taxes on Distributions              []%           []%
Return After Taxes on Distributions and Sale of
  Fund Shares                                    []%           []%
S&P 500 Index/3                                 -11.88%       -12.04%
Russell 2000 Growth Index/4                      -1.23%       -18.12%
(indexes reflect no deductions for fees,
expenses, or taxes)
                                                               SINCE
                                                             INCEPTION
                                                 1 YEAR        (5/1/00)
--------------------------------------------------------------------------
Franklin Small Cap Growth Fund - Class B/2       -7.87%        -3.83%
S&P 500 Index/3                                 -11.88%       -12.04%
Russell 2000 Growth ndex/4                       -1.23%       -18.12%

                                                                 SINCE
                                                               INCEPTION
                                                 1 YEAR        (05/1/00)
--------------------------------------------------------------------------
Franklin Small Cap Growth Fund - Class C/2       -5.91%        -1.97%
S&P 500 Index/3                                 -11.88%       -12.04%
Russell 2000 Growth Index/4                      -1.23%       -18.12%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

After-tax returns are shown only for Class A; after-tax returns for other Classes of shares will vary.

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2002, the Fund's year-to-date return was 2.23% for Class A.

2. Figures reflect sales charges.
All Fund performance assumes reinvestment of dividends and capital gains.

3. Source: Standard & Poor's Micropal. The S&P 500(R)Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

4. Source: Standard & Poor's Micropal. The Russell 2000 Growth Index is an unmanaged group of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

XVIX. The section "Franklin Small Cap Growth Fund II - Fees and Expenses" on page 54 is replaced with the following:

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                    CLASS A    CLASS B   CLASS C    CLASS R/1
-----------------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price        5.75%      4.00%     1.99%      1.00%
  Load imposed on purchases         5.75%      None      1.00%      None
  Maximum deferred sales charge
  (load)                            None/2     4.00%/3   0.99%/4    1.00%

Please see "Choosing a Share Class" on page 61 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                    CLASS A    CLASS B   CLASS C    CLASS R/1
-----------------------------------------------------------------------------
Management fees/5                   0.54%      0.54%     0.54%      0.54%
Distribution and service
(12b-1) fees                        0.35%      1.00%     1.00%      0.50%
Other expenses                      0.48%      0.48%     0.48%      0.48%
                                    -----------------------------------------
Total annual Fund operating
expenses/5                          1.37%      2.02%     2.02%      1.52%
                                    -----------------------------------------
Management fee reduction/5         (0.05%)    (0.05%)   (0.05%)    (0.05%)
                                    -----------------------------------------
Net annual Fund operating expenses/5
                                    1.32%      1.97%     1.97%      1.47%
                                    -----------------------------------------

1. The Fund began offering Class R shares on January 1, 2002. Annual Fund operating expenses are based on the expenses for Class A, B and C for the fiscal year ended April 30, 2001. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class R's Rule 12b-1 plan.

2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 61) and purchases by certain retirement plans without an initial sales charge.

3. Declines to zero after six years.

4. This is equivalent to a charge of 1% based on net asset value.

5. For the fiscal year ended April 30, 2001, the manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                           $702/1   $969      $1,257    $2,074
CLASS B                           $600     $918      $1,262    $2,128/2
CLASS C                           $397     $712      $1,152    $2,373
CLASS R                           $250     $465        $803    $1,757
If you do not sell your shares:
CLASS B                           $200     $618      $1,062    $2,128/2
CLASS C                           $298     $712      $1,152    $2,373
CLASS R                           $150     $465        $803    $1,757

1. Assumes a contingent deferred sales charge (CDSC) will not apply.

2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

XX. The following unaudited information is added to the section "Financial Highlights" for the Franklin Small Cap Growth Fund II, on page 57:

                                                 SIX MONTHS ENDED
                                                 OCTOBER 31, 2001
CLASS A                                            (UNAUDITED)
--------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                          10.27
                                                 ------------------
  Net investment loss/1                                        (.03)
  Net realized and unrealized gains (losses)                  (1.65)
                                                 -------------------
Total from investment operations                              (1.68)
--------------------------------------------------------------------
Net asset value, end of period                                 8.59
-----------------------------------------------
Total return (%)/2                                           (16.36)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                       724,981
Ratios to average net assets: (%)
  Expenses                                                     1.27/3
  Net investment loss                                          (.56)/3
Portfolio turnover rate (%)                                   20.86

CLASS B                                        SIX MONTHS ENDED
                                               OCTOBER 31, 2001
                                               (UNAUDITED)
--------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                          10.20
                                               ---------------------
  Net investment loss/1                                        (.06)
  Net realized and unrealized gains (losses)                  (1.63)
                                               ---------------------
Total from investment operations                              (1.69)
                                               ---------------------
Net asset value, end of period                                 8.51
                                               ---------------------
Total return (%)/2                                           (16.57)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                       114,977
Ratios to average net assets: (%)
  Expenses                                                     1.92/3
  Net investment loss                                         (1.20)/3
Portfolio turnover rate (%)                                   20.86


                                                 SIX MONTHS ENDED
                                                 OCTOBER 31, 2001
CLASS C                                            (UNAUDITED)
--------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                          10.21
                                               ---------------------
  Net investment loss/1                                        (.06)
  Net realized and unrealized gains (losses)                  (1.63)
                                               ---------------------
Total from investment operations                              (1.69)
                                               ---------------------
Net asset value, end of period                                 8.52
                                               ---------------------
Total return (%)/2                                           (16.55)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                       188,471
Ratios to average net assets: (%)
  Expenses                                                     1.92/3
  Net investment loss                                         (1.20)/3
Portfolio turnover rate (%)                                   20.86

1. Based on average shares outstanding.

2. Total return does not reflect sales commissions, and is not annualized for periods less than one year.

3. Annualized.

XXI. The first paragraph under the section "Choosing a Share Class" on page 61 is replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide.

CLASS A                  CLASS B           CLASS C          CLASS R
-------------------------------------------------------------------------------
o  Initial sales    o    No initial      o  Initial        o No initial
   charge of 5.75%       sales charge       sales charge     sales charge
   or less                                  of 1%

o  Deferred sales   o    Deferred        o  Deferred       o Except for
   charge of 1% on       sales charge       sales charge     ValuSelect plans
   purchases of $1       of 4% on           of 1% on         and plans for
   million or more       shares you         shares you       which Franklin
   sold within 18        sell within        sell within      Templeton
   months.               the first          18 months        Investments
                         year,                               provides
                         declining to                        recordkeeping,
                         1% within six                       deferred sales
                         years and                           charge of 1% on
                         eliminated                          shares you sell
                         after that                          within 18 months
                                                             (charged at plan
                                                             level based on
                                                             initial
                                                             investment for
                                                             Qualified plans).

o  Lower annual    o     Higher          o  Higher         o Higher annual
   expenses than         annual             annual           expenses than
   Class B, C or R       expenses than      expenses         Class A due to
   due to lower          Class A (same      than Class A     higher
   distribution fees     as Class C)        (same as         distribution fees
                         due to higher      Class B) due     (lower than Class
                         distribution       to higher        B and Class C).
                         fees.              distribution     No conversion to
                         Automatic          fees. No         Class A shares,
                         conversion to      conversion       so annual
                         Class A            to Class A       expenses do not
                         shares after       shares, so       decrease.
                         eight years,       annual
                         reducing           expenses do
                         future annual      not decrease.
                         expenses.

XXII. Under the section "Investments of $1 Million or More" on page 61, effective for purchases on or after February 1, 2002, the holding period for the deferred sales charge of 1% on new Class A purchases of $1 million or more is extended to 18 months.

XXIII. The paragraph heading on page 62 "Sales Charges - Class B - Aggressive Growth Fund, California Fund, Large Cap Fund and Small Cap Fund II" is replaced with the following:

SALES CHARGE - CLASS B - AGGRESSIVE GROWTH FUND, CALIFORNIA FUND, LARGE CAP FUND, SMALL MID-CAP FUND AND SMALL CAP FUND II

XXIV. The section "Retirement Plans" on page 62 is replaced with the following:

RETIREMENT PLANS Class B shares are available to certain retirement plans, including IRAs (of any type), Franklin Templeton Bank & Trust 403(b) plans, and Franklin Templeton Bank & Trust qualified plans with participant or earmarked accounts, when such retirement plans are ineligible to purchase Class R shares.

XXV. The section "Distribution and Service (12b-1) Fees" on page 62 is replaced with the following:

DISTRIBUTION AND SERVICE (12B-1) FEES Class B has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows Aggressive Growth Fund, California Fund, Large Cap Fund, Small-Mid Cap Fund and Small Cap Fund II to pay distribution and other fees of up to 1% per year for the sale of Class B shares and for services provided to shareholders. Because these fees are paid out of Class B's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

XXVI. The following is added under the section "Choosing a Share Class" beginning on page 61:

SALES CHARGES - CLASS R

With Class R shares, there is no initial sales charge.

RETIREMENT PLANS Class R shares are available to the following investors:

o Qualified Retirement Plans, including 401(k), profit sharing, money purchase pension and defined benefit plans; ERISA covered 403(b)s, and; certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified plans, such as 457 plans and executive deferred compensation arrangements, with assets less than $20 million;

o ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets less than $10 million; and

o Investors who open a Franklin Templeton IRA Rollover with less than $1 million from a retirement plan that offered Franklin Templeton funds other than a current or former Franklin Templeton employee or as the result of a spousal rollover, a QDRO, or a rollover of assets from a same employer sponsored Franklin Templeton money purchase plan in existence prior to January 1, 2002, to a new or existing Franklin Templeton profit sharing plan.

MAXIMUM PURCHASE AMOUNT The maximum lump sum amount you may invest in Class R share IRA Rollovers is $999,999. We place any investment of $1 million or more in Class A shares since Class A's annual expenses are lower. There is no maximum purchase amount for Qualified plans.

CDSC Except for ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping, there is a 1% contingent deferred sales charge (CDSC) on any Class R shares you sell within 18 months of purchase. The CDSC is applied at the plan level based on initial investment for Qualified plans. The way we calculate the CDSC is the same for each class (please see CDSC section on page 63 of the Prospectus).

DISTRIBUTION AND SERVICE (12B-1) FEES Class R has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows each Fund to pay distribution and other fees of up to 0.50% per year for the sale of Class R shares and for services provided to shareholders. Because these fees are paid out of Class R's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

XXVII. The paragraph heading on page 63 "Contingent Deferred Sales Charge (CDSC)
- Class A, B & C" is replaced with the following:

CONTINGENT DEFERRED SALES CHARGE (CDSC) - CLASS A, B, C & R

XXVIII. The second paragraph under "Reinstatement Privilege" on page 64 is replaced with the following:

If you paid a CDSC when you sold your Class A, C or R shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply. For Class B shares reinvested in Class A, a new CDSC will not apply, although your account will not be credited with the amount of any CDSC paid when you sold your Class B shares.

XXIX. The table under "Buying Shares - Minimum investments" on page 66 is replaced with the following:

[Insert graphic of a paper with lines
and someone writing] BUYING SHARES
                     -------------

MINIMUM INVESTMENTS
-----------------------------------------------------------------------------
                                              INITIAL        ADDITIONAL
-----------------------------------------------------------------------------
Regular accounts                              $1,000         $50
-----------------------------------------------------------------------------
Automatic investment plans                    $50 ($25 for   $50 ($25 for
                                              an Education   an Education
                                              IRA)           IRA)
-----------------------------------------------------------------------------
UGMA/UTMA accounts                            $100           $50
-----------------------------------------------------------------------------
Retirement accounts including Qualified       no minimum     no minimum
plans (other than IRAs, IRA rollovers,
Education IRAs or Roth IRAs)
-----------------------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs or Roth
IRAs                                          $250           $50
-----------------------------------------------------------------------------
Broker-dealer sponsored wrap account programs
                                              $250           $50
-----------------------------------------------------------------------------
Full-time employees, officers, trustees and   $100           $50
directors of Franklin Templeton entities, and their immediate family members

-----------------------------------------------------------------------------

XXX. The footnote under the section "Distribution Options" on page 69 is replaced with the following:

*Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund. ValuSelect plans and other retirement plans where Franklin Templeton Investments has contracted with the plan sponsor to provide participant level recordkeeping may direct distributions to Class A shares if Class R shares are not offered by that fund.

XXXI. The following paragraph is added under the section "Exchange Privilege" beginning on page 71:

For ValuSelect plans and other retirement plans where Franklin Templeton Investments has contracted with the plan sponsor to provide participant level recordkeeping, you may exchange your Class R shares for Class A shares of another Franklin Templeton fund if that fund does not offer Class R shares.

XXXII. The section "Dealer Compensation" on page 78 is replaced with the following:

DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

                        CLASS A       CLASS B      CLASS C    CLASS R
--------------------------------------------------------------------------
COMMISSION (%)          ---           4.00         2.00/4      1.00/6
Investment under        5.00          ---          ---        ---
$50,000
$50,000 but under       3.75          ---          ---        ---
$100,000
$100,000 but under      2.80          ---          ---        ---
$250,000
$250,000 but under      2.00          ---          ---        ---
$500,000
$500,000 but under $1   1.60          ---          ---        ---
million
$1 million or more      up to 1.00/1  ---          ---        ---
12B-1 FEE TO DEALER     0.25/1/,2     0.25/3       1.00/5      0.35/6

A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans/1 and on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

MARKET TIMERS. Please note that for Class A NAV purchases by Market Timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase.

1. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase.

2. The Aggressive Growth Fund, Large Cap Fund and Small Cap Fund II may each pay up to 0.35% to Distributors or others, out of which 0.10% generally will be retained by Distributors for its distribution expenses.

3. Dealers may be eligible to receive up to 0.25% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.

4. Commission includes advance of the first year's 0.25% 12b-1 service fee.

5. Dealers may be eligible to receive up to 0.25% at time of purchase and may be eligible to receive 1% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission and the prepaid service fee paid at the time of purchase.

6. Dealers may be eligible to receive a 12b-1 fee of 0.35% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission paid at the time of purchase. Starting in the 13th month, Distributors will receive 0.15%. Dealers may be eligible to receive the full 0.50% 12b-1 fee starting at the time of purchase if they forego the prepaid commission.


              Please keep this supplement for future reference.















o     FSS1 SA-[]
                          SUPPLEMENT DATED JULY 1, 2002
                TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                            FRANKLIN STRATEGIC SERIES
 (FRANKLIN AGGRESSIVE GROWTH FUND, FRANKLIN CALIFORNIA GROWTH FUND, FRANKLIN LARGE CAP GROWTH FUND, FRANKLIN SMALL-MID CAP GROWTH FUND AND FRANKLIN SMALL
                               CAP GROWTH FUND II)
                             DATED SEPTEMBER 1, 2001


The Statement of Additional Information is amended as follows:

I. As of January 1, 2002, the Franklin Aggressive Growth Fund, Franklin Large Cap Growth Fund and Franklin Small Cap Growth Fund II offer five classes of shares: Class A, Class B, Class C, Class R and Advisor Class. Franklin California Growth Fund offers four classes of shares: Class A, Class B, Class C and Class R. As of July 1, 2002 Franklin Small-Mid Cap Growth Fund offers five classes of shares: Class A, Class B, Class C, Class R and Advisor Class.

II.  The following is added at the end of the second paragraph on page 1:

The unaudited financial statements in the Funds' Semiannual Report to Shareholders, for the six-months period ended October 31, 2002, are also incorporated by reference.

III. The "Officers and Trustees" section on page 17 is replaced with the following:

OFFICERS AND TRUSTEES
------------------------------------------------------------------------------

Franklin Strategic Series (the Trust) has a board of trustees. Each trustee will serve until that person's successor is elected and qualified. The board is responsible for the overall management of the Trust, including general supervision and review of each Fund's investment activities. The board, in turn, elects the officers of the Trust who are responsible for administering the Funds' day-to-day operations. The board also monitors each Fund to ensure no material conflicts exist among share classes. While none is expected, the board will act appropriately to resolve any material conflict that may arise.

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below.

INDEPENDENT BOARD MEMBERS

---------------------------------------------------------------------------
                                            NUMBER OF
                                           PORTFOLIOS
                                             IN FUND
 NAME, AGE AND     POSITION     LENGTH OF    COMPLEX          OTHER
    ADDRESS                    TIME SERVED  OVERSEEN   DIRECTORSHIPS HELD
                                            BY BOARD
                                             MEMBER*
---------------------------------------------------------------------------
Frank H.        Trustee        Since 1991  108         None
Abbott, III
(81)
---------------
One Franklin
Parkway, San
Mateo, CA
94403-1906
---------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company); and FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until
1996) and Vacu-Dry Co. (food processing) (until 1996).
---------------------------------------------------------------------------
HARRIS J.       Trustee        Since 1991  139         Director, RBC
ASHTON (70)                                            Holdings, Inc.
One Franklin                                           (bank holding
Parkway, San                                           company) and Bar-S
Mateo, CA                                              Foods (meat
94403-1906                                             packing company).

---------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
---------------------------------------------------------------------------
S. Joseph       Trustee        Since 1991  140         None
FORTUNATO (69)
One Franklin
Parkway, San
Mateo, CA
94403-1906
---------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
---------------------------------------------------------------------------
EDITH E.        Trustee        Since 1998  85          Director, Amerada
HOLIDAY (50)                                           Hess Corporation
One Franklin                                           (exploration and
Parkway, San                                           refining of oil
Mateo, CA                                              and gas); Hercules
94403-1906                                             Incorporated
                                                       (chemicals, fibers
                                                       and resins);
                                                       Beverly
                                                       Enterprises, Inc.
                                                       (health care);
                                                       H.J. Heinz Company
                                                       (processed foods
                                                       and allied
                                                       products); RTI
                                                       International
                                                       Metals, Inc.
                                                       (manufacture and
                                                       distribution of
                                                       titanium); Digex
                                                       Incorporated (web
                                                       hosting provider);
                                                       and Canadian
                                                       National Railway
                                                       (railroad).

---------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
---------------------------------------------------------------------------
FRANK W.T.      Trustee        Since 1991  108         Director, The
LAHAYE (73)                                            California Center
One Franklin                                           for Land Recycling
Parkway, San                                           (redevelopment).
Mateo, CA
94403-1906

---------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY,
Chairman, Peregrine Venture Management Company (venture capital).
---------------------------------------------------------------------------
GORDON S.       Trustee        Since 1992  139         Director, Martek
MACKLIN (74)                                           Biosciences
One Franklin                                           Corporation;
Parkway, San                                           WorldCom, Inc.
Mateo, CA                                              (communications
94403-1906                                             services);
                                                       MedImmune, Inc.
                                                       (biotechnology);
                                                       Overstock.com
                                                       (Internet
                                                       services); and
                                                       Spacehab, Inc.
                                                       (aerospace
                                                       services).
---------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman and Director, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation (financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992); and President, National Association of Securities Dealers, Inc. (until 1987).
---------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS
---------------------------------------------------------------------------
                                             NUMBER OF
                                           PORTFOLIOS
                                             IN FUND
                                             COMPLEX
                                             OVERSEEN
NAME, AGE AND                LENGTH OF       BY BOARD         OTHER
ADDRESS        POSITION      TIME SERVED     MEMBER*    DIRECTORSHIPS HELD
---------------------------------------------------------------------------
**HARMON E.     Trustee and    Trustee          33          None
BURNS (57)      Vice President since 1993
One Franklin                   and Vice
Parkway, San                   President
Mateo, CA                      since 199[]
94403-1906
---------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin
Resources, Inc.; Vice President and Director, Franklin Templeton
Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.;
Director, Franklin Investment Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc.
---------------------------------------------------------------------------
**CHARLES B.    Chairman of    Since 1991      139         None
JOHNSON (69)    the Board and
One Franklin    Trustee
Parkway, San
Mateo, CA
94403-1906
---------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc.
---------------------------------------------------------------------------
**RUPERT H.     President and  Since 1991      120         None
JOHNSON (61)    Trustee
One Franklin
Parkway, San
Mateo, CA
94403-1906
---------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin
Resources, Inc.; Vice President and Director, Franklin Templeton
Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin
Investment Advisory Services, Inc.; Senior Vice President, Franklin
Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc.
---------------------------------------------------------------------------
MARTIN L.       Vice           Vice        Not         None
FLANAGAN (42)   President and  President   Applicable
One Franklin    Chief          since []
Parkway         Financial      and Chief
San Mateo, CA   Officer        Financial
94403-1906                     Officer
                               since []
---------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC; Executive Vice President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. ; and officer and/or director or trustee, as the case may be, of 52 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------
DAVID P. GOSS   Vice President Since 2000  Not         None
(55)                                       Applicable
One Franklin
Parkway
San Mateo, CA
94403-1906
---------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief
Executive Officer and Director, Property Resources, Inc. and Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, President,
Chief Executive Officer and Director, Property Resources Equity Trust
(until 1999) and Franklin Select Realty Trust(until 2000).
---------------------------------------------------------------------------
BARBARA J.      Vice           Since 2000  Not         None
GREEN (54)      President                  Applicable
One Franklin
Parkway
San Mateo, CA
94403-1906
---------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and
Senior Vice President, Templeton Worldwide, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY,
Deputy Director, Division of Investment Management, Executive Assistant
and Senior Advisor to the Chairman, Counselor to the Chairman, Special
Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995), Attorney, Rogers & Wells (until 1986), and Judicial Clerk,
U.S. District Court (District of Massachusetts) (until 1979).
---------------------------------------------------------------------------
EDWARD B.       Vice President Since []    Applicable  None
JAMIESON (53)
One Franklin
Parkway
San Mateo, CA
94403-1906
---------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and Portfolio Manager, Franklin Advisers, Inc.;
officer of other subsidiaries of Franklin Resources, Inc.; and officer and trustee of five of the investment companies in Franklin Templeton
Investments.
---------------------------------------------------------------------------
CHARLES E.      Vice President Since []    Not         None
JOHNSON (46)                               Applicable
One Franklin
Parkway, San
Mateo, CA
94403-1906
---------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President and Director, Franklin
Resources, Inc.; Senior Vice President, Franklin Templeton Distributors,
Inc.; President and Director, Templeton Worldwide, Inc. and Franklin
Advisers, Inc.; Chairman of the Board, President and Director, Franklin Investment Advisory Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 34 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------
EDWARD V        Vice President Since []    Not         None
MCVEY(64)                                  Applicable
One Franklin
Parkway, San
Mateo, CA
94403-1906
--------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Distributors, Inc.; Executive
Vice President, Templeton/Franklin Investment Services, Inc.; and officer of 29 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------
CHRISTOPHER J.  Vice President Since []    Not         None
MOLUMPHY (40)                              Applicable
One Franklin
Parkway, San
Mateo, CA
94403-1906
---------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President, Franklin Advisers, Inc.; and officer of two of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------
KIMBERLEY       Treasurer and  Since 2000  Not         None
MONASTERIO (38) Principal                  Applicable
One Franklin    Accounting
Parkway, San    Officer
Mateo, CA
94403-1906
---------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 34 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------
MURRAY L.       Vice           Since 2000  Not         None
SIMPSON (65)    President and              Applicable
One Franklin    Secretary
Parkway
San Mateo, CA
94403-1906
---------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.;
officer and/or director of some of the subsidiaries of Franklin
Resources, Inc.; officer of 53 of the investment companies in Franklin
Templeton Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until
2000) and Director, Templeton Asset Management Ltd. (until 1999).
---------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust's adviser and distributor. Harmon E. Burns is considered an interested person of the Trust under the federal securities laws due to his position as officer and director of Franklin Resources, Inc.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

The Trust pays noninterested board members $2,025 for each of the Trust's eight regularly scheduled meetings plus $1,350 per meeting attended. Board members who serve on the audit committee of the Trust and other funds in Franklin Templeton Investments receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the Trust. Members of a committee are not separately compensated for any committee meeting held on the day of a board meeting. Noninterested board members also may serve as directors or trustees of other funds in Franklin Templeton Investments and may receive fees from these funds for their services. The fees payable to noninterested board members by the Trust are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within Franklin Templeton Investments. The following table provides the total fees paid to noninterested board members by the Trust and by Franklin Templeton Investments.


                                                              NUMBER OF BOARDS
                                                                 IN FRANKLIN
                            TOTAL FEES      TOTAL FEES          TEMPLETON
                             RECEIVED      RECEIVED FROM      INVESTMENTS ON
           NAME              FROM THE   FRANKLIN TEMPLETON   WHICH EACH SERVES
                            TRUST/1 ($)   INVESTMENTS/2 ($)
------------------------------------------------------------------------------
Frank H. Abbott               18,009          163,675              28
Harris J. Ashton              19,742          353,221              48
S. Joseph Fortunato           18,434          352,380              49
Edith E. Holiday              24,750          254,670              28
Frank W.T. LaHaye             19,059          154,197              28
Gordon S. Macklin             19,742          353,221              48

1. For the fiscal year ended April 30, 2001
2. For the calendar year ended December 31, 2001.

Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in Franklin Templeton Investments for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in Franklin Templeton Investments. Certain officers or board members who are shareholders of Franklin Resources, Inc. (Resources) may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the funds in Franklin Templeton Investments, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

The following tables provide the dollar range of equity securities beneficially owned by the board members of the Trust on December 31, 2001.

INDEPENDENT BOARD MEMBERS
-------------------------------------------------------------------------------
                                                                AGGREGATE DOLLAR
                                                                RANGE OF EQUITY
                                                              SECURITIES IN ALL
                                                              FUNDS OVERSEEN BY
                                                            THE BOARD MEMBER IN
                                                                 THE FRANKLIN
                         DOLLAR RANGE OF EQUITY SECURITIES     TEMPLETON FUND
NAME OF BOARD MEMBER     IN EACH FUND OF MUTUAL SERIES             COMPLEX
-------------------------------------------------------------------------------
Frank H. Abbott       Aggressive       $10,000-$50,000
                      Growth Fund
                                                               Over $100,000
                      Small Mid-Cap     $10,000-$50,000
-------------------------------------------------------------------------------

Harris J Ashton       None                                     Over $100,000

-------------------------------------------------------------------------------
S. Joseph Fortunato   Aggressive       $1-$10,000              Over $100,000
                      Growth Fund

                      California       $1-$10,000
                      Growth

                      Large Cap        $1-$10,000

                      Small Mid-Cap    $1- $10,000
-------------------------------------------------------------------------------
Edith E. Holiday      Aggressive       $10,000-$50,000
                      Growth Fund

                      California       $10,000-$50,000    Over $100,000
                      Growth

                      Large Cap        $10,000-$50,000

                      Small Mid-Cap    $1- $10,000
-------------------------------------------------------------------------------
                      California
                      Growth           $10,000- $50,000   Over $100,000
Frank W.T. LaHaye
                      Small Mid-Cap    $10,000- $50,000
-------------------------------------------------------------------------------
Gordon S. Macklin     None




                                                          Over $100,000
-------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS

-------------------------------------------------------------------------------
                                                              AGGREGATE DOLLAR
                                                               RANGE OF EQUITY
                                                              SECURITIES IN ALL
                                                              FUNDS OVERSEEN BY
                      DOLLAR RANGE OF EQUITY SECURITIES     THE BOARD MEMBER IN
                      IN EACH FUND OF MUTUAL SERIES             THE FRANKLIN
NAME OF BOARD MEMBER                                           TEMPLETON FUND
                                                                    COMPLEX
-------------------------------------------------------------------------------
                      California       Over $100,000
                      Growth
Harmon E. Burns                                          Over $100,000
                      Small Mid-Cap    Over $100,000
-------------------------------------------------------------------------------

Charles B. Johnson    Small Mid-Cap    $10,000- $50,000  Over $100,000
-------------------------------------------------------------------------------
                      California       Over $100,000     Over $100,000
Rupert H. Johnson,    Growth
Jr.
                      Small Mid-Cap $10,000- $50,000
-------------------------------------------------------------------------------

BOARD COMMITTEES

The board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent auditors, including evaluating their independence and meeting with such accountants to consider and review matters relating to the Fund's financial reports and internal accounting. The Audit and the Nominating Committees are comprised of the following Independent Trustees of the Trust: Frank H. Abbott, III, Harris J. Ashton, S. Joseph Fortunato, Edith E. Holiday Frank W.T. LaHaye and Gordon S. Macklin.

The Trust's Nominating Committee sets trustees' fees and is responsible for the nomination of trustees to the board. When vacancies arise or elections are held, the Committee considers qualified nominees, including those recommended by shareholders who provide a written request to the board, care of the Trust's address at:

P.O. Box 997151
Sacramento, CA  95899-9983

During the fiscal year ending April 30, 2002, the Audit Committee and the Nominating Committee met three times.

IV. The following is added to the section "Management and Other Services - Manager and services provided" on page 20:

During the past fiscal year, the board considered and approved the renewal of each Fund's management agreement with its manager. In connection with this annual review, the board, with the advice and assistance of independent counsel, received and considered information and reports relating to the nature, quality and scope of the services provided to the Fund by its manager and its affiliates. The board considered the level of and the reasonableness of the fees charged for these services, together with comparative fee and expense information showing, among other things, the fees paid for advisory, administrative, transfer agency, and shareholder services and the total expense ratio of each Series of the Trust relative to its peer group of mutual funds.

In addition, the board considered, among other factors:

      o the effect of the investment advisory fee and fund administration fee structure on the expense ratio of each Series of the Trust;

      o the effect of the investment advisory fee and fund administration fee structure on the nature or level of services to be provided to each Series of the Trust;

      o     the investment performance of each Series of the Trust;

      o information on the investment performance, advisory fees, administration fees and expense ratios of other registered investment companies within Franklin Templeton Investments;

      o information on the investment performance, advisory fees, administration fees and expense ratios of other investment companies not advised by the manager but believed to be generally comparable in their investment objectives and size to each Series of the Trust; and

      o the continuing need of the manager to retain and attract qualified investment and service professionals to serve the Trust in an increasingly competitive industry.

The board also considered various improvements and upgrades in shareholder services made during the year, financial information about the manager's costs, an analysis of historical profitability of each Series of the Trust, and the importance of supporting quality, long-term service by the manager to help achieve solid investment performance.

Based on all the factors described above and such other considerations and information as it deemed relevant to its decision, the board determined that renewal of the management agreement was in the best interests of each Series of the Trust and its shareholders and on that basis approved their renewal.

V. The second, third, fourth and fifth paragraphs under the section "Organization, Voting Rights and Principal Holders" starting on page 26 are replaced with the following:

The Aggressive Growth Fund, Large Cap Fund, Small Mid-Cap Fund and Small Cap Fund II currently offer five classes of shares, Class A, Class B, Class C, Class R and Advisor Class. Each Fund may offer additional classes of shares in the future. The full title of each class is:

o Franklin Aggressive Growth Fund - Class A o Franklin Aggressive Growth Fund - Class B o Franklin Aggressive Growth Fund - Class C o Franklin Aggressive Growth Fund - Class R o Franklin Aggressive Growth Fund - Advisor Class

o Franklin Small Mid-Cap Fund - Class A o Franklin Small Mid-Cap Fund - Class B
o Franklin Small Mid-Cap Fund - Class C o Franklin Small Mid-Cap Fund - Class R
o Franklin Small Mid-Cap Fund - Advisor Class

o Franklin Large Cap Growth Fund - Class A o Franklin Large Cap Growth Fund - Class B o Franklin Large Cap Growth Fund - Class C o Franklin Large Cap Growth Fund - Class R o Franklin Large Cap Growth Fund - Advisor Class

o Franklin Small Cap Growth Fund II - Class A o Franklin Small Cap Growth Fund II - Class B o Franklin Small Cap Growth Fund II - Class C o Franklin Small Cap Growth Fund II - Class R o Franklin Small Cap Growth Fund II - Advisor Class

The California Fund currently offers four classes of shares, Class A, Class B, Class C and Class R. The Fund may offer additional classes of shares in the future. The full title of each class is:

o     Franklin California Growth Fund -  Class A
o     Franklin California Growth Fund -  Class B
o     Franklin California Growth Fund -  Class C
o     Franklin California Growth Fund -  Class R

Before September 1, 2001, the Small-Mid Cap Fund was named the Small Cap Growth Fund I. On that date, the Fund's investment objective and various investment policies were changed. Consistent with these changes, the Fund's name was changed to the Franklin Small-Mid Cap Growth Fund.

VI. The following is added to the section "Organization, Voting Rights and Principal Holders" on page 25:

As of April 1, 2002, the principal shareholders of the Funds, beneficial or of record, were:

Name and Address                         Share Class    Percentage (%)
--------------------------------------------------------------------------
AGGRESSIVE GROWTH FUND
Franklin Templeton Bank & Trust/1 TTEE   Advisor        59.75
For Defined Benefit Services
Franklin Templeton 401K/2
P.O. Box 2438
Rancho Cordova, CA  95741-2138

Logix Corp 401K Profit Sharing Plan      R              33.50
22289 Exploration Dr., Ste. 303
Lexington Park, MD 20653-2064

First Clearing Corporation               R              31.71
MidAmerica Neurospine LLC
Retirement Plan
4320 Wornall Road, Ste. 714
Kansas City, MO 64111-3248

Franklin Advisers, Inc./3                R              18.83
One Franklin Parkway
San Mateo, CA 94403-21906

Franklin Templeton Bank & Trust/1        R               5.15
Cust for the Rollover IRA of
Larry C. Bishop
1459 Wiley Street
Fairborn, OH 45324-3245

Gregory J. Salisbury Trust               R               5.10
GJS Financial Inc. 401K Plan
6147 28th Street SE, Ste. 12
Grand Raids, MI 49546



CALIFORNIA GROWTH FUND
CONREF and Co.                           R              65.38
FBO Minneapolis RAD Assoc. MMP PLN
Charles Maile
c/o US Bank
PO Box 1787
Milwaukee, WI 53201-1787

Franklin Templeton Bank & Trust/1         R             16.93
Cust for the Rollover IRA of
Allen Richard Buchanan
104 Havenridge Circle
Fairfield Glade, TN 38558-6416

Logix Corp 401K Profit Sharing Plan      R               5.82
22289 Exploration Dr., Ste. 303
Lexington Park, MD 20653-2064

Franklin Advisers, Inc./3                R               5.47
One Franklin Parkway
San Mateo, CA 94403-21906

LARGE CAP FUND
Franklin Templeton Bank & Trust/1        Advisor        11.32
TTEE For Defined Benefit Services
Franklin Templeton 401K2
P.O. Box 2438
Rancho Cordova, CA  95741-2138

CONREF and Co.                           R              73.33
FBO Minneapolis RAD Asso. MMP PLN
Charles Maile
C/O US Bank
PO Box 1787
Milwaukee, WI 53201-1787

Franklin Templeton Bank & Trust/1        R              13.66
Cust for the Rollover IRA of
Richard D. Larson
1459 Wiley Street
Fairborn, OH 45324-3245

Franklin Advisers, Inc./3                R               7.19
One Franklin Parkway
San Mateo, CA 94403-21906

SMALL-MID CAP GROWTH FUND
Fidelity Investments Institutional       A               11.65
Op. Co.
As Agent for All-Phase
Electric Supply Company
100 Magellan Way KWIC
Covington, KY  41015-1927

First Union National Bank              Advisor           16.41
FBO Various Retirement Plans
1525 West WT Harris Blvd.
Charlotte, NC  28288-0001

Sheldon & Co.                          Advisor            5.88
c/o National City Bank
Attn. Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

Prudential Securities Inc.             Advisor            5.73
FBO Prudential Retirement Services
Octanner Company
P.O. Box 5310
Scranton, PA  18505-5310

Whitelaw and Co-Plan Works SIP         Advisor            5.47
P.O. Box 94984
Cleveland, OH  44101-4984

Franklin Templeton Bank & Trust/1       R                 40.99
Cust for the Rollover IRA of
Raymond J. Giammichele
4 Keller Dr.
Horsehead, NY 14845

CONREF and Co                          R                  16.19
FBO Minneapolis RAD Assoc. PS Plan
Charles Maile
c/o US Bank
PO Box 1787
Milwaukee, WI 53201-1787

The Black Jack Fire Protection        R                    13.05
District-Retirement Plan for the
Employees
12490 Old Halls Ferry Road
Black Jack, MO 63033-4202

Franklin Templeton Bank & Trust/1     R                     6.37
Cust for the Rollover IRA of
Jessica M. Reilly
5 Magnolia PL
Bronx, NY 10456-3816

Franklin Templeton Bank & Trust/1    R                      5.34
Cust for the Rollover IRA of
Charlotte L. Yoder
2575 Hwy. 1 SW
Iowa City, IA 52240

SMALL CAP GROWTH FUND II
The Northern Trust Co. Trustee       A                     12.90
FBO Goodyear Tire & Rubber Co.
P.O. Box 92956
Chicago, IL  60675-2958

Franklin Templeton Fund Allocator    Advisor                9.57
Moderate Target Fund
One Franklin Parkway
San Mateo, CA  94403-1906

Franklin Templeton Fund Allocator    Advisor               12.78
Growth Target Fund
One Franklin Parkway
San Mateo, CA  94403-1906

Northwest Savings Bank               Advisor                5.22
Attn. Trust Dept.
Liberty St. Second Avenue
Warren, PA  16565

Key Trust Company NA-Prism           Advisor                7.31
Applied Industrial Technologies
Retirement Savings Plan
4900 Tiedeman Rd.
Brooklyn, OH  44144-2330

CONREF and Co                        R                     30.92
FBO Minneapolis RAD Assoc. PS Plan
Charles Maile
c/o US Bank
PO Box 1787
Milwaukee, WI 53201-1787

Dan P. Degroot & Darlene R. Degroot  R                     23.94
and Mark A. Degroot
Trust Degroot Inc. MMP PLN
4201 Champion Road
Green Bay, WI 54311-9794

Coventry Health Care                 R                     15.38
665 Locust Street
Des Moines, IA 50304-0897

Franklin Templeton Bank & Trust/1     R                    11.61
Cust for the Rollover IRA of
Regis C. Fitzgerald
251 Marvilla Circle
Pacifica, CA 94044-3332



1. Franklin Templeton Bank & Trust (FTB&T) is a California corporation and is wholly owned by Franklin Resources, Inc. (Resources).

2 Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and/or trustees of the Trust, serve on the administrative committee of the Franklin Templeton Profit Sharing 401(k) Plan, which owns shares of the Funds. In that capacity, they participate in the voting of such shares. Charles B. Johnson and Rupert H. Johnson, Jr. disclaims beneficial ownership of any share of the Funds owned by the Franklin Templeton Profit Sharing 401(k) Plan.

3. Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and/or trustees of the Trust, may be considered beneficial holders of the Fund shares held by Frankin Advisers, Inc. (Advisers). As principal shareholders of Resources, they may be able to control the voting of Advisers sarehs of the Fund.

As of April 1, 2002, the officers and board members, as a group, owned of record and beneficially 2.97% of Aggressive Growth Fund - Advisor Class and less than 1% of the outstanding shares of the other Funds and classes. The board members may own shares in other funds in Franklin Templeton Investments.

VII. The first paragraph under the section "Buying and Selling Shares - Initial sales charges" on page 27 is replaced with the following:

The maximum initial sales charge is 5.75% for Class A and 1% for Class C. There is no initial sales charge for Class B and Class R.

VIII. The first and second paragraphs under "Buying and Selling Shares - Retirement plans" on page 30 are replaced with the following:

RETIREMENT PLANS. Effective January 1, 2002, (i) individual retirement accounts with investments of $1 million or more, (ii) Qualified Retirement Plans, ERISA covered 403(b)'s and certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified Retirement Plans, such as 457 plans and executive deferred compensation arrangements, with assets of $20 million or more, (iii) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets of $10 million or more and (iv) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets of less than $10 million if Class R shares are not offered on a particular fund are eligible to buy Class A shares without an initial sales charge.

Retirement plans with assets invested in one or more Franklin Templeton funds on December 31, 2001, or in contract on December 31, 2001, to add one or more Franklin Templeton funds to the plan's investment options, and sponsored by an employer (i) with at least 100 employees, or (ii) with retirement plan assets of $1 million or more, or (iii) that agreed to invest at least $500,000 in Franklin Templeton funds over a 13 month period may continue to buy Class A shares without an initial sales charge.

The following investors are eligible to buy Class R shares: (i) Qualified Retirement Plans, ERISA covered 403(b)'s and certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified Retirement Plans, such as 457 plans and executive deferred compensation arrangements, with assets less than $20 million, (ii) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets less than $10 million, and (iii) investors who open an IRA Rollover with less than $1 million from a retirement plan that offered Franklin Templeton funds other than a current or former Franklin Templeton employee or as the result of a spousal rollover, a QDRO or a rollover of assets from a same employer sponsored Franklin Templeton money purchase pension plan in existence prior to January 1, 2002, to a new or existing Franklin Templeton profit sharing plan.

A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

Retirement plans that are not Qualified Retirement Plans, SIMPLEs (savings incentive match plans for employees) or SEPs (employer sponsored simplified employee pension plans established under section 408(k) of the Internal Revenue
Code) must meet the group purchase requirements described above to be able to buy Class A shares without an initial sales charge. We may enter into a special arrangement with a securities dealer, based on criteria established by the Fund, to add together certain small Qualified Retirement Plan accounts for the purpose of meeting these requirements.

IX. The second paragraph under the section "Buying and Selling Shares - Dealer compensation" on page 30 is replaced with the following:

Distributors may pay the following commissions, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares of $1 million or more: 1.00% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million.

X. The third paragraph under the section "Buying and Selling Shares - Dealer compensation" on page 30 is deleted.

XI. The fourth paragraph under the section "Buying and Selling Shares - Dealer compensation" on page 30 is replaced with the following:

Distributors or one of its affiliates may pay up to 1% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares by certain retirement plans without an initial sales charge. These payments may be made in the form of contingent advance payments, which may be recovered from the securities dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the securities dealer.

XII. The first paragraph under the section "Buying and Selling Shares - Contingent deferred sales charge (CDSC)" on page 31 is replaced with the following:

If you invest $1 million or more in Class A shares, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any shares you sell within 18 months of purchase. For purchases made prior to February 1, 2002, a CDSC of 1% may apply to shares redeemed within 12 months of purchase. For Class C and Class R shares, a CDSC may apply if you sell your shares within 18 months of purchase. For Class R shares, except for ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping, the CDSC is applied at the plan level based on initial investment for qualified plans. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less.

XIII. The following is added under the section "Buying and Selling Shares - CDSC waivers" on page 31:

o Redemptions of Class R shares by investors if the securities dealer of record waived its commission in connection with the purchase.

XIV. The following is added under the section "Buying and Selling Shares," beginning on page 27:

CONVERSION OF CLASS R SHARES TO CLASS A SHARES Effective October 1, 2002, when ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping reach $10 million, assets may be transferred from Class R shares into Class A shares at NAV if Franklin Templeton Investments is notified by the plan sponsor. For all other Qualified Retirement Plans, when plan assets reach $20 million, assets may be transferred from Class R shares into Class A shares at NAV if Franklin Templeton Investments is notified by the plan sponsor.

XV. The first two paragraphs under "The Underwriter - Distribution and service (12b-1) fees - The Class B and C plans" on page 35 are replaced with the following:

THE CLASS B, C AND R PLANS. For Class B and C shares, a Fund pays Distributors up to 1% per year of the class's average daily net assets, out of which 0.25% may be paid for services to the shareholders (service fees). For Class R shares, the Fund pays Distributors up to 0.50% per year of the class's average daily net assets. The Class B, C and R plans also may be used to pay Distributors for advancing commissions to securities dealers with respect to the initial sale of Class B, C and R shares. Class B plan fees payable to Distributors are used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commissions to securities dealers. Resources owns a minority interest in one of the third party financing entities.

The Class B, C and R plans are compensation plans. They allow the Fund to pay a fee to Distributors that may be more than the eligible expenses Distributors has incurred at the time of the payment. Distributors must, however, demonstrate to the board that it has spent or has near-term plans to spend the amount received on eligible expenses. The Fund will not pay more than the maximum amount allowed under the plans.

XVI. The subheading "The Class A, B and C plans" under "The Underwriter - Distribution and service (12b-1) fees" on page 35 is replaced with "The Class A, B, C and R plans."

XVII. The first paragraph and the subheadings "Average annual total return" and "Cumulative total return" under the "Performance" section on page 36 are replaced with the following:

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Funds be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return before taxes, average annual total return aster taxes on distributions, average annual total return after taxes on distributions and sale of Fund sales quotations used by the Funds are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the Funds to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

Effective January 1, 2002, the Funds began offering Class R shares, which do not have initial sales charges. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to January 1, 2002, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, reflecting the Rule 12b-1 rate differential between Class A and R; and (b) for periods after January 1, 2002, Class R standardized performance quotations are calculated as described below.

AVERAGE ANNUAL TOTAL RETURN BEFORE TAXES Average annual total return before taxes is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

When considering the average annual total return before taxes quotations for Class A and C shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund. The average annual total returns before taxes for the indicated periods ended October 31, 2001, were:

                                                                        SINCE
                             INCEPTION                                INCEPTION
                               DATE      1 YEAR (%)    5 YEARS (%)      (%)
-------------------------------------------------------------------------------
CLASS A
Aggressive Growth Fund      06/23/99       -55.62           -            5.14
California Growth Fund      10/30/91       -46.31         10.19         15.68
Large Cap Growth Fund       06/07/99       -47.64           -           -7.51
Small Cap Growth Fund II    05/01/00       -30.67           -           -13.12
Small Mid-Cap Fund          02/14/92       -44.49          7.35         14.04

                                                                        SINCE
                                          INCEPTION     1 YEAR (%)    INCEPTION
                                            DATE                         (%)
-------------------------------------------------------------------------------
CLASS B
Aggressive Growth Fund                    06/23/99        -55.08         6.10
California Growth Fund                    01/01/99        -45.59         6.39
Large Cap Growth Fund                     06/07/99        -47.01        -7.03
Small Cap Growth Fund II                  05/01/00        -29.81        -12.60

                                                                         SINCE
                                                                       INCEPTION
                                         1 YEAR (%)    5 YEARS (%)       (%)
--------------------------------------------------------------------------------
CLASS C
Aggressive Growth Fund       06/23/99      -54.13           -            6.73
California Growth Fund       09/03/96      -44.58         10.45         11.67
Large Cap Growth Fund        06/07/99      -45.86           -           -6.20
Small Cap Growth Fund II     05/01/00      -28.34           -          -11.31
Small Mid-Cap Fund           10/02/95      -42.71          7.61          9.54


The following SEC formula was used to calculate these figures:
      n
P(1+T)  = ERV

where:

P     =     a hypothetical initial payment of $1,000
T     =     average annual total return
n     =     number of years
ERV   =     ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (E.G., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

The Fund's sales literature and advertising commonly refer to this calculation as the Fund's after-tax average annual total return (pre-liquidation). When considering the average annual total return after taxes on distributions quotations for Class A and C shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund. The average annual total returns after taxes on distributions for the indicated periods ended October 31, 2001, were:

                                                                          SINCE
                              INCEPTION                                INCEPTION
                                DATE       1 YEAR (%)   5 YEARS (%)       (%)
--------------------------------------------------------------------------------
CLASS A
Aggressive Growth Fund          06/23/99     -55.62         -              4.72
California Growth Fund          10/30/91     -47.13         9.03         13.80
Large Cap Growth Fund           06/07/99     -47.69         -             -7.56
Small Cap Growth Fund II        05/01/00     -30.67         -            -13.12
Small Mid-Cap Fund              02/14/92     -44.72         6.46         12.63

                                                                         SINCE
                                           INCEPTION     1 YEAR (%)    INCEPTION
                                              DATE                        (%)
------------------------------------------------------------------- ------------
CLASS B
Aggressive Growth Fund                        06/23/99     -55.09        5.69
California Growth Fund                        01/01/99     -46.46        5.76
Large Cap Growth Fund                         06/07/99     -47.05       -7.06
Small Cap Growth Fund II                      05/01/00     -29.81      -12.60

                                                                           SINCE
                                                                       INCEPTION
                                           1 YEAR (%)   5 YEARS (%)       (%)
-------------------------------------------------------------------- -----------
CLASS C
Aggressive Growth Fund        06/23/99       -54.14          -            6.33
California Growth Fund        09/03/96       -45.35         9.44         10.68
Large Cap Growth Fund         06/07/99       -45.89          -           -6.22
Small Cap Growth Fund II      05/01/00       -28.34          -          -11.31
Small Mid-Cap Fund            10/02/95       -42.81         6.89          8.56


The following SEC formula was used to calculate these figures:
      n
P(1+T)  = ATVD

where:

P     =     a hypothetical initial payment of $1,000
T     =     average annual total return (after taxes on distributions)
n     =     number of years
ATVD  =     ending value of a hypothetical $1,000 payment made at the
            beginning of each period at the end of each period, after taxes on fund distributions but not after taxes on redemption.

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES Average annual total return after taxes on distributions and sale of fund shares is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of fund shares. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of fund shares. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any nonrecurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

The Fund's sales literature and advertising commonly refer to this calculation as the Fund's after-tax average annual total return (post-liquidation). When considering the average annual total return after taxes on distributions quotations for Class A and C shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund. The average annual total returns after taxes on distributions and redemption for the indicated periods ended October 31, 2001, were:

                                                                         SINCE
                              INCEPTION                               INCEPTION
                                DATE       1 YEAR (%)   5 YEARS (%)      (%)
-------------------------------------------------------------------------------
CLASS A
Aggressive Growth Fund        06/23/99       -33.87          -            4.03
California Growth Fund        10/30/91       -27.35         7.96         12.51
Large Cap Growth Fund         06/07/99       -29.00        -5.95          -
Small Cap Growth Fund II      05/01/00       -18.68          -          -10.42
Small Mid-Cap Fund            02/14/92       -26.99         5.60         11.27

                                                                        SINCE
                                           INCEPTION                  INCEPTION
                                              DATE       1 YEAR (%)      (%)
-------------------------------------------------------------------------------
CLASS B
Aggressive Growth Fund                      06/23/99       -33.54        4.82
California Growth Fund                      01/01/99       -26.84        5.18
Large Cap Growth Fund                       06/07/99       -28.62       -5.57
Small Cap Growth Fund II                    05/01/00       -18.16       -10.01

                                                                         SINCE
                                                                       INCEPTION
                                           1 YEAR (%)   5 YEARS (%)      (%)
-------------------------------------------------------------------------------
CLASS C
Aggressive Growth Fund        06/23/99       -32.96          -           5.33
California Growth Fund        09/03/96       -26.26         8.28         9.34
Large Cap Growth Fund         06/07/99       -27.92          -          -4.92
Small Cap Growth Fund II      05/01/00       -17.26          -          -8.99
Small Mid-Cap Fund            10/02/95       -25.93         5.91         7.40


The following SEC formula was used to calculate these figures:
      n
P(1+T)  = ATVDR

where:

P     =     a hypothetical initial payment of $1,000
T     =     average annual total return (after taxes on distributions and redemptions)
n     =     number of years
ATVDR=      ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions and redemption.

CUMULATIVE TOTAL RETURN Like average annual total return, cumulative total return assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, income dividends and capital gain distributions are reinvested at net asset value, the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods indicated above. The cumulative total returns for the indicated periods ended October 31, 2001, were:

                                                                         SINCE
                              INCEPTION                               INCEPTION
                                DATE       1 YEAR (%)   5 YEARS (%)      (%)
-------------------------------------------------------------------------------
CLASS A
Aggressive Growth Fund        06/23/99       -55.62          -           12.53
California Growth Fund        10/30/91       -46.31        62.42        329.13
Large Cap Growth Fund         06/07/99       -47.64          -          -17.09
Small Cap Growth Fund II      05/01/00       -30.67          -          -19.04
Small Mid-Cap Fund            02/14/92       -44.49        42.60        258.30

                                                                         SINCE
                                           INCEPTION                  INCEPTION
                                              DATE       1 YEAR (%)      (%)
-------------------------------------------------------------------------------
CLASS B
Aggressive Growth Fund                      06/23/99       -55.08       14.98
California Growth Fund                      01/01/99       -45.59       19.19
Large Cap Growth Fund                       06/07/99       -47.01      -16.05
Small Cap Growth Fund II                    05/01/00       -29.81      -18.03

                                                                          SINCE
                                                                       INCEPTION
                                           1 YEAR (%)   5 YEARS (%)      (%)
--------------------------------------------------------------------------------
CLASS C
Aggressive Growth Fund        06/23/99       -54.13          -          16.59
California Growth Fund        09/03/96       -44.58        64.37        76.71
Large Cap Growth Fund         06/07/99       -45.86          -         -14.24
Small Cap Growth Fund II      05/01/00       -28.34          -         -16.49
Small Mid-Cap Fund            10/02/95       -42.71        44.32        74.11



              Please keep this supplement for future reference.










Prospectus

FRANKLIN STRATEGIC SERIES


INVESTMENT STRATEGY GROWTH

FRANKLIN AGGRESSIVE GROWTH FUND - CLASS A, B & C
FRANKLIN CALIFORNIA GROWTH FUND - CLASS A, B & C
FRANKLIN LARGE CAP GROWTH FUND - CLASS A, B & C
FRANKLIN SMALL-MID CAP GROWTH FUND - CLASS A & C
FRANKLIN SMALL CAP GROWTH FUND II - CLASS A, B & C


SEPTEMBER 1, 2001








[Insert Franklin Templeton Ben Head]

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

THE FUNDS

[Begin callout]
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING
[END CALLOUT]

   2    Franklin Aggressive Growth Fund

  14    Franklin California Growth Fund

  26    Franklin Large Cap Growth Fund

  38    Franklin Small-Mid Cap Growth Fund

  49    Franklin Small Cap Growth Fund II

  59    Distributions and Taxes

YOUR ACCOUNT

[Begin callout]
INFORMATION ABOUT SALES CHARGES, ACCOUNT TRANSACTIONS AND SERVICES
[End callout]

  61    Choosing a Share Class

  66    Buying Shares

  69    Investor Services

  73    Selling Shares

  75    Account Policies

  80    Questions

FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT EACH FUND
[End callout]

Back Cover


FRANKLIN AGGRESSIVE GROWTH FUND

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES
                                        -------------------

GOAL The Fund's investment goal is capital appreciation.

MAIN INVESTMENT STRATEGIES Under normal market conditions, the Fund invests primarily in equity securities of companies demonstrating accelerating growth, increasing profitability, or above-average growth or growth potential as compared with the overall economy.

[Begin call out]
The Fund invests primarily in companies demonstrating accelerating growth, increasing profitability, or above-average growth or growth potential. [End callout]

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities.


The Fund invests in companies that the manager believes have the potential for capital appreciation. When suitable opportunities are available, the Fund may also invest in initial public offerings of securities, and may invest a small portion of its assets in private or illiquid securities, such as late stage venture capital financings.

The Fund's manager is a research driven, fundamental investor, pursuing an aggressive growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager chooses companies that it believes are positioned for rapid growth in revenues, earnings or assets. The manager relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages, which are likely to lead to growth in earnings and/or share price. Such advantages as a particular marketing niche, proven technology, sound financial records, strong management, and industry leadership are all factors the manager believes point to strong growth potential.

In choosing individual equity investments, the Fund's manager also considers sectors that have exceptional growth potential and fast growing, innovative companies within these sectors. Consequently, the Fund, from time to time, may have significant positions in particular sectors such as technology (including electronic technology, technology services, biotechnology and health care technology).

The Fund may invest up to 10% of its assets in foreign securities.


TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations, repurchase agreements and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.


[Insert graphic of chart with line going up and down] MAIN RISKS
                                                      ----------

[Begin callout]
Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

STOCKS While stocks historically have outperformed other asset classes over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.


AGGRESSIVE GROWTH STYLE INVESTING The Fund's manager uses an aggressive growth strategy in choosing the Fund's investments. As a result, an investment in the Fund involves a greater degree of risk and its share price may be more volatile than an investment in a conservative equity fund or a growth fund investing entirely in proven growth stocks. The prices of aggressive growth stocks are based largely on projections of the issuer's future earnings and revenues and product development. If a company's earnings or revenues fall short of expectations, or if its products do not come on line on a timely basis, its stock price may fall dramatically. Aggressive growth stocks often are more expensive relative to their earnings or assets compared to value or other stocks, and if those valuations return to more historical norms, the prices of such aggressive growth stocks may moderate or fall. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.


SMALLER AND MIDSIZE COMPANIES Smaller and midsize companies involve greater risks than larger, more established companies. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, may be unable to generate funds necessary for growth or development, or may be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which have a floating interest rate.

Initial public offerings (IPOs) of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. Thus, when the Fund's size is smaller, any gains from IPOs will have an exaggerated impact of the Fund's performance than when the Fund is larger. Although IPO investments have had a positive impact on the Fund's performance in the past, there can be no assurance that the Fund will have favorable IPO investment opportunities in the future.

SECTOR FOCUS - TECHNOLOGY COMPANIES To the extent that the Fund has significant investments in one or a few sectors, it bears more risk than a fund which always maintains broad sector diversification.


Technology company stocks can be subject to abrupt or erratic price movements and have been volatile, especially over the short term, due to the rapid pace of product change and development affecting such companies, which may make a company's products or services obsolete in a short period of time. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins.

ELECTRONIC TECHNOLOGY AND TECHNOLOGY SERVICES COMPANIES These companies face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many Internet-related companies are in the emerging stage of development and are particularly vulnerable to the risks that their business plans will not develop as anticipated and of rapidly changing technologies.

BIOTECHNOLOGY AND HEALTH TECHNOLOGY COMPANIES The biotechnology and health technology industries are subject to extensive government regulation. These industries will be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. For example, in the past several years, the U.S. Congress has considered legislation concerning health care reform and changes to the U.S. Food and Drug Administration's (FDA) approval process, which would, if enacted, affect the biotechnology and health technology industries. As these factors impact these industries, the value of your shares may fluctuate significantly over relatively short periods of time.


PORTFOLIO TURNOVER Because of the Fund's aggressive growth strategy, the Fund's portfolio turnover rate may be higher than that of other mutual funds. High portfolio turnover may involve additional expenses to the Fund, including transaction costs for purchases and sales of securities. These transactions may result in realization of taxable capital gains, including short-term capital gains, which are generally taxed at ordinary income tax rates.

More detailed information about the Fund, its policies and risks can be found in the Fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal. [End callout]


[Insert graphic of a bull and a bear] PERFORMANCE
                                      -----------

This information gives some indication of the risks of investing in the Fund by comparing the Fund's performance with two broad-based securities market indices. Of course, past performance cannot predict or guarantee future results.


CLASS A ANNUAL TOTAL RETURNS/1

[Insert bar graph]

-25.83%
 2000
YEAR

[Begin callout]
BEST QUARTER:
Q4 '99  75.03%

WORST QUARTER:
Q4 '00  -36.90%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2000
                                               SINCE
                                             INCEPTION
                                  1 YEAR     (06/23/99)
------------------------------------------------------------
Franklin Aggressive Growth
Fund - Class A/2                  -30.09%      42.38%
S&P 500 Index/3                    -9.11%      -0.55%
Russell 3000 Index/4              -22.42%      -3.07%

                                               SINCE
                                             INCEPTION
                                  1 YEAR     (06/23/99)
------------------------------------------------------------
Franklin Aggressive Growth
Fund - Class B/2                  -29.24%      45.20%
S&P 500 Index/3                    -9.11%      -0.55%
Russell 3000 Index/4              -22.42%      -3.07%

                                               SINCE
                                             INCEPTION
                                  1 YEAR     (06/23/99)
------------------------------------------------------------
Franklin Aggressive Growth
Fund - Class C/2                  -27.75%      46.22%
S&P 500 Index/3                    -9.11%      -0.55%
Russell 3000 Index/4              -22.42%      -3.07%

---------

1. Figures do not reflect sales charges. If they did, returns would be lower. As of June 30, 2001, the Fund's year-to-date return was -14.70% for Class A.
2. Figures reflect sales charges.
All Fund performance assumes reinvestment of dividends and capital gains.
3. Source: Standard & Poor's Micropal. The S&P 500(R)Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
4. Source: Standard & Poor's Micropal. The Russell 3000(R)Index is an unmanaged group that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

--------


[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                        CLASS A      CLASS B      CLASS C
-----------------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price             5.75%         4.00%       1.99%
  Load imposed on purchases              5.75%         None        1.00%
  Maximum deferred sales charge (load)   None/1        4.00%/2     0.99%/3
(load)

Please see "Choosing a Share Class" on page 61 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        CLASS A      CLASS B      CLASS C
------------------------------------------------------------------------------
Management fees/4                        0.50%         0.50%       0.50%
Distribution and service (12b-1) fees    0.35%         1.00%       0.99%
Other expenses                           0.53%         0.53%       0.53%
                                     -----------------------------------------
Total annual Fund operating              1.38%         2.03%       2.02%
expenses/4                           -----------------------------------------
Management fee reduction/4              -0.03%        -0.03%      -0.03%
                                     -----------------------------------------
Net annual Fund operating expenses/4     1.35%         2.00%       1.99%
                                     =========================================

---------

1. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 63)and purchases by certain retirement plans without an initial sales charge.
2. Declines to zero after six years.
3. This is equivalent to a charge of 1% based on net asset value.
4. For the fiscal year ended April 30, 2001, the administrator had agreed in advance to limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund. The manager had agreed in advance to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. With these reductions, management fees were 0.47% and net annual Fund operating expenses were 1.25% for Class A, 1.90% for Class B and 1.89% for Class C. The manager and administrator may end this arrangement at any time upon notice to the Fund's Board of Trustees. The manager, however, is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund.

---------


EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
------------------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                           $705/1      $978        $1,272      $2,105
CLASS B                           $603        $927        $1,278      $2,160/2
CLASS C                           $399        $718        $1,162      $2,394
If you do not sell your
shares:
CLASS B                           $203        $627        $1,078      $2,160/2
CLASS C                           $300        $718        $1,162      $2,394

---------

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

---------
[Insert graphic of briefcase] MANAGEMENT


Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund's investment manager. Together, Advisers and its affiliates manage over $266 billion in assets.


The team responsible for the Fund's management is:

MICHAEL MCCARTHY, VICE PRESIDENT OF ADVISERS
Mr. McCarthy has been a manager of the Fund since its inception. He joined Franklin Templeton Investments in 1992.

JOHN P. SCANDALIOS, PORTFOLIO MANAGER OF ADVISERS
Mr. Scandalios has been a manager of the Fund since its inception. He joined Franklin Templeton Investments in 1996. Previously, he was with Chase Manhattan Bank.

CONRAD B. HERRMANN CFA, SENIOR VICE PRESIDENT OF ADVISERS
Mr. Herrmann has been a manager of the Fund since its inception. He joined Franklin Templeton Investments in 1989.


The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended April 30, 2001, management fees, before any advance waiver, were 0.50% of the Fund's average net assets. Under an agreement by the manager to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.47% of its average daily net assets to the manager for its services. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.



[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS

This table presents the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


CLASS A                               YEAR ENDED APRIL 30,
---------------------------------------------------------------
                                        2001          2000/3
---------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year                       25.22        10.00
                            -----------------------------------
  Net investment loss/1                  (.17)        (.15)
  Net realized and
  unrealized gains (losses)             (9.74)       15.86
  gains (losses)            -----------------------------------
 Total from investment
  operations                            (9.91)       15.71
                            -----------------------------------
  Distributions
  from net investment income              -           (.02)
  Distributions from net
  realized gains                         (.01)        (.47)
                            -----------------------------------
Total distributions                      (.01)        (.49)
                            -----------------------------------
Net asset value, end of                 15.30        25.22
year                        ====================================
Total return (%)/2                     (39.31)      158.14

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                            127,678       171,976
Ratios to average net
assets: (%)
  Expenses                               1.25         1.24/4
  Expenses excluding
  waiver and payments by                 1.35         1.28/4
  affiliate
  Net investment loss                    (.77)        (.68)/4
Portfolio turnover rate (%)            157.74       148.67

CLASS B
--------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value,
beginning of year                       25.18        10.00
                            ----------------------------------------
  Net investment loss/1                  (.31)        (.30)
  Net realized and
  unrealized gains (losses)             (9.69)       15.95
                            ------------------------------------------
Total from investment
operations                             (10.00)       15.65
                            ------------------------------------------
  Distributions from net
  realized gains                         (.01)        (.47)
                            ------------------------------------------
Net asset value, end of                 15.17        25.18
year                        ==========================================
Total return (%)/2                     (39.73)      157.55

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                            27,587       33,613
Ratios to average net
assets: (%)
  Expenses                               1.90         1.86/4
  Expenses excluding
  waiver and payments by                 2.00         1.90/4
  affiliate
  Net investment income Loss            (1.42)       (1.31)/4
Portfolio turnover rate (%)            157.74       148.67

CLASS C
------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value,
beginning of year                       25.12        10.00
                            --------------------------------------------
  Net investment loss/1                  (.31)        (.30)
  Net realized and
  unrealized gains (losses)             (9.66)       15.89
                            ---------------------------------------------
Total from investment
operations                              (9.97)       15.59
  Distributions from net
  realized gains                         (.01)        (.47)/5
                            ----------------------------------------------
Net asset value, end of                 15.14        25.12
year                        ==============================================
Total return (%)/2                     (39.71)      156.90

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                            60,294      80,473
Ratios to average net
assets: (%)
  Expenses                               1.89         1.88/4
  Expenses excluding
  waiver and payments by                 1.99         1.92/4
  affiliate
  Net investment loss                   (1.41)       (1.34)/4
Portfolio turnover rate (%)            157.74       148.67

--------

1. Based on average shares outstanding.
2. Total return does not include sales charges, and is not annualized.
3. For the period June 23, 1999 (effective date) to April 30, 2000.
4. Annualized.
5. Includes distribution of net investment income in the amount of $.003.

--------

FRANKLIN CALIFORNIA GROWTH FUND

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES
                                        -------------------

GOAL The Fund's investment goal is capital appreciation.


MAIN INVESTMENT STRATEGIES Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of California companies. Shareholders will be given 60 days' advance notice of any change to this policy.

For purposes of the Fund's investments, California companies are companies headquartered or conducting a substantial portion of their operations in, or generating a substantial portion of their revenue from business within, the state of California.

The Fund invests in companies that the manager believes have the potential for capital appreciation. When suitable opportunities are available, the Fund may also invest in initial public offerings of securities, and may invest a small portion of its assets in private or illiquid securities, such as late stage venture capital financings.

[Begin callout]
The Fund invests at least 80% of its net assets in California companies. [End callout]

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities.

The Fund's manager is a research driven, fundamental investor, pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager chooses companies that it believes are positioned for growth in revenues, earnings or assets. The manager relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages, which are likely to lead to growth in earnings and/or share price. Such advantages as a particular marketing niche, proven technology, sound financial records, strong management, and industry leadership are all factors the manager believes point to strong growth potential.

In choosing individual equity investments, the Fund's manager considers sectors that have growth potential and fast growing, innovative companies within these sectors. In evaluating sector weightings in the Fund's investment portfolio, the manager considers, but may deviate from, the relative weightings of sectors in the Franklin California 250 Growth Index(R). The Fund, from time to time, may have significant positions in particular sectors such as electronic technology, technology services, biotechnology and health care technology.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations, repurchase agreements and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

[Insert graphic of chart with line going up and down] MAIN RISKS
                                                      ----------

CALIFORNIA Since the Fund invests primarily in California companies' equity securities, events and conditions in California are likely to affect the Fund's investments and its performance. These events may include changes in economic and political conditions within that state, which are unpredictable and can change at any time. For example, adverse economic conditions in Asia could lead to a drop in Californian exports, which would hurt the manufacturing, technology and other California industries dependent upon exports.


[Begin callout]
Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

STOCKS While stocks historically have outperformed other asset classes over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

The prices of growth stocks are based largely on projections of the issuer's future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks. Because the Fund invests in growth stocks, its share price may be more volatile than other types of investments.


GROWTH STYLE INVESTING Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks. The prices of growth stocks are based largely on projections of the issuer's future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks are often more expensive relative to their earnings or assets compared to value or other stocks, and if those valuations return to more historical norms, the prices of such aggressive growth stocks may moderate or fall. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.


SMALLER AND MIDSIZE COMPANIES Smaller and midsize companies involve greater risks than larger, more established companies. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, may be unable to generate funds necessary for growth or development, or may be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which have a floating interest rate.

DIVERSIFICATION The Fund is a non-diversified fund. It may invest a greater portion of its assets in the securities of one issuer than a diversified fund. The Fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities, which may result in greater fluctuation in the value of the Fund's shares, and may involve more risk than an investment in a fund that does not focus on securities of a single state. The Fund, however, intends to meet certain tax diversification requirements.

SECTOR FOCUS - TECHNOLOGY COMPANIES To the extent that the Fund has significant investments in one or a few sectors, it bears more risk than a fund which maintains broad sector diversification.


Technology company stocks can be subject to abrupt or erratic price movements and have been volatile, especially over the short term, due to the rapid pace of product change and development affecting such companies, which may make a company's products or services obsolete in a short period of time. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins.

ELECTRONIC TECHNOLOGY AND TECHNOLOGY SERVICES COMPANIES These companies face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many Internet-related companies are in the emerging stage of development and are particularly vulnerable to the risks that their business plans will not develop as anticipated and of rapidly changing technologies.

BIOTECHNOLOGY AND HEALTH TECHNOLOGY COMPANIES The biotechnology and health technology industries are subject to extensive government regulation. These industries will be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. For example, in the past several years, the U.S. Congress has considered legislation concerning health care reform and changes to the U.S. Food and Drug Administration's (FDA) approval process, which would, if enacted, affect the biotechnology and health technology industries. As these factors impact these industries, the value of your shares may fluctuate significantly over relatively short periods of time.


More detailed information about the Fund, its policies and risks can be found in the Fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal. [End callout]

[Insert graphic of a bull and a bear] PERFORMANCE
                                      -----------

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past 9 calendar years. The table shows how the Fund's average annual total returns compare to those of two broad-based securities market indices. Of course, past performance cannot predict or guarantee future results.


CLASS A ANNUAL TOTAL RETURNS/1

5.50%  17.57%  16.53%  47.63%  30.43%  15.71%  10.72%  95.17% -7.04%
 92      93      94      95      96      97      98      99    00
                                      YEAR

[Begin callout]
BEST
QUARTER:
Q4 '99
56.36%

WORST
QUARTER:
Q4 '00
-24.49%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2000

                                                                     SINCE
                                                                   INCEPTION
                                        1 YEAR       5 YEARS      (10/30/91)
-------------------------------------------------------------------------------
Franklin California Growth Fund -      -12.39%        23.37%        22.19%
Class A/2
S&P 500 Index/3                         -9.11%        18.33%        16.63%
Franklin California 250 Index/4        -14.40%        23.14%        19.35%

                                                                     SINCE
                                                                   INCEPTION
                                                     1 YEAR        (1/1/99)
-------------------------------------------------------------------------------
Franklin California Growth Fund -                    -11.23%          32.13%
Class B/2
S&P 500 Index/3                                       -9.11%           4.89%
Franklin California 250 Index/4                      -14.40%          21.59%

                                                                     SINCE
                                                                   INCEPTION
                                                     1 YEAR        (9/3/96)
-------------------------------------------------------------------------------
Franklin California Growth Fund -                     -9.52%          24.54%
Class C/2
S&P 500 Index/3                                       -9.11%          19.43%
Franklin California 250 Index/4                      -14.40%          23.89%

---------

1. Figures do not reflect sales charges. If they did, returns would be lower. As of June 30, 2001, the Fund's year-to-date return was -18.18% for Class A.

2. Figures reflect sales charges.
All Fund performance assumes reinvestment of dividends and capital gains.
3. Source: Standard & Poor's Micropal. The S&P 500(R)Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
4. The unmanaged Franklin California 250 Growth Index consists of the 250 largest California based companies on an equal weighted basis chosen to approximate the business segment weightings of the California economy. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
---------

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                           CLASS A      CLASS B      CLASS C
-----------------------------------------------------------------------------

Maximum sales charge (load)
as a percentage of offering price           5.75%         4.00%       1.99%
  Load imposed on purchases                 5.75%         None        1.00%
  Maximum deferred sales charge             None/1        4.00%/2     0.99%/3
  (load)

Please see "Choosing a Share Class" on page 61 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                           CLASS A      CLASS B      CLASS C
------------------------------------------------------------------------------

Management fees/4                           0.46%         0.46%       0.46%
Distribution and service (12b-1)            0.25%         1.00%       1.00%
fees
Other expenses                              0.19%         0.19%       0.19%
                                     -----------------------------------------
Total annual Fund operating                 0.90%         1.65%       1.65%
expenses/4
                                     -----------------------------------------
Management fee reduction/4                 -0.02%        -0.02%      -0.02%
                                     -----------------------------------------
Total annual Fund operating                 0.88%         1.63%       1.63%
expenses/4                           -----------------------------------------

---------

1. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 63)and purchases by certain retirement plans without an initial sales charge.

2. Declines to zero after six years.
3. This is equivalent to a charge of 1% based on net asset value.

4. For the fiscal year ended April 30, 2001, the manager agreed in advance to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.


EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
------------------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                           $660/1       $840       $1,035       $1,597
CLASS B                           $566         $814       $1,087       $1,732/2
CLASS C                           $363         $609         $978       $2,013
If you do not sell your
shares:
CLASS B                           $166         $514         $887       $1,732/2
CLASS C                           $264         $609         $978       $2,013

---------
1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

[Insert graphic of briefcase] MANAGEMENT
                              -----------

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund's investment manager. Together, Advisers and its affiliates manage over $266 billion in assets.

The team responsible for the Fund's management is:

CONRAD B. HERRMANN CFA, SENIOR VICE PRESIDENT OF ADVISERS
Mr. Herrmann has been a manager of the Fund since 1993. He joined Franklin Templeton Investments in 1989.

CANYON A. CHAN CFA, VICE PRESIDENT OF ADVISERS
Mr. Chan has been a manager of the Fund since 1999. He joined Franklin Templeton Investments in 1991.

MATT MOBERG CPA, Portfolio MANAGER of Advisers
Mr. Moberg has been a manager of the Fund since 2000. He joined Franklin Templeton Investments in 1998.

RAYMOND CHAN, PORTFOLIO MANAGER OF ADVISERS
Mr. Chan has been a manager of the Fund since 2000. He joined Franklin Templeton Investments in 1996.

The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended April 30, 2001, management fees before any advance waiver, were 0.46% of the Fund's average daily net assets. Under an agreement by the manager to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.44% of its average daily net assets to the manager for its services. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS
                                  --------------------

This table presents the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.



 CLASS A                              YEAR ENDED APRIL 30,
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                               2001       2000      1999     1998      1997
-------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year              50.15     25.82      24.97   19.35    18.26
                       --------------------------------------------------------
 Net investment                  -         .05        .10     .14      .13
 income/1
 Net realized and
 unrealized gains
(losses)                      (13.47)    24.36       1.42    6.48     1.51
                        -------------------------------------------------------
Total from investment
operations                    (13.47)    24.41       1.52    6.62     1.64
                       --------------------------------------------------------
 Distributions from
  net investment                (.19)     (.08)      (.14)   (.14)    (.12)
  income
 Distributions from
 net realized gains            (2.44)       -        (.53)   (.86)    (.43)
 realized gains        --------------------------------------------------------
 Total distributions           (2.63)     (.08)      (.67)  (1.00)    (.55)
                       --------------------------------------------------------
Net asset value, end
of year                        34.05     50.15      25.82   24.97    19.35
                       ========================================================
Total return (%)/4            (27.84)    94.90       6.39   34.98     8.94

RATIOS/SUPPLEMENTAL
DATA
Net assets, end of
year ($ x 1,000)            1,680,032  2,025,864  780,598  721,254   282,898
Ratios to average net
assets: (%)
 Expenses                        .88       .88       1.00     .99     1.08
Net investment income             -        .11        .41     .67      .84
Portfolio turnover
rate (%)                       35.47     61.04      52.76   48.52    44.81



 CLASS B                              YEAR ENDED APRIL 30,
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                               2001       2000      1999/2     1998      1997/3
-------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year              49.64     25.75      24.31
                       --------------------------------------------------------
 Net investment loss/1          (.33)     (.28)     (.01)
 Net realized and
 unrealized gains (losses)    (13.25)    24.24      1.45
Total from investment         (13.58)    23.96      1.44
 operations            --------------------------------------------------------
 Distributions from
 net investment incom           (.19)     (.07)      -
 Distributions from
 net realized gains            (2.44)       -        -
 realized gains        --------------------------------------------------------
Total distributions            (2.63)     (.07)      -
                       --------------------------------------------------------
Net asset value, end
of year                        33.43     49.64     25.75
                       ========================================================
Total return (%)/4            (28.36)    93.35      5.88

RATIOS/SUPPLEMENTAL
DATA
Net assets, end of
year ($ x 1,000)             119,847     63,960     2,657
Ratios to average net
assets: (%)
 Expenses                       1.63      1.63      1.75/5
 Net investment loss            (.76)     (.61)     (.33)/5
Portfolio turnover
rate (%)                       35.47     61.04     52.76


 CLASS C                              YEAR ENDED APRIL 30,
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                               2001       2000      1999/2     1998      1997/3
-------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year              49.55     25.63     24.81      19.27    18.05
                        -------------------------------------------------------
 Net investment income
 (loss)                         (.34)     (.25)     (.07)       -        .05
 Net realized and
 unrealized gains             (13.27)    24.19      1.42       6.43     1.65
( losses)               -------------------------------------------------------
Total from investment
 operations                   (13.61)    23.94      1.35       6.43     1.70
                        -------------------------------------------------------
 Distributions from net
 investment income               -        (.02)      -         (.03)    (.05)
 Distributions from net
 realized gains                (2.44)       -       (.53)      (.86)    (.43)
                        -------------------------------------------------------
Total distributions            (2.44)     (.02)     (.53)      (.89)    (.48)
                        -------------------------------------------------------
Net asset value, end
of year                        33.50     49.55     25.63      24.81    19.27
                        =======================================================
Total return (%)/4            (28.39)    93.46      5.67      34.02     9.32

RATIOS/SUPPLEMENTAL
DATA
Net assets, end of
year ($ x 1,000)            370,165     428,192    159,310    122,701   24,556
Ratios to average net
assets: (%)
 Expenses                       1.63      1.63      1.75       1.74     1.86/5
 Net investment income
 (loss)                         (.74)     (.64)     (.33)      (.10)     .05/5
Portfolio turnover
rate (%)                       35.47     61.04     52.76      48.52    44.81

---------
1. Based on average shares outstanding effective year ended April 30, 2000.
2. For the period January 1, 1999 (effective date) to April 30, 1999 for
Class B.
3. For the period September 3, 1996 (effective date) to April 30, 1997 for Class C.
4. Total return does not include sales charges, and is not annualized.
5. Annualized.
---------

FRANKLIN LARGE CAP GROWTH FUND

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES
                                        -------------------

GOAL The Fund's principal investment goal is long-term capital appreciation.


MAIN INVESTMENT STRATEGIES Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of large cap growth companies. Shareholders will be given 60 days' advance notice of any change to this policy.

For purposes of the Fund's investments, large cap growth companies include well-established companies with market cap values within the top 50% of companies in the Russell 1000 Index at the time of purchase. That index consists of 1,000 large companies that have publicly traded securities. Market cap value is defined as share price multiplied by the number of common stock shares outstanding. The manager seeks companies across a wide range of industries that have above-average growth potential and that are highly competitive within their industry.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities. The Fund may have up to 25% of its assets invested in foreign securities.

[Begin callout]
The Fund invests at least 80% of its net assets in large cap growth companies. [End callout]


The Fund's manager is a research driven, fundamental investor, pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager will focus on companies that have exhibited above average growth, strong financial records and large market capitalization. The manager relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages, which are likely to lead to growth in earnings and/or share price. Such advantages as a proven technology, industry leadership, a particular niche, sound financial records and strong management are all factors the manager believes point to strong growth potential.

In choosing individual equity investments, the Fund's manager also considers sectors that have superior growth potential and the fast growing, innovative companies within these sectors. Consequently, the Fund, from time to time, may have significant positions in particular sectors such as technology (including electronic technology, technology services, biotechnology and health technology) and telecommunications.


TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents, or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations, repurchase agreements and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.


[Insert graphic of chart with line going up and down] MAIN RISKS
                                                      ----------

[Begin callout]
Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

STOCKS While stocks historically have outperformed other asset classes over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

The prices of growth stocks are based largely on projections of the issuer's future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks. Because the Fund invests in growth stocks, its share price may be more volatile than other types of investments.


GROWTH STYLE INVESTING Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks. The prices of growth stocks are based largely on projections of the issuer's future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks are often more expensive relative to their earnings or assets compared to value or other stocks, and if those valuations return to more historical norms, the prices of such growth stocks may moderate or fall. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.


SECTOR FOCUS - TECHNOLOGY COMPANIES To the extent that the Fund has significant investments in one or a few sectors, it bears more risk than a fund which maintains broad sector diversification.


Technology company stocks can be subject to abrupt or erratic price movements and have been volatile, especially over the short term, due to the rapid pace of product change and development affecting such companies, which may make a company's products or services obsolete in a short period of time. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins.

ELECTRONIC TECHNOLOGY AND TECHNOLOGY SERVICES COMPANIES These companies face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many Internet-related companies are in the emerging stage of development and are particularly vulnerable to the risks that their business plans will not develop as anticipated and of rapidly changing technologies.



TELECOMMUNICATION COMPANIES In addition to risks faced by the technology sector in general, telecommunication companies may be adversely affected by international, federal, and state regulations to which they are subject. In addition, this sector has been undergoing deregulations to enable increased competition, which could affect the companies in these sectors.

FOREIGN SECURITIES Investing in foreign securities typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

CURRENCY EXCHANGE RATES. Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth less U.S. dollars. The impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear at this time.

POLITICAL AND ECONOMIC DEVELOPMENTS. The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments.

TRADING PRACTICES. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

More detailed information about the Fund, its policies and risks can be found in the Fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal. [End callout]


[Insert graphic of a bull and a bear] PERFORMANCE
                                      -----------

This information gives some indication of the risks of investing in the Fund by comparing the Fund's performance with two broad-based securities market indices. Of course, past performance cannot predict or guarantee future results.


CLASS A ANNUAL TOTAL RETURNS/1

[Insert bar graph]

-3.36%
2000
YEAR

[Begin callout]
BEST QUARTER:
Q4 '99  35.95%

WORST QUARTER:
Q4 '00 -20.75%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2000
                                                   SINCE
                                                 INCEPTION
                                    1 YEAR       (06/07/99)
--------------------------------------------------------------
Franklin Large Cap Growth
Fund - Class A/2                    -8.91%         16.51%
S&P 500 Index/3                     -9.11%          1.31%
Russell 1000 Growth Index/4        -22.42%         -0.93%

                                                   SINCE
                                                 INCEPTION
                                    1 YEAR       (06/07/99)
---------------------------------------------------------------
Franklin Large Cap Growth
Fund - Class B/2                    -7.85%         17.83%
S&P 500 Index/3                     -9.11%          1.31%
Russell 1000 Growth Index/4        -22.42%         -0.93%

                                                   SINCE
                                                 INCEPTION
                                    1 YEAR       (06/07/99)
----------------------------------------------------------------
Franklin Large Cap Growth
Fund - Class C/2                    -5.88%         19.42%
S&P 500 Index/3                     -9.11%          1.31%
Russell 1000 Growth Index/4        -22.42%         -0.93%

---------

1. Figures do not reflect sales charges. If they did, returns would be lower. As of June 30, 2001, the Fund's year-to-date return was -18.82% for Class A.
2. Figures reflect sales charges.
All Fund performance assumes reinvestment of dividends and capital gains.
3. Source: Standard & Poor's Micropal. The S&P 500(R)Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
4. Source: Standard & Poor's Micropal. The Russell 1000 Growth Index is an unmanaged group of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

---------


 [Insert graphic of percentage sign] FEES AND EXPENSES
                                     -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                         CLASS A      CLASS B       CLASS C
--------------------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price              5.75%         4.00%         1.99%
  Load imposed on purchases               5.75%         None          1.00%
  Maximum deferred sales charge           None/1        4.00%/2       0.99%/3
  (load)


Please see "Choosing a Share Class" on page 61 for an explanation of how and when these sales charges apply.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                         CLASS A      CLASS B       CLASS C
--------------------------------------------------------------------------------
Management fees/4                         0.50%         0.50%         0.50%
Distribution and service (12b-1)          0.35%         0.99%         0.99%
fees
Other expenses                            0.45%         0.45%         0.45%
                                    --------------------------------------------
Total annual Fund operating               1.30%         1.94%         1.94%
expenses/4                          --------------------------------------------
Management fee waiver/4                  -0.03%        -0.03%        -0.03%
                                    --------------------------------------------
Net annual Fund operating expenses/4      1.27%         1.91%         1.91%
                                    ============================================

---------

1. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 63)and purchases by certain retirement plans without an initial sales charge.
2. Declines to zero after six years.
3. This is equivalent to a charge of 1% based on net asset value.
4. For the fiscal year ended April 30, 2001, the administrator had agreed in advance to limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund. The manager had agreed in advance to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. With these reductions, total annual Fund operating expenses were 1.25% for Class A, 1.89% for Class B and 1.89% for Class C. The manager and administrator may end this arrangement at any time upon notice to the Fund's Board of Trustees. The manager, however, is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission to reduce its fees if the Fund invests in a Franklin Templeton money fund.

---------

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 Year       3 Years     5 years      10 years
--------------------------------------------------------------------------------
If you sell your shares at the end of the period:
Class A                           $697/1        $955        $1,232      $2,021
Class B                           $594          $900        $1,232      $2,066/2
Class C                           $391          $694        $1,121      $2,310
If you do not sell your shares:
Class B                           $194          $600        $1,032      $2,066/2
Class C                           $292          $694        $1,121      $2,310

---------
1. Assumes a contingent deferred sales charge (CDSC) will not apply.

2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.
---------


[Insert graphic of briefcase] MANAGEMENT
                              -----------

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund's investment manager. Together, Advisers and its affiliates manage over $266 billion in assets.


The team responsible for the Fund's management is:

THERESA F. SPATH CFA, PORTFOLIO MANAGER OF ADVISERS
Ms. Spath has been a manager of the Fund since its inception. She joined Franklin Templeton Investments in 1994.

EDWARD B. JAMIESON, EXECUTIVE VICE PRESIDENT OF ADVISERS
Mr. Jamieson has been a manager of the Fund since its inception. He joined Franklin Templeton Investments in 1987.


MATT MOBERG CPA, PORTFOLIO MANAGER OF ADVISERS
Mr. Moberg has been a manager of the Fund since 2000. He joined Franklin Templeton Investments in 1998.

The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended April 30, 2001, management fees, before any advance waiver were 0.50% of the Fund's average net assets. Under an agreement by the manager to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.47% of its average daily net assets to the manager for its services. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.



FINANCIAL HIGHLIGHTS [Insert graphic of a dollar bill]
--------------------


This table presents the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


CLASS A                               YEAR ENDED APRIL 30,
------------------------------------------------------------------------
                                          2001             2000/3
------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year                        14.85             10.00
                            --------------------------------------------
  Net investment loss/1                   (.05)             (.06)
  Net realized and
  unrealized gains (losses)              (3.24)             4.91
                            ---------------------------------------------
Total from investment
operations                               (3.29)             4.85
                            ---------------------------------------------
 Distributions from net
 investment income                        (.01)                -/5
 Distributions from net                   (.02)                -
 realized gains             ---------------------------------------------
Total distributions                       (.03)                -
                            ---------------------------------------------
Net asset value, end of                  11.53             14.85
year                        ---------------------------------------------
Total return (%)/2                      (22.17)            48.59

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                             63,999              39,402
Ratios to average net
assets: (%)
  Expenses                                1.25              1.23/4
Expenses excluding waiver
and payments by affiliate                 1.27              1.39/4
  Net investment loss                     (.31)             (.46)/4
Portfolio turnover rate (%)             106.17             93.95


CLASS B
-------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year                        14.77             10.00
                            ---------------------------------------------
  Net investment loss/1                   (.13)             (.13)
  Net realized and
  unrealized gains (losses)              (3.23)             4.90
  gains (losses)            ---------------------------------------------
Total from investment
operations                               (3.36)             4.77
                            ---------------------------------------------
 Distributions from net
 investment income                           -/6              -
 Distributions from net
 realized gains                           (.02)               -
                            ---------------------------------------------
Total distributions                       (.02)               -
                            ---------------------------------------------
Net asset value, end of year             11.39             14.77
                            =============================================
Total return (%)/2                      (22.76)            47.70

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                              8,294             4,502
Ratios to average net
assets: (%)
  Expenses                                1.89              1.84/4
Expenses excluding waiver
and payments by affiliate                 1.91              2.00/4
  Net investment loss                     (.94)            (1.06)/4
Portfolio turnover rate (%)             106.17             93.95


CLASS C
-------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year                        14.77             10.00
                            ---------------------------------------------
  Net investment loss/1                   (.13)             (.14)
  Net realized and
  unrealized gains (losses)              (3.22)             4.91
                            ---------------------------------------------
Total from investment
operations                               (3.35)             4.77
                            ---------------------------------------------
 Distributions from net
 realized gains                           (.02)              -
                            ---------------------------------------------
Net asset value, end of                  11.40             14.77
year                        =============================================
Total return (%)/2                      (22.71)            47.70

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                             55,071             35,345
Ratios to average net
assets: (%)
  Expenses                                1.89              1.90/4
Expenses excluding waiver
and payments by affiliate                 1.91              2.06/4
  Net investment (loss)                   (.96)            (1.13)/4
Portfolio turnover rate (%)             106.17             93.95

---------

1. Based on average shares outstanding.
2. Total return does not include sales charges, and is not annualized.
3. For the period June 7, 1999 (effective date) to April 30, 2000.
4. Annualized.
5. Includes distributions of net investment income in the amount of $.008.
6. Includes distributions of net investment income in the amount of $.003.

---------


FRANKLIN SMALL-MID CAP GROWTH FUND

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES
                                        -------------------

GOAL The Fund's investment goal is long-term capital growth.


MAIN INVESTMENT STRATEGIES Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of small capitalization (small cap) companies and in the equity securities of mid capitalization (mid cap) companies. Shareholders will be given 60 days' advance notice of any change to this policy.

For this Fund, mid cap companies are those companies with market cap values not exceeding $8.5 billion and small cap companies are those companies with market cap values not exceeding: (i)$1.5 billion; or (ii) the highest market cap value in the Russell 2000 Growth Index; whichever is greater at the time of purchase. That index consists of 2,000 small companies that have publicly traded securities. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding. In most instances, the manager intends to continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company's market cap value exceeds the small or mid cap measures described above.


In addition to the Fund's main investments, the Fund may invest in equity securities of larger companies. When suitable opportunities are available, the Fund may also invest in initial public offerings of securities, and may invest a very small portion of its assets in private or illiquid securities, such as late stage venture capital financings. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities.

[Begin callout]

The Fund invests 80% of its total assets in common stocks of mid and small cap U.S. companies.


[End callout]

The Fund's manager is a research driven, fundamental investor, pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager chooses companies that it believes are positioned for above-average growth in revenues, earnings or assets. The manager relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages, which are likely to lead to growth in earnings and/or share price. Such advantages as a particular marketing niche, proven technology, sound financial records, strong management, and industry leadership are all factors the manager believes point to strong growth potential.


In choosing equity investments, the Fund's manager considers such factors as the financial strength of the company, the expertise of management, the growth potential of the company within the industry, and the growth potential of the industry itself. Consequently, the Fund, from time to time, may have significant positions in particular sectors such as electronic technology and technology services.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations, repurchase agreements and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.


[Insert graphic of chart with line going up and down] MAIN RISKS
                                                      ----------

[Begin callout]
Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

STOCKS While stocks historically have outperformed other asset classes over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets as a whole.

The prices of growth stocks are based largely on projections of the issuer's future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks. Because the Fund invests in growth stocks, its share price may be more volatile than other types of investments.


GROWTH STYLE INVESTING Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks. The prices of growth stocks are based largely on projections of the issuer's future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks are often more expensive relative to their earnings or assets compared to value or other stocks, and if those valuations return to more historical norms, the prices of such aggressive growth stocks may moderate or fall. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

SMALLER AND MIDSIZE COMPANIES Smaller and midsize companies involve greater risks than larger, more established companies. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, may be unable to generate funds necessary for growth or development, or may be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which have a floating interest rate.


Initial public offerings (IPOs) of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. Thus, when the Fund's size is smaller, any gains from IPOs will have an exaggerated impact on the Fund's reported performance than when the Fund is larger. Although IPO investments have had a positive impact on the Fund's performance in the past, there can be no assurance that the Fund will have favorable IPO investment opportunities in the future.

SECTOR FOCUS - TECHNOLOGY COMPANIES To the extent that the Fund has significant investments in one or a few sectors, it bears more risk than a fund which maintains broad sector diversification.

Technology company stocks can be subject to abrupt or erratic price movements and have been volatile, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins.

ELECTRONIC TECHNOLOGY AND TECHNOLOGY SERVICE COMPANIES These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many Internet-related companies are in the emerging stage of development and are particularly vulnerable to the risks that their business plans will not develop as anticipated and of rapidly changing technologies.

More detailed information about the Fund, its policies and risks can be found in the Fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal. [End callout]


[Insert graphic of a bull and a bear] PERFORMANCE
                                      -----------


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past eight calendar years. The table shows how the Fund's average annual total returns compare to those of two broad-based securities market indices. Of course, past performance cannot predict or guarantee future results.


CLASS A ANNUAL TOTAL RETURNS/1

[insert bar chart]

21.77%   9.22%   42.20%   27.07%   15.78%   -0.02%   97.08%   -9.80%
  93      94       95       96       97       98       99        00
                                      YEAR

[Begin callout]
BEST
QUARTER:
Q4 '99
59.78%

WORST
QUARTER:
Q3 '98
-23.56%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2000
                                                                   SINCE
                                                                 INCEPTION
                                       1 YEAR        5 YEARS     (2/14/92)
-------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth
Fund - Class A/2                      -14.98%        19.77%       20.35%
S&P 500 Index/3                        -9.11%        18.33%       16.50%
Russell 2500 Growth Index/4           -16.09%        12.18%       11.61%

                                                                   SINCE
                                                                 INCEPTION
                                       1 YEAR        5 YEARS     (10/2/95)
-------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth
Fund - Class C/2                      -12.27%        20.06%       19.35%
S&P 500 Index/3                        -9.11%        18.33%       18.70%
Russell 2500 Growth Index/4           -16.09%        12.18%       11.93%

---------

1. Figures do not reflect sales charges. If they did, returns would be lower. As of June 30, 2001, the Fund's year-to-date return was -14.85% for Class A.

2. Figures reflect sales charges.
All Fund performance assumes reinvestment of dividends and capital gains.
3. Source: Standard & Poor's Micropal. The S&P 500(R)Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

4. Source: Standard & Poor's Micropal. The Russell 2500 Growth Index is an unmanaged group of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

---------


[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                         CLASS A        CLASS C
-------------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price              5.75%           1.99%
  Load imposed on purchases               5.75%           1.00%
  Maximum deferred sales charge           None/1          0.99%/2
  (load)


Please see "Choosing a Share Class" on page 61 for an explanation of how and when these sales charges apply.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                         CLASS A        CLASS C
-------------------------------------------------------------------------
Management fees                           0.45%           0.45%
Distribution and service (12b-1)          0.25%           1.00%
fees
Other expenses                            0.16%           0.16%
                                    -------------------------------------
Total annual Fund operating               0.86%           1.61%
expenses                            -------------------------------------

---------

1. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 63)and purchases by certain retirement plans without an initial sales charge.

2. This is equivalent to a charge of 1% based on net asset value.
---------


EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                           $658/1       $834       $1,024       $1,575
CLASS C                           $361         $603         $967       $1,992
If you do not sell your shares:
CLASS C                           $262          $603        $967       $1,992

---------
1. Assumes a contingent deferred sales charge (CDSC) will not apply.
---------


[Insert graphic of briefcase] MANAGEMENT
                              ----------

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund's investment manager. Together, Advisers and its affiliates manage over $266 billion in assets.


The team responsible for the Fund's management is:

EDWARD B. JAMIESON, EXECUTIVE VICE PRESIDENT OF ADVISERS
Mr. Jamieson has been a manager of the Fund since 1992. He joined Franklin Templeton Investments in 1987.

MICHAEL MCCARTHY, VICE PRESIDENT OF ADVISERS
Mr. McCarthy has been a manager of the Fund since 1993. He joined Franklin Templeton Investments in 1992.

AIDAN O'CONNELL, PORTFOLIO MANAGER OF ADVISERS
Mr. O'Connell has been a manager of the Fund since 1998. He joined Franklin Templeton Investments in 1998. Previously, he was a research associate and a corporate finance associate at Hambrecht & Quist.


The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended April 30, 2001, the Fund paid 0.45% of its average daily net assets to the manager for its services.


[Insert graphic of dollar bill] FINANCIAL HIGHLIGHTS
                                --------------------

This table presents the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


CLASS A                                     YEAR ENDED APRIL 30,
-------------------------------------------------------------------------------
                                2001      2000       1999      1998       1997
-------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year              45.48      24.65      25.93    18.96      19.75
                           ----------------------------------------------------
 Net investment income/1         .12        .09        .06      .07        .03
 Net realized and
 unrealized gains (losses)    (10.98)     21.04      (1.02)    7.92        .04
                           ----------------------------------------------------
Total from investment
 operations                   (10.86)     21.13       (.96)    7.99        .07
                           ----------------------------------------------------
 Distributions from net
 investment income              (.24)      (.04)      (.14)    (.09)      (.06)
 Distributions from net
 realized gains                 (.23)      (.26)      (.18)    (.93)      (.80)
                           ----------------------------------------------------
Total distributions             (.47)      (.30)      (.32)   (1.02)      (.86)
                           ----------------------------------------------------
Net asset value, end of
year                           34.15      45.48      24.65    25.93      18.96
                           ====================================================
Total return (%)/2            (24.00)     85.97      (3.44)   43.09        .14

RATIOS/SUPPLEMENTAL DATA
Net assets, end
of year ($ x 1,000)       9,606,125  11,199,559  4,251,284  3,957,972  1,071,352
Ratios to
average net assets: (%)
 Expenses                        .86        .85        .94      .89        .92
 Net investment income           .29        .24        .30      .32        .10
Portfolio turnover rate        27.23      24.67      46.73    42.97      55.27
(%)

CLASS C
-------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year              44.58      24.32      25.59    18.78      19.66
                           ----------------------------------------------------
  Net investment (loss)/1       (.19)      (.19)      (.09)    (.02)      (.05)
  Net realized and
  unrealized gains            (10.75)     20.71      (1.00)    7.76       (.03)
  (losses)                 ----------------------------------------------------
Total from investment
operations                    (10.94)     20.52      (1.09)    7.74       (.08)
 Distributions from
 net investment income           -         (.26)      (.18)    (.93)      (.80)
Less distributions from
net realized gains              (.23)        -          -        -          -
                           ----------------------------------------------------
Total distributions             (.23)      (.26)      (.18)    (.93)      (.80)
                           ----------------------------------------------------
Net asset value, end of        33.41      44.58      24.32    25.59      18.78
year                       ====================================================
Total return (%)/2            (24.61)     84.58      (4.08)   42.06       (.65)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                  1,263,169   1,667,870   764,715   731,707  146,164
Ratios to average net
assets: (%)
  Expenses                      1.61       1.60       1.69     1.64       1.69
  Net investment (loss)         (.45)      (.52)      (.44)    (.42)      (.70)
Portfolio turnover rate        27.23      24.67      46.73    42.97      55.27
(%)

---------

1. Based on average shares outstanding effective year ended April 30, 2000.
2. Total return does not include sales charges, and is not annualized.

---------


FRANKLIN SMALL CAP GROWTH FUND II

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES
                                        -------------------

GOAL The Fund's investment goal is long-term capital growth.


MAIN INVESTMENT STRATEGIES Under normal market conditions, the Fund invests at least 80% of its total assets in the equity securities of small capitalization (small cap) companies. Shareholders will be given 60 days' advance notice of any change to this policy.

For this Fund, small cap companies are those companies with market cap values not exceeding: (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Growth Index; whichever is greater, at the time of purchase. That index consists of 2,000 small companies that have publicly traded securities. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding. The manager may continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company's market cap value exceeds these small cap measures. The Fund follows a practice of selectively selling investment positions so as to maintain a median market cap value for its portfolio of approximately $1.5 billion or lower.


In addition to the Fund's main investments, the Fund may invest in equity securities of larger companies. When suitable opportunities are available, the Fund may also invest in initial public offerings of securities, and may invest a very small portion of its assets in private or illiquid securities, such as late stage venture capital financings. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities.

[Begin callout]
The Fund invests primarily in common stocks of small cap U.S. companies. [End callout]

The Fund's manager is a research driven, fundamental investor, pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager chooses companies that it believes are positioned for above-average growth in revenues, earnings or assets. The manager relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages, which are likely to lead to growth in earnings and/or share price. Such advantages as a particular marketing niche, proven technology, sound financial records, strong management, and industry leadership are all factors the manager believes point to strong growth potential.

In choosing individual equity investments, the Fund's manager also considers sectors that have growth potential and fast growing, innovative companies within these sectors. Consequently, the Fund, from time to time, may have significant positions in particular sectors such as electronic technology and technology services.


TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations, repurchase agreements and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.


[Insert graphic of chart with line going up and down] MAIN RISKS
                                                      ----------

[Begin callout]
Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

STOCKS While stocks historically have outperformed other asset classes over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets as a whole.

The prices of growth stocks are based largely on projections of the issuer's future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks. Because the Fund invests in growth stocks, its share price may be more volatile than other types of investments.


GROWTH STYLE INVESTING Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks. The prices of growth stocks are based largely on projections of the issuer's future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks are often more expensive relative to their earnings or assets compared to value or other stocks, and if those valuations return to more historical norms, the prices of such aggressive growth stocks may moderate or fall. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.


SMALLER COMPANIES Smaller companies involve greater risks than larger, more established companies. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions.

In addition, smaller companies may lack depth of management, may be unable to generate funds necessary for growth or development, or may be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which have a floating interest rate.

Initial public offerings (IPOs) of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. Thus, when the Fund's size is smaller, any gains from IPOs will have an exaggerated impact on the Fund's reported performance than when the Fund is larger. Although IPO investments have had a positive impact on the Fund's performance in the past, there can be no assurance that the Fund will have favorable IPO investment opportunities in the future.

SECTOR FOCUS - TECHNOLOGY COMPANIES To the extent that the Fund has significant investments in one or a few sectors, it bears more risk than a fund which maintains broad sector diversification.

Technology company stocks can be subject to abrupt or erratic price movements and have been volatile, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins.

ELECTRONIC TECHNOLOGY AND TECHNOLOGY SERVICE COMPANIES These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many Internet-related companies are in the emerging stage of development and are particularly vulnerable to the risks that their business plans will not develop as anticipated and of rapidly changing technologies.

More detailed information about the Fund, its policies and risks can be found in the Fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal. [End callout]

[Insert graphic of a bull and a bear] PERFORMANCE
                                      -----------


Because the Fund is new, it does not have a full calendar year of performance.


[Insert graphic of a percentage sign] FEES AND EXPENSES
                                     ------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                          CLASS A      CLASS B      CLASS C
-------------------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price               5.75%        4.00%         1.99%
  Load imposed on purchases                5.75%        None          1.00%
  Maximum deferred sales charge            None/1       4.00%/2       0.99%/3
  (load)


Please see "Choosing a Share Class" on page 61 for an explanation of how and when these sales charges apply.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                          CLASS A      CLASS B      CLASS C
-------------------------------------------------------------------------------
Management fees/4                          0.54%        0.54%         0.54%
Distribution and service
(12b-1) fees                               0.35%        1.00%         1.00%
Other expenses                             0.48%        0.48%         0.48%
                                     ------------------------------------------
Total annual Fund operating                1.37%        2.02%         2.02%
expenses/4                           ------------------------------------------
Management fee reduction/4                -0.05%       -0.05%        -0.05%
                                     ------------------------------------------
Net annual Fund operating expenses/4       1.32%        1.97%         1.97%
                                     ------------------------------------------

---------


1. Except for investments of $1 million or more (see page 63) and purchases by certain retirement plans without an initial sales charge.
2. Declines to zero after six years.
3. This is equivalent to a charge of 1% based on net asset value.
4. For the fiscal year ended April 30, 2001, the manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

---------


EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 YEAR      3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                          $702/1        $969      $1,257      $2,074
CLASS B                          $600          $918      $1,262      $2,128/2
CLASS C                          $397          $712      $1,152      $2,373
If you do not sell your shares:
CLASS B                          $200          $618      $1,062      $2,128/2
CLASS C                          $298          $712      $1,152      $2,373

---------
1. Assumes a contingent deferred sales charge (CDSC) will not apply.

2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

---------


[Insert graphic of briefcase] MANAGEMENT


Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund's investment manager. Together, Advisers and its affiliates manage over $266 billion in assets.

The team responsible for the Fund's management is:

AIDAN O'CONNELL, PORTFOLIO MANAGER OF ADVISERS
Mr. O'Connell has been a manager of the Fund since its inception. He joined Franklin Templeton Investments in 1998. Previously, he was a research associate and a corporate finance associate at Hambrecht & Quist.

MICHAEL MCCARTHY, VICE PRESIDENT OF ADVISERS
Mr. McCarthy has been a manager of the Fund since its inception. He joined Franklin Templeton Investments in 1992.

EDWARD B. JAMIESON, EXECUTIVE VICE PRESIDENT OF ADVISERS
Mr. Jamieson has been a manager of the Fund since its inception. He joined Franklin Templeton Investments in 1987.

The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended April 30, 2001, management fees, before any advance waiver were 0.54% of the Fund's average net assets. Under an agreement by the manager to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.49% of its average daily net assets to the manager for its services. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.




[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS
                                  --------------------

This table presents the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


CLASS A                        YEAR ENDED APRIL 30,
-------------------------------------------------------
                                       2001
-------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year                     10.00
                            ---------------------------
  Net investment loss/1                (.04)
  Net realized and
   unrealized gains                     .31
                            ---------------------------
Total from investment
operations                              .27
                            ---------------------------
Net asset value, end of               10.27
year                        ===========================
Total return (%)/2                     2.70

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                           456,452
Ratios to average net
assets: (%)
  Expenses                             1.32
  Net investment loss                  (.36)
Portfolio turnover rate (%)           74.97

CLASS B
-------------------------------------------------------

PER SHARE DATA ($)
Net asset value,
beginning of year                     10.00
                            ---------------------------
  Net investment loss/1                (.11)
  Net realized and
  unrealized gains                      .31
                            ---------------------------
Total from investment
operations                              .20
                            ---------------------------
Net asset value, end of               10.20
year                        ===========================
Total return (%)/2                     2.00

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                          104,640
Ratios to average net
assets: (%)
  Expenses                             1.97
  Net investment loss                 (1.03)
Portfolio turnover rate (%)           74.97

CLASS C
-------------------------------------------------------

PER SHARE DATA ($)
Net asset value,
beginning of year                     10.00
                            ---------------------------
  Net investment loss/1                (.11)
  Net realized and
   unrealized gains                     .32
                            ---------------------------
Total from investment
operations                              .21
                            ---------------------------
Net asset value, end of               10.21
year                        ===========================
Total return (%)/2                     2.10

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                          158,053
Ratios to average net
assets: (%)
  Expenses                             1.97
  Net investment loss                 (1.03)
Portfolio turnover rate (%)           74.97

---------

1. Based on avergage shares outstanding.
2. Total return does not include sales charges and is not annualized.
---------


[Insert graphic of dollar signs
and stacks of coins] DISTRIBUTIONS AND TAXES
                     -----------------------

2001 TAX ACT On June 7, 2001, President Bush signed into law the Economic Growth and Tax Relief Reconciliation Act of 2001 (the Tax Act). The Tax Act includes provisions that significantly reduce individual income tax rates and provide for additional savings incentives for individuals (generally by increasing the maximum annual contribution limits applicable to retirement and education savings programs). If you have questions about how the Tax Act will affect your investment in any Fund, you should contact your personal tax advisor. For more information about enhanced retirement and educational savings opportunities, please call Retirement Services at 1-800/527-2020 or Fund Information at 1-800/DIAL BEN.

INCOME AND CAPITAL GAIN DISTRIBUTIONS
Each Fund intends to make a distribution at least annually from its net investment income and any net realized capital gains. The amount of any distributions will vary, and there is no guarantee a Fund will pay either income dividends or capital gain distributions.

AVOID "BUYING A DIVIDEND" If you invest in a Fund shortly before it makes a distribution, you may receive some of your investment back in the form of a taxable distribution.

TAX CONSIDERATIONS In general, if you are a taxable investor, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Any capital gains a Fund distributes are taxable as long-term capital gains no matter how long you have owned your shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year.

BACKUP WITHHOLDING
By law, each Fund must withhold a portion of your taxable distributions and redemption proceeds unless you:

o     provide your correct social security or taxpayer identification number,
o     certify that this number is correct,
o     certify that you are not subject to backup withholding, and
o     certify that you are a U.S. person (including a U.S. resident alien).

Each Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be as shown in this table:


PERIOD                         WITHHOLDING RATE
-------------------------------------------------------
Before 8/7/01                          31%
8/7/01 - 12/31/01                    30.5%
1/1/02 - 12/31/03                      30%
1/1/04 - 12/31/05                      29%
1/1/06 - 12/31/10                      28%

When you sell your shares in a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Franklin Templeton fund is the same as a sale.

Fund distributions and gains from the sale of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.


YOUR ACCOUNT

[Insert graphic of pencil marking an X] CHOOSING A SHARE CLASS
                                        ----------------------

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide.

CLASS A                      CLASS B                CLASS C
--------------------------------------------------------------------------------
o Initial sales charge    o No initial sales        o Initial sales
  of 5.75% or less          charge                    charge of 1%

o Deferred sales          o Deferred sales          o Deferred sales
  charge of 1% on           charge of 4% on           charge of 1% on
  purchases of $1           shares you sell           shares you sell
  million or more sold      within the first          within 18 months
  within 12 months          year, declining to
                            1% within six years
                            and eliminated
                            after that

o Lower annual expenses   o Higher annual expenses  o Higher annual expenses
  than Class B or C due     than Class A (same as     than Class A (same as
  to lower distribution     Class C) due to higher    Class B) due to higher
  fees                      distribution fees.        distribution fees. No
                            Automatic                 No conversion to Class A
                            conversion to Class       shares, so annual expenses
                            A shares after            do not decrease.
                            eight years,
                            reducing future
                            annual expenses.



SALES CHARGES - CLASS A

                                THE SALES CHARGE
                                 MAKES UP THIS %
                                 OF THE OFFERING         WHICH EQUALS TO THIS %
 WHEN YOU INVEST THIS AMOUNT       PRICE                 IF YOUR NET INVESTMENT
--------------------------------------------------------------------------------
Under $50,000                        5.75                        6.10
$50,000 but under $100,000           4.50                        4.71
$100,000 but under $250,000          3.50                        3.63
$250,000 but under $500,000          2.50                        2.56
$500,000 but under $1 million        2.00                        2.04


INVESTMENTS OF $1 MILLION OR MORE If you invest $1 million or more, either as a lump sum or through our cumulative quantity discount or letter of intent programs (see page 64), you can buy Class A shares without an initial sales charge. However, there is a 1% contingent deferred sales charge (CDSC) on any shares you sell within 12 months of purchase. The way we calculate the CDSC is the same for each class (please see page 63).

DISTRIBUTION AND SERVICE (12B-1) FEES Class A has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows Aggressive Growth Fund, Large Cap Fund and Small Cap Fund II to pay distribution fees of up to 0.35% per year to those who sell and distribute Class A shares and provide other services to shareholders. For California Fund and Small-Mid Cap Fund, Class A has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Funds to pay distribution fees of up to 0.25% per year to those who sell and distribute Class A shares and provide other services to shareholders. Because these fees are paid out of Class A's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


SALES CHARGES - CLASS B - AGGRESSIVE GROWTH FUND,
CALIFORNIA FUND, LARGE CAP FUND AND
SMALL CAP FUND II

IF YOU SELL YOUR SHARES
WITHIN THIS MANY YEARS     THIS % IS DEDUCTED FROM
AFTER BUYING THEM          YOUR PROCEEDS AS A CDSC
-----------------------------------------------------
1 Year                          4
2 Years                         4
3 Years                         3
4 Years                         3
5 Years                         2
6 Years                         1
7 Years                         0

With Class B shares, there is no initial sales charge. However, there is a CDSC if you sell your shares within six years, as described in the table above. The way we calculate the CDSC is the same for each class (please see page 63). After 8 years, your Class B shares automatically convert to Class A shares, lowering your annual expenses from that time on.

MAXIMUM PURCHASE AMOUNT The maximum amount you may invest in Class B shares at one time is $249,999. We place any investment of $250,000 or more in Class A shares, since a reduced initial sales charge is available and Class A's annual expenses are lower.

RETIREMENT PLANS Class B shares are available to certain retirement plans, including IRAs (of any type), Franklin Templeton Bank & Trust 403(b) plans, and Franklin Templeton Bank & Trust qualified plans with participant or earmarked accounts.

DISTRIBUTION AND SERVICE (12B-1) FEES Class B has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows Aggressive Growth Fund, California Fund, Large Cap Fund and Small Cap Fund II to pay distribution and other fees of up to 1% per year for the sale of Class B shares and for services provided to shareholders. Because these fees are paid out of Class B's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES - CLASS C - AGGRESSIVE GROWTH FUND,
CALIFORNIA FUND, LARGE CAP FUND, SMALL-MID CAP FUND AND
SMALL CAP FUND II
                          THE SALES
WHEN YOU INVEST THIS      CHARGE MAKES UP     WHICH EQUALS THIS % OF
AMOUNT                    THIS % OF THE       YOUR NET INVESTMENT
                          OFFERING PRICE
------------------------------------------------------------------------
Under $1 million                1.00                1.01

  WE PLACE ANY INVESTMENT OF $1 MILLION OR MORE IN CLASS A SHARES, SINCE THERE
       IS NO INITIAL SALES CHARGE AND CLASS A'S ANNUAL EXPENSES ARE LOWER.

CDSC There is a 1% contingent deferred sales charge (CDSC) on any Class C shares you sell within 18 months of purchase. The way we calculate the CDSC is the same for each class (please see below).

DISTRIBUTION AND SERVICE (12B-1) FEES Class C has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows Aggressive Growth Fund, California Fund, Large Cap Fund, Small-Mid Cap Fund and Small Cap Fund II to pay distribution and other fees of up to 1% per year for the sale of Class C shares and for services provided to shareholders. Because these fees are paid out of Class C's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - CLASS A, B & C

The CDSC for each class is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions.

[Begin callout]
The HOLDING PERIOD FOR THE CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month.

For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.
[End callout]


To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Franklin Templeton fund (please see page 71 for exchange information).


SALES CHARGE REDUCTIONS AND WAIVERS

If you qualify for any of the sales charge reductions or waivers below, please let us know at the time you make your investment to help ensure you receive the lower sales charge.

QUANTITY DISCOUNTS We offer several ways for you to combine your purchases in Franklin Templeton funds to take advantage of the lower sales charges for large purchases of Class A shares.

[Begin callout]
FRANKLIN TEMPLETON FUNDS include all of the U.S. registered mutual funds of Franklin Templeton Investments, except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund, Inc.
[End callout]

o CUMULATIVE QUANTITY DISCOUNT - lets you combine all of your shares in Franklin Templeton funds for purposes of calculating the sales charge. You also may combine the shares of your spouse, and your children or grandchildren, if they are under the age of 21. Certain company and retirement plan accounts also may be included.

o LETTER OF INTENT (LOI) - expresses your intent to buy a stated dollar amount of shares over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve a portion of your shares to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI.

                   TO SIGN UP FOR THESE PROGRAMS, COMPLETE THE
                APPROPRIATE SECTION OF YOUR ACCOUNT APPLICATION.

REINSTATEMENT PRIVILEGE If you sell shares of a Franklin Templeton fund, you may reinvest some or all of the proceeds within 365 days without an initial sales charge. The proceeds must be reinvested within the same share class, except proceeds from the sale of Class B shares will be reinvested in Class A shares.

If you paid a CDSC when you sold your Class A or C shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply. For Class B shares reinvested in Class A, a new CDSC will not apply, although your account will not be credited with the amount of any CDSC paid when you sold your Class B shares.

Proceeds immediately placed in a Franklin Bank Certificate of Deposit (CD) also may be reinvested without an initial sales charge if you reinvest them within 365 days from the date the CD matures, including any rollover.

This privilege does not apply to shares you buy and sell under our exchange program. Shares purchased with the proceeds from a money fund may be subject to a sales charge.

SALES CHARGE WAIVERS Class A shares may be purchased without an initial sales charge or CDSC by various individuals, institutions and retirement plans or by investors who reinvest certain distributions and proceeds within 365 days. Certain investors also may buy Class C shares without an initial sales charge. The CDSC for each class may be waived for certain redemptions and distributions. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at 1-800/632-2301. For information about retirement plans, you may call Retirement Services at 1-800/527-2020. A list of available sales charge waivers also may be found in the Statement of Additional Information (SAI).

GROUP INVESTMENT PROGRAM Allows established groups of 11 or more investors to invest as a group. For sales charge purposes, the group's investments are added together. There are certain other requirements and the group must have a purpose other than buying Fund shares at a discount.

[Insert graphic of a paper with lines
and someone writing] BUYING SHARES

MINIMUM INVESTMENTS
--------------------------------------------------------------------------------
                                        INITIAL         ADDITIONAL
--------------------------------------------------------------------------------
Regular accounts                        $1,000             $50
--------------------------------------------------------------------------------
Automatic investment plans              $50 ($25           $50 ($25 for an
                                        for an             Education IRA)
                                        Education IRA)
-------------------------------------------------------------------------------
UGMA/UTMA accounts                      $100               $50
-------------------------------------------------------------------------------
Retirement accounts                     no minimum         no minimum
(other than IRAs, IRA rollovers,
Education IRAs or Roth IRAs)
----------------------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs
or Roth IRAs                            $250               $50
----------------------------------------------------------------------------
Broker-dealer sponsored wrap account
programs                                $250               $50
----------------------------------------------------------------------------
Full-time employees, officers,          $100               $50
trustees and directors of Franklin
Templeton entities, and their
immediate family members
-----------------------------------------------------------------------------

           PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE
                     FOR SALE IN YOUR STATE OR JURISDICTION.




ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 69). For example, if you would like to link one of your bank accounts to your Fund account so that you may use electronic funds transfer to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.



BUYING SHARES
-------------------------------------------------------------------------------
                         OPENING AN ACCOUNT         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------
[Insert graphic of
hands shaking]
                         Contact your               Contact your investment
THROUGH YOUR             investment                 representative
INVESTMENT               representative
REPRESENTATIVE
-------------------------------------------------------------------------------
[Insert graphic of       If you have another        Before requesting a
phone and computer]      Franklin Templeton         telephone or online
                         fund account with your     purchase into an
BY PHONE/ONLINE          bank account               existing account,
                         information on file,       please make sure we
(Up to $100,000 per      you may open a new         have your bank account
shareholder per day)     account by phone. At       information on file. If
                         this time, a new           we do not have this
1-800/632-2301           account may not be         information, you will
                         opened online.             need to send written
franklintempleton.com                               instructions with your
                         To make a same day         bank's name and
NOTE: CERTAIN            investment, your phone     address, a voided check
ACCOUNT TYPES ARE        order must be received     or savings account
NOT AVAILABLE FOR        and accepted by us by      deposit slip, and a
ONLINE ACCOUNT           1:00 p.m. Pacific time     signature guarantee if
ACCESS                   or the close of the        the bank and Fund
                         New York Stock             accounts do not have at
                         Exchange, whichever is     least one common owner.
                         earlier.
                                                    To make a same day
                                                    investment, your phone or
                                                    online order must be
                                                    received and accepted by us
                                                    by 1:00 p.m. Pacific time or
                                                    the close of the New York
                                                    Stock Exchange, whichever is
                                                    earlier.
-------------------------------------------------------------------------------
                         Make your check            Make your check payable
[Insert graphic of       payable to the Fund.       to the Fund. Include
envelope]                                           your account number on
                         Mail the check and         the check.
BY MAIL                  your signed
                         application to             Fill out the deposit
                         Investor Services.         slip from your account
                                                    statement. If you do not
                                                    have a slip, include a note
                                                    with your name, the Fund
                                                    name, and your account
                                                    number.

                                                    Mail the check and deposit
                                                    slip or note to Investor
                                                    Services.
-------------------------------------------------------------------------------
[Insert graphic of       Call  to receive a         Call to receive a wire
three lightning          wire control number        control number and wire
bolts]                   and wire                   instructions.
                         instructions.
                                                    To make a same day wire
                         Wire the funds and         investment, please call
BY WIRE                  mail your signed           us by 1:00 p.m. Pacific
                         application to             time and make sure your
1-800/632-2301           Investor Services.         wire arrives by 3:00 p.m.
(or 1-650/312-2000       Please include the
collect)                 wire control number
                         or your new account
                         number on the
                         application.

                         To make a same day
                         wire investment,
                         please call us by
                         1:00 p.m. Pacific
                         time and make sure
                         your wire arrives
                         by 3:00 p.m.
--------------------------------------------------------------------------------
[Insert graphic of       Call Shareholder           Call Shareholder Services at
arrows pointing          Services at the            the number below or our
in opposite              number below, or           automated TeleFACTS system,
directions]              send signed                or send signed written
                         written                    instructions. You also may
                         instructions. You          place an online exchange
BY EXCHANGE              also may place an          order.
                         online exchange order.
                         The TeleFACTS system       (Please see page 71 for
                         cannot be used to open      information on exchanges.)
TeleFACTS(R)             a new account.
1-800/247-1753
(around-the-clock        (Please see page 71
access)                  for information on
                         exchanges.)
Our Website
franklintempleton.com

-------------------------------------------------------------------------------


              FRANKLIN TEMPLETON INVESTOR SERVICES P.O. BOX 997151,
                            SACRAMENTO, CA 95899-9983
                         CALL TOLL-FREE: 1-800/632-2301
           (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME
                 SATURDAY 6:30 A.M. TO 2:30 P.M., PACIFIC TIME)

[Insert graphic of person with a headset] INVESTOR SERVICES
                                          -----------------

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in a Fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment of $50 ($25 for an Education IRA) with your application.



AUTOMATIC PAYROLL DEDUCTION You may invest in a Fund automatically by transferring money from your paycheck to a Fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.

DISTRIBUTION OPTIONS You may reinvest distributions you receive from a Fund in an existing account in the same share class* of the Fund or another Franklin Templeton fund. Initial sales charges and CDSCs will not apply if you reinvest your distributions within 365 days. You also can have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.


[Begin callout]
For Franklin Templeton Bank & Trust retirement plans, special forms may be needed to receive distributions in cash. Please call 1-800/527-2020 for information.
[End callout]

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the same share class of the Fund.

*Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund.

RETIREMENT PLANS Franklin Templeton Investments offers a variety of retirement plans for individuals and businesses. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Services at 1-800/527-2020.

TELEFACTS(R) Our TeleFACTS system offers around-the-clock access to information about your account or any Franklin Templeton fund. This service is available from touch-tone phones at 1-800/247-1753. For a free TeleFACTS brochure, call 1-800/DIAL BEN.


FRANKLIN TEMPLETON ONLINE You can visit us online at franklintempleton.com for around-the-clock viewing of information about most Franklin Templeton funds or to register to view your accounts online. You also may register for online transactions that will allow you to buy, sell, or exchange your shares and make certain changes to your account. Some account types may not be able to process any or all transactions online. You also may register online for Franklin Templeton's convenient electronic delivery of your important shareholder documents.

TELEPHONE/ONLINE PRIVILEGES You will automatically receive telephone/online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions by phone or online, including: buy, sell, or exchange shares of most funds; use electronic funds transfer to buy or sell shares of most funds; change your address; request a year-end statement; add or change account services (including distribution options, systematic withdrawals, automatic investment plans). In addition, you may elect to receive your important shareholder documents online and discontinue receiving paper copies.

To view your account information or request online transactions, you will first need to register for these services at the shareholder section of our website at franklintempleton.com. You will be asked to accept the terms of an online agreement(s) and establish a password for online services. If you are registered for online services, you may enroll online in Franklin Templeton's electronic delivery program for your important shareholder documents. This will allow you to receive electronic delivery (through our website) of most funds' prospectuses, annual/semiannual reports to shareholders, and proxy statements, as well as your account(s) statements and trade confirmations, and discontinue receiving your paper copies through the U.S. mail. Using our shareholder website means you are consenting to sending and receiving personal financial information over the Internet so you should be sure you are comfortable with the risks.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and also may record calls. To help safeguard your account, keep your password confidential, and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. For transactions done over the Internet, we recommend the use of an Internet browser with 128-bit encryption. Certain methods of contacting us (such as by phone or by Internet) may be unavailable or delayed during periods of unusual market activity. OF COURSE, YOU CAN DECLINE TELEPHONE BUY, SELL, OR EXCHANGE PRIVILEGES ON YOUR ACCOUNT APPLICATION, OR CHOOSE NOT TO REGISTER FOR ONLINE PRIVILEGES. IF YOU HAVE TELEPHONE/ONLINE PRIVILEGES ON YOUR ACCOUNT AND WANT TO DISCONTINUE THEM, PLEASE CONTACT US FOR INSTRUCTIONS. You may reinstate these privileges at any time in writing, including online registration with respect to online privileges.

 NOTE: We discourage you from including confidential or sensitive information in any Internet communication to us. If you do choose to send email (encrypted or not) to us over the Internet, you are accepting the associated risks of lack of confidentiality.

EXCHANGE PRIVILEGE You can exchange shares between most Franklin Templeton funds within the same class*, generally without paying any additional sales charges. If you exchange shares held for less than six months, however, you may be charged the difference between the initial sales charge of the two funds if the difference is more than 0.25%. If you exchange shares from a money fund, a sales charge may apply no matter how long you have held the shares.


[Begin callout]
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]


Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. Any CDSC will continue to be calculated from the date of your initial investment and will not be charged at the time of the exchange. The purchase price for determining a CDSC on exchanged shares will be the price you paid for the original shares. If you exchange shares subject to a CDSC into a Class A money fund, the time your shares are held in the money fund will not count towards the CDSC holding period.


If you exchange your Class B shares for the same class of shares of another Franklin Templeton fund, the time your shares are held in that fund will count towards the eight year period for automatic conversion to Class A shares.

Because excessive trading can hurt fund performance, operations and shareholders, the Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) a Fund or its manager believes the Fund would be harmed or unable to invest effectively, or (ii) a Fund receives or anticipates simultaneous orders that may significantly affect the Fund (please see "Market Timers" on page 77).

*Class Z shareholders of Franklin Mutual Series Fund Inc. may exchange into Class A without any sales charge. Advisor Class shareholders of another Franklin Templeton fund also may exchange into Class A without any sales charge. Advisor Class shareholders who exchange their shares for Class A shares and later decide they would like to exchange into another fund that offers Advisor Class may do so.


SYSTEMATIC WITHDRAWAL PLAN This plan allows you to automatically sell your shares and receive regular payments from your account. A CDSC may apply to withdrawals that exceed certain amounts. Certain terms and minimums apply. To sign up, complete the appropriate section of your application.

[Insert graphic of a certificate] SELLING SHARES
                                  --------------

You can sell your shares at any time. Please keep in mind that a contingent deferred sales charge (CDSC) may apply.

SELLING SHARES IN WRITING Generally, requests to sell $100,000 or less can be made over the phone, online, or with a simple letter. Sometimes, however, to protect you and the Fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:


[Begin callout]
A SIGNATURE GUARANTEE helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers. A notary public CANNOT provide a signature guarantee. [End callout]

o you are selling more than $100,000 worth of shares
o you want your proceeds paid to someone who is not a registered owner
o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

We also may require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the Fund against potential claims based on the instructions received.


SELLING RECENTLY PURCHASED SHARES If you sell shares recently purchased, we may delay sending you the proceeds until your check, draft or wire/electronic funds transfer has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.


REDEMPTION PROCEEDS Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

RETIREMENT PLANS You may need to complete additional forms to sell shares in a Franklin Templeton Bank & Trust retirement plan. For participants under age 591/2, tax penalties may apply. Call Retirement Services at 1-800/527-2020 for details.


SELLING SHARES
-------------------------------------------------------------------------------
                             TO SELL SOME OR ALL OF YOUR SHARES
-------------------------------------------------------------------------------
[Insert graphic of
hands shaking]
                             Contact your investment representative
THROUGH YOUR
INVESTMENT
REPRESENTATIVE
-------------------------------------------------------------------------------
[Insert graphic of           Send written instructions and endorsed
envelope]                    share certificates (if you hold share
                             certificates) to Investor Services.
BY MAIL                      Corporate, partnership or trust accounts may need
                             to send additional documents.

                             Specify the Fund, the account number
                             and the dollar value or number of
                             shares you wish to sell. If you own both Class A and B shares, also specify the class of shares, otherwise we will sell your Class A shares first. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

                             A check will be mailed to the name(s)
                             and address on the account, or
                             otherwise according to your written
                             instructions.
-------------------------------------------------------------------------------
[Insert graphic of           As long as your transaction is for $100,000 or
phone and computer]          less, you do not hold share certificates and you
                             have not changed your address by phone or online
                             within the last 15 days, you can sell your shares
BY PHONE/ONLINE              by phone or online.
1-800/632-2301

franklintempleton.com        A check will be mailed to the name(s) and address
                             on the account. Written instructions, with a signature guarantee, are required to send the check to another address or to make it payable to another person.

                             (Please see page 70 for more information.)
-------------------------------------------------------------------------------
[Insert graphic of           You can call, write, or visit us online
three                        to have redemption proceeds sent to a
lightning bolts]             bank account. See the policies above
                             for selling shares by mail, phone, or
BY ELECTRONIC FUNDS          online.
TRANSFER (ACH)
                             Before requesting to have redemption proceeds sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the bank and Fund accounts do not have at least one common owner.

                             If we receive your request in proper form by 1:00
                             p.m. Pacific time, proceeds sent by ACH generally
                             will be available within two to three business
                             days.
--------------------------------------------------------------------------------
[Insert graphic of           Obtain a current prospectus for the fund you are
two arrows                   considering. Prospectuses are available online at
pointing in                  franklintempleton.com.
opposite directions]
                             Call Shareholder Services at the number below or
BY EXCHANGE                  our automated TeleFACTS system, or send signed
                             written instructions. You also may place an order
TeleFACTS(R)                 online.  See the policies above for selling shares
1-800/247-1753               by mail, phone, or online.
(around-the-clock
access)                      If you hold share certificates, you will need to
                             return them to the Fund before your exchange can
                             be processed.
-------------------------------------------------------------------------------


              FRANKLIN TEMPLETON INVESTOR SERVICES P.O. BOX 997151,
                            SACRAMENTO, CA 95899-9983
                         CALL TOLL-FREE: 1-800/632-2301
           (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME
                 SATURDAY 6:30 A.M. TO 2:30 P.M., PACIFIC TIME)

[Insert graphic of paper and pen] ACCOUNT POLICIES
                                  ----------------

CALCULATING SHARE PRICE Each Fund calculates its net asset value per share (NAV) each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class's NAV is calculated by dividing its net assets by the number of its shares outstanding.

[Begin callout]
When you buy shares, you pay the offering price. The offering price is the NAV plus any applicable sales charge.

When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).
[End callout]

Each Fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If the Fund holds securities listed primarily on a foreign exchange that trades on days when the Fund is not open for business, the value of your shares may change on days that you cannot buy or sell shares.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

ACCOUNTS WITH LOW BALANCES If the value of your account falls below $250 ($50 for employee and UGMA/UTMA accounts) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record. You will not be charged a CDSC if your account is closed for this reason.


STATEMENTS AND REPORTS You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement). You also will receive the Fund's financial reports every six months. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN. You also can review these documents on our website if you have registered to view your account information online. If you are registered for online services, you may also enroll online in Franklin Templeton's electronic delivery program for your important shareholder documents. This will allow you to receive electronic delivery (through our website) of most funds' prospectuses, annual/semiannual reports to shareholders, and proxy statements, as well as your account(s) statements and trade confirmations, and discontinue receiving your paper copies through the U.S. mail. Visit us online at franklintempleton.com for more information.

If there is a dealer or other investment representative of record on your account, he or she will be able to obtain your account information, conduct transactions for your account, and also will receive copies of all notifications and statements and other information about your account directly from the Fund.


STREET OR NOMINEE ACCOUNTS You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Franklin Templeton Distributors, Inc. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.


JOINT ACCOUNTS Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.

JOINT ACCOUNT RISK WITH TELEPHONE/ONLINE PRIVILEGES You will automatically receive telephone/online privileges when you open your account. If your account has more than one registered owner, telephone/online privileges allow the Fund to accept online registration for online services (including electronic delivery of important shareholder documents) and transaction instructions online or by telephone from only one registered owner. This means that ANY ONE REGISTERED OWNER ON YOUR ACCOUNT, ACTING ALONE AND WITHOUT THE CONSENT OF ANY OTHER REGISTERED OWNER, may give the Fund instructions by telephone, online or in writing (subject to any limitations in telephone or online privileges) to:

o Exchange shares from a jointly registered Fund account requiring all registered owner signatures into an identically registered money fund account that only requires one registered owner's signature to redeem shares;

o Redeem Fund shares and direct the redemption proceeds to a bank account that may or may not be owned by you and, if owned by you jointly with someone else, only requires one person to withdraw funds by check or otherwise;

o Change the bank account to which Fund share redemption proceeds may be sent, which bank account may not be owned by you;

o Purchase Fund shares by debiting a bank account that may be owned by you; and

o Change the bank account that may be debited for Fund share purchases, which new account may be owned by you.

If you do NOT want another registered owner on your account to be able to issue these kinds of instructions to the Fund without your consent, you must instruct the Fund to deny/terminate online privileges and the ability to issue such instructions by telephone so that these types of instructions will only be accepted in writing signed by all account owners. This decision will apply to any other fund into which you may exchange your jointly owned Fund shares. Any later decision to permit these types of instructions by telephone and/or online will need to be given to the Fund in a written instruction signed by all registered owners.

MARKET TIMERS The Aggressive Growth Fund, Large Cap Fund and Small Cap Fund II may restrict or refuse purchases or exchanges by Market Timers. The California Fund and Small-Mid Cap Fund do not allow investments by Market Timers. You may be considered a Market Timer if you have (i) requested an exchange out of any of the Franklin Templeton funds within two weeks of an earlier exchange request out of any fund, or (ii) exchanged shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period, or (iii) otherwise seem to follow a market timing pattern that may adversely affect the Fund. Accounts under common ownership or control with an account that is covered by (i), (ii), or (iii) also are subject to these limits.

Anyone, including the shareholder or the shareholder's agent, who is considered to be a Market Timer by the Fund, its manager or shareholder services agent, will be issued a written notice of their status and the Fund's policies. Identified Market Timers who redeem or exchange their shares of the Fund within 90 days of purchase will be assessed a fee of 2% of redemption proceeds. This redemption fee does not apply to 401(k) participant accounts, accounts not held individually through Franklin Templeton Investors Services, LLC, and funds under the automatic dividend reinvestment program and the systematic withdrawal program. Some funds do not allow investments by Market Timers.


ADDITIONAL POLICIES Please note that the Funds maintain additional policies and reserve certain rights, including:

o The Funds may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.
o The Funds may modify, suspend, or terminate telephone/online privileges at any time.
o At any time, the Funds may change their investment minimums or waive or lower their minimums for certain purchases.
o The Funds may modify or discontinue the exchange privilege on 60 days' notice.
o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.
o For redemptions over a certain amount, each Fund reserves the right, in the case of an emergency, to make payments in securities or other assets of the Fund, if the payment of cash proceeds by check, wire or electronic funds transfer would be harmful to existing shareholders.
o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Funds promptly.

DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.


                                      CLASS A       CLASS B        CLASS C
-------------------------------------------------------------------------------
COMMISSION (%)                          -             4.00          2.00
Investment under $50,000               5.00            -             -
$50,000 but under $100,000             3.75            -             -
$100,000 but under $250,000            2.80            -             -
$250,000 but under $500,000            2.00            -             -
$500,000 but under $1 million          1.60            -             -
$1 million or more               up to 1.00/1          -             -
12B-1 FEE TO DEALER                    0.25/2         0.25/3        1.00/4

A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans1 and on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

MARKET TIMERS. Please note that for Class A NAV purchases by Market Timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase.

---------
1. During the first year after purchase, dealers may not be eligible to receive the 12b-1 fee.


2. The Aggressive Growth Fund, Large Cap Fund and Small Cap Fund II may each pay up to 0.35% to Distributors or others, out of which 0.10% generally will be retained by Distributors for its distribution expenses.

3. Dealers may be eligible to receive up to 0.25% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.
4. Dealers may be eligible to receive up to 0.25% during the first year after purchase and may be eligible to receive the full 12b-1 fee starting in the 13th month.
---------


[Insert graphic of question mark] QUESTIONS
                                  ---------

If you have any questions about the Funds or your account, you can write to us at P.O. Box 997151, Sacramento, CA 95899-9983. You also can call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

                                              HOURS (PACIFIC TIME,
DEPARTMENT NAME           TELEPHONE NUMBER    MONDAY THROUGH FRIDAY)
-------------------------------------------------------------------------------
Shareholder Services      1-800/632-2301      5:30 a.m. to 5:00 p.m.
                                              6:30 a.m. to 2:30 p.m. (Saturday)
Fund Information          1-800/DIAL BEN      5:30 a.m. to 5:00 p.m.
                         (1-800/342-5236)     6:30 a.m. to 2:30 p.m. (Saturday)
Retirement Services       1-800/527-2020      5:30 a.m. to 5:00 p.m.
Advisor Services          1-800/524-4040      5:30 a.m. to 5:00 p.m.
Institutional Services    1-800/321-8563      6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)    1-800/851-0637      5:30 a.m. to 5:00 p.m.
TeleFACTS(R)(automated)   1-800/247-1753      (around-the-clock access)

FOR MORE INFORMATION

You can learn more about each Fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes a discussion of recent market conditions and Fund strategies that significantly affected Fund performance during its last fiscal year, financial statements, detailed performance information, portfolio holdings and the auditor's report.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about each Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).


For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below. You also can view the current annual/semiannual report online at franklintempleton.com.



FRANKLIN(R)TEMPLETON(R)
1-800/DIAL BEN(R) (1-800/342-5236)
TDD (Hearing Impaired) 1-800/851-0637
franklintempleton.com

You also can obtain information about each Fund by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.


Investment Company Act file #811-6243                       FSS1 P 09/01



FRANKLIN STRATEGIC SERIES

FRANKLIN AGGRESSIVE GROWTH FUND - CLASS A, B & C
FRANKLIN CALIFORNIA GROWTH FUND - CLASS A, B & C
FRANKLIN LARGE CAP GROWTH FUND - CLASS A, B & C
FRANKLIN SMALL-MID CAP GROWTH FUND - CLASS A & C
FRANKLIN SMALL CAP GROWTH FUND II - CLASS A, B & C

STATEMENT OF ADDITIONAL INFORMATION
SEPTEMBER 1, 2001


[Insert Franklin Templeton Ben Head]

P.O. BOX 997151, SACRAMENTO, CA 95899-9983 1-800/DIAL BEN(R)
-------------------------------------------------------------------------------

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Funds' prospectus. The Funds' prospectus, dated September 1, 2001, which we may amend from time to time, contains the basic information you should know before investing in a Fund. You should read this SAI together with the Funds' prospectus.

The audited financial statements and auditor's report in the Funds' Annual Report to Shareholders, for the fiscal year ended April 30, 2001, are incorporated by reference (are legally a part of this SAI).


For a free copy of the current prospectus or annual report, contact your investment representative or call 1-800/DIAL BEN (1-800/342-5236).


CONTENTS

Goals, Strategies and Risks.............................  2
Officers and Trustees................................... 17
Management and Other Services........................... 20
Portfolio Transactions.................................. 21
Distributions and Taxes................................. 23
Organization, Voting Rights
 and Principal Holders.................................. 25
Buying and Selling Shares............................... 27
Pricing Shares.......................................... 33
The Underwriter......................................... 34
Performance............................................. 36
Miscellaneous Information............................... 39
Description of Ratings.................................. 39


MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

o  ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY
   BANK;

o  ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
   PRINCIPAL.


GOALS, STRATEGIES AND RISKS
-------------------------------------------------------------------------------

Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when a Fund makes an investment. In most cases, the Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

If a bankruptcy or other extraordinary event occurs concerning a particular security a Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while trying to maximize the return to shareholders.


Each Fund has adopted certain investment restrictions as fundamental and non-fundamental policies. A fundamental policy may only be changed if the change is approved by (i) more than 50% of a Fund's outstanding shares or (ii) 67% or more of a Fund's shares present at a shareholder meeting if more than 50% of a Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less. A non-fundamental policy may be changed by the board of trustees without the approval of shareholders.


FRANKLIN AGGRESSIVE GROWTH FUND
(AGGRESSIVE GROWTH FUND)

FUNDAMENTAL INVESTMENT POLICIES

The Fund's investment goal is capital appreciation.

The Fund may not:

1. Borrow money, except that the Fund may borrow money from banks or affiliated investment companies to the extent permitted by the Investment Company Act of 1940 (1940 Act), or any exemptions therefrom that may be granted by the Securities and Exchange Commission (SEC), or for temporary or emergency purposes and then in an amount not exceeding 33 1/3% of the value of the Fund's total assets (including the amount borrowed).

2. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

3. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment goal and policies, and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. The Fund may also make loans to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

4. Purchase or sell real estate and commodities, except that the Fund may buy or sell securities of real estate investment trusts, may purchase or sell currencies, may enter into forward contracts and futures contracts on securities, currencies, and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

5. Issue securities senior to the Fund's presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act, and any rule or order thereunder, or SEC staff interpretations thereof.

6. Concentrate (invest more than 25% of its total assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

7. Buy the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if immediately after such investment (a) more than 5% of the value of the Fund's total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of such Fund's total assets may be invested without regard to such 5% and 10% limitations.

NON-FUNDAMENTAL INVESTMENT POLICIES

1. Borrowings under fundamental investment restriction number 1 above may not exceed 15% of the value of the Fund's total assets (including the amount borrowed).

2. The Fund intends to limit its investments in foreign securities to no more than 10% of its total assets.

FRANKLIN CALIFORNIA GROWTH FUND (CALIFORNIA FUND)

Since the California Fund mainly invests in California companies' securities, its performance is dependent on economic, political and other conditions within California.

Below is a discussion of certain conditions that may affect California companies. It is not a complete analysis of every material fact that may affect the economic or political conditions within California and is subject to change. The information below is based on data available to the Fund from historically reliable sources, but the Fund has not independently verified it.

California's economy has been the largest of all the states in the nation. Like many other states, however, California was significantly affected by the national recession of the early 1990s, especially in the southern portion of the state. Most of its job losses during this recession resulted from cutbacks in defense spending and from the downturn in the construction industry. Downsizing in the state's aerospace industry, excess office capacity, and slow growth in California's export market also contributed to the state's recession.


Since mid-1993, California's economic recovery has been fueled by growth in the construction, entertainment, tourism and computer services sectors. The state's diverse employment base has reached prerecession levels with manufacturing accounting for 13.4% of employment (based on 2000 state figures), trade 22.8%, services 31.9%, and government 15.9%. As a result of strong employment growth, California's unemployment rate (4.9% for 2000) has improved substantially since the early 1990's. However, it still remains above the national average. The State is currently feeling the negative effects of three problems: the State's energy crisis, a decrease in tax revenues (largely due to a decline in the equity markets), and a slowdown in the economy.

During the period from 1990 to 1994, California experienced large budget deficits due to its economic recession, as well as unrealistic budget assumptions. School expenditures totaling $1.8 billion were recorded as "loan assets" on the state's books to be repaid by 2002. When adjusted to account for these loans, California's deficit balance was 10.7% of expenditures in 1992. At the end of fiscal 2000, general fund balances were a positive $8.4 billion or 13.6% of expenditures on a GAAP basis. The State is estimating at FYE 01 an ending General Fund balance of $6.6 billion and at FYE 02 an ending General Fund balance of $1.81 billion, both down significantly from FYE 00. By the end of FYE 02, the State is predicting that its reserves will have decreased to $1.0 billion.

The state has experienced strong growth in personal income. In 2000, personal income grew 11.5%. The state is projecting more moderate 2.1% growth in 2001. Over the last twenty years, the state's personal income as compared to the nation has lost ground. The state's personal income was 118% of the national level in 1980 and has dropped to 105% as of 2000.

California's debt levels have grown in recent years. In 1990, the state's debt per capita was below the median for all states. By 2000, debt per capita had risen to $733, above the $541 median for all states. California's debt levels may increase further as the state attempts to address its infrastructure needs and school improvements.


While the state's financial performance has improved in recent years, its fiscal operations have remained vulnerable. Increased funding for schools and infrastructure improvements and various tax cuts have offset some of the growth in revenues that has resulted from the improving economy. The state's budget approval process, which requires a two-thirds legislative vote, also has hampered the state's financial flexibility, as has its lack of a formalized mid-year budget correction process. The state's relatively low budget reserves and reduced flexibility make the state vulnerable to a future economic downturn.

FUNDAMENTAL INVESTMENT POLICIES

The Fund's investment goal is capital appreciation.

The California Fund may not:

 1. Make loans to other persons, except by the purchase of bonds, debentures or similar obligations which are publicly distributed or of a character usually acquired by institutional investors or through loans of the Fund's portfolio securities, or to the extent the entry into a repurchase agreement may be deemed a loan.

 2. Borrow money, except from banks in order to meet redemption requests that might otherwise require the untimely disposition of portfolio securities or for other temporary or emergency (but not investment) purposes, in an amount up to 10% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.

 3. Invest more than 25% of the Fund's assets (at the time of the most recent investment) in any single industry.

 4. Underwrite securities of other issuers (does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities) or invest more than 10% of its assets in securities with legal or contractual restrictions on resale (although the Fund may invest in such securities to the extent permitted under the federal securities laws) or which are not readily marketable, or which have a record of less than three years continuous operation, including the operations of any predecessor companies, if more than 5% of the Fund's total assets would be invested in such companies.

 5. Invest in securities for the purpose of exercising management or control of the issuer.

 6. Maintain a margin account with a securities dealer or invest in commodities and commodity contracts (except that the Fund may engage in financial futures, including stock index futures, and options on stock index futures) or lease or acquire any interests, including interest issued by limited partnerships (other than publicly traded equity securities) in oil, gas, or other mineral exploration or development programs, or invest in excess of 5% of its total assets in options unrelated to the Fund's transactions in futures, including puts, calls, straddles, spreads, or any combination thereof.

 7. Effect short sales, unless at the time the Fund owns securities equivalent in kind and amount to those sold (which will normally be for deferring recognition of gains or losses for tax purposes).

 8. Invest directly in real estate, real estate limited partnerships or illiquid securities issued by real estate investment trusts; the Fund may, however, invest in marketable securities issued by real estate investment trusts.

 9. Invest in the securities of other investment companies, except where there is no commission other than the customary brokerage commission or sales charge, or except that securities of another investment company may be acquired pursuant to a plan of reorganization, merger, consolidation or acquisition, and except where the Fund would not own, immediately after the acquisition, securities of other investment companies which exceed in the aggregate i) more than 3% of the issuer's outstanding voting stock, ii) more than 5% of the Fund's total assets and iii) together with the securities of all other investment companies held by the Fund, exceed, in the aggregate, more than 10% of the Fund's total assets. To the extent permitted by exemptions granted under the 1940 Act, the Fund may invest in shares of one or more money market funds managed by the manager or its affiliates.

10. Purchase from or sell to its officers and trustees, or any firm of which any officer or trustee is a member, as principal, any securities, but may deal with such persons or firms as brokers and pay a customary brokerage commission; or purchase or retain securities of any issuer if, to the knowledge of the Trust, one or more of the officers or trustees of the Trust, or its investment adviser, own beneficially more than one-half of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

NON-FUNDAMENTAL INVESTMENT POLICIES

1. The Fund may not pledge, mortgage or hypothecate its assets as securities for loans, nor to engage in joint or joint and several trading accounts in securities, except that it may: (i) participate in joint repurchase arrangements; (ii) invest in shares of one or more money market funds managed by the manager or its affiliates, to the extent permitted by exemptions granted under the 1940 Act; or (iii) combine orders to buy or sell with orders from other persons to obtain lower brokerage commissions.


2. The Fund normally invests at least 80% of its assets in the equity and debt securities of companies headquartered or conducting a majority of their operations in the state of California. The Fund also may invest up to 20% of its assets in the securities of companies headquartered or conducting a majority of their operations outside of the state of California. In this way, the Fund tries to benefit from its research into companies and industries within or beyond its primary region.


3. The Fund may invest in securities of companies operating in the real estate industry, including real estate investment trusts (REITs). The Fund currently intends to limit these investments to no more than 10% of total assets.


4. The Fund may invest up to 20% of its total assets in debt securities. The Fund may invest in debt securities that the manager believes present an opportunity for capital appreciation as a result of improvement in the creditworthiness of the issuer. The receipt of income from debt securities is incidental to the Fund's investment goal. The Fund may invest in both rated and unrated debt securities. The Fund may buy securities that are rated at least B by Moody's Investors Service (Moody's) or Standard & Poor's Ratings Group (S&P) or unrated securities of comparable quality. The Fund will not invest more than 5% of its assets in securities rated below investment grade.


FRANKLIN LARGE CAP GROWTH FUND (LARGE CAP FUND)

FUNDAMENTAL INVESTMENT POLICIES

The Fund's principal investment goal is long-term capital appreciation.

The Fund may not:

1. Borrow money, except that the Fund may borrow money from banks or affiliated investment companies to the extent permitted by the 1940 Act, or any exemptions therefrom which may be granted by the SEC, or for temporary or emergency purposes and then in an amount not exceeding 33 1/3% of the value of the Fund's total assets (including the amount borrowed).

2. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

3. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment goal and policies, and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. The Fund may also make loans to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

4. Purchase or sell real estate and commodities, except that the Fund may buy or sell securities of real estate investment trusts and may enter into financial futures contracts, options thereon, and forward contracts.

5. Issue securities senior to the Fund's presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts or repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretations thereof.

6. Concentrate (invest more than 25% of its total assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

7. Buy the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if immediately after such investment (a) more than 5% of the value of the Fund's total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of such Fund's total assets may be invested without regard to such 5% and 10% limitations.

NON-FUNDAMENTAL INVESTMENT POLICIES

1. The Fund may also seek current income incidental to long-term capital appreciation,

2.  The Fund may invest up to 25% of its total assets in foreign securities.


FRANKLIN SMALL-MID CAP GROWTH FUND  (SMALL-MID CAP FUND)
(FORMERLY FRANKLIN SMALL CAP GROWTH FUND I)


FUNDAMENTAL INVESTMENT POLICIES

The Fund's investment goal is long-term capital growth.

The Fund may not:

 1. Purchase the securities of any one issuer (other than obligations of the U.S., its agencies or instrumentalities) if immediately thereafter, and as a result of the purchase, the Fund would (a) have invested more than 5% of the value of its total assets in the securities of the issuer, or (b) hold more than 10% of any voting class of the securities of any one issuer;

 2. Make loans to other persons, except by the purchase of bonds, debentures or similar obligations which are publicly distributed or of a character usually acquired by institutional investors or through loans of the Fund's portfolio securities, or to the extent the entry into a repurchase agreement may be deemed a loan;

 3. Borrow money (does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities), except in the form of reverse repurchase agreements or from banks in order to meet redemption requests that might otherwise require the untimely disposition of portfolio securities or for other temporary or emergency (but not investment) purposes, in an amount up to 10% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments;

 4. Invest more than 25% of the Fund's assets (at the time of the most recent investment) in any single industry;

 5. Underwrite securities of other issuers or invest more than 10% of its assets in securities with legal or contractual restrictions on resale (although the Fund may invest in such securities to the extent permitted under the federal securities laws, for example, transactions between the Fund and Qualified Institutional Buyers subject to Rule 144A under the Securities Act of 1933) or which are not readily marketable, or which have a record of less than three years continuous operation, including the operations of any predecessor companies, if more than 10% of the Fund's total assets would be invested in such companies;

 6. Invest in securities for the purpose of exercising management or control of the issuer;

 7. Maintain a margin account with a securities dealer or invest in commodities and commodity contracts (except that the Fund may engage in financial futures, including stock index futures, and options on stock index futures) or lease or acquire any interests, including interests issued by limited partnerships (other than publicly traded equity securities) in oil, gas, or other mineral exploration or development programs, or invest in excess of 5% of its total assets in options unrelated to the Fund's transactions in futures, including puts, calls, straddles, spreads, or any combination thereof;

 8. Effect short sales, unless at the time the Fund owns securities equivalent in kind and amount to those sold (which will normally be for deferring recognition of gains or losses for tax purposes). The Fund does not currently intend to employ this investment technique;

 9. Invest directly in real estate, real estate limited partnerships or illiquid securities issued by real estate investment trusts (the Fund may, however, invest in marketable securities issued by real estate investment trusts);

10. Invest in the securities of other investment companies, except where there is no commission other than the customary brokerage commission or sales charge, or except that securities of another investment company may be acquired pursuant to a plan of reorganization, merger, consolidation or acquisition, and except where the Fund would not own, immediately after the acquisition, securities of the investment companies which exceed in the aggregate i) more than 3% of the issuer's outstanding voting stock, ii) more than 5% of the Fund's total assets, and iii) together with the securities of all other investment companies held by the Fund, exceed, in the aggregate, more than 10% of the Fund's total assets. The Fund may invest in shares of one or more money market funds managed by the manager or its affiliates; and

11. Purchase from or sell to its officers and trustees, or any firm of which any officer or trustee is a member, as principal, any securities, but may deal with such persons or firms as brokers and pay a customary brokerage commission; or purchase or retain securities of any issuer, if to the knowledge of the Trust, one or more of the officers or trustees of the Trust, or the manager, own beneficially more than one-half of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

NON-FUNDAMENTAL INVESTMENT POLICIES

1. The Fund may not pledge, mortgage or hypothecate its assets as securities for loans, nor to engage in joint or joint and several trading accounts in securities, except that it may: (i) participate in joint repurchase arrangements; (ii) invest in shares of one or more money market funds managed by the manager or its affiliates, to the extent permitted by exemptions granted under the 1940 Act; or (iii) combine orders to buy or sell with orders from other persons to obtain lower brokerage commissions.


2. The Fund may invest up to 25% of its total assets in foreign securities, including those of developing or emerging markets. The Fund currently intends to limit its investment in foreign securities to 10% of its total assets.


3.  The Fund may invest up to 10% of its total assets in REITs.

4. The Fund will not invest in securities issued without stock certificates or comparable stock documents.

5. The Fund may not invest more than 10% of its net assets in securities of issuers with less than three years continuous operation.

6. The Fund may invest up to 5% of its total assets in corporate debt securities that the manager believes have the potential for capital appreciation as a result of improvement in the creditworthiness of the issuer. The receipt of income from debt securities is incidental to the Fund's investment goal. The Fund may buy both rated and unrated debt securities. The Fund will invest in securities rated B or better by Moody's or S&P or unrated securities of comparable quality.

FRANKLIN SMALL CAP GROWTH FUND II (SMALL CAP FUND II)

FUNDAMENTAL INVESTMENT POLICIES

The Fund's investment goal is long-term capital growth.

The Fund may not:

1. Borrow money, except that the Fund may borrow money from banks or affiliated investment companies to the extent permitted by the 1940 Act, or any exemptions therefrom which may be granted by the SEC, or for temporary or emergency purposes and then in an amount not exceeding 33 1/3% of the value of the Fund's total assets (including the amount borrowed).

2. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

3. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. The Fund may also make loans to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom which may be granted by the SEC.

4. Purchase or sell real estate and commodities, except that the Fund may purchase or sell securities of real estate investment trusts, may purchase or sell currencies, may enter into futures contracts on securities, currencies, and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

5. Issue securities senior to the Fund's presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretations thereof.

6. Purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if immediately after such investment (a) more than 5% of the value of the Fund's total assets would be invested in such issuer or (b) More than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% limitations.

7. Invest more than 25% of the Fund's assets (at the time of the most recent investment) in any industry, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment goal and policies as the Fund.

NON-FUNDAMENTAL INVESTMENT POLICIES


1. The Fund may invest up to 25% of its total assets in foreign securities, including those of developing or emerging markets. The Fund currently intends to limit its investment in foreign securities to 10% of its total assets.


2.  The Fund may invest up to 10% of its total assets in REITs.

3. The Fund will not invest in securities issued without stock certificates or comparable stock documents.

4. The Fund may not invest more than 10% of its net assets in securities of issuers with less than three years continuous operation, including the operation of predecessor companies.

5. The Fund may invest up to 5% of its total assets in corporate debt securities that the manager believes have the potential for capital appreciation as a result of improvement in the creditworthiness of the issuer. The receipt of income from debt securities is incidental to the Fund's investment goal. The Fund may buy both rated and unrated debt securities. The Fund will invest in securities rated B or better by Moody's or S&P or unrated securities of comparable quality. Currently, however, the Fund does not intend to invest more than 5% of its assets in debt securities (including convertible debt securities) rated lower than BBB by S&P or Baa by Moody's or unrated securities of comparable quality.

INVESTMENTS, TECHNIQUES, STRATEGIES AND THEIR RISKS

In trying to achieve its investment goals, each Fund may invest (unless otherwise indicated) in the following types of securities or engage in the following types of transactions:

BIOTECHNOLOGY COMPANIES The biotechnology industry is subject to extensive government regulation. The industry will be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. For example, in the past several years, the U.S. Congress has considered legislation concerning healthcare reform and changes to the U.S. Food and Drug Administration's (FDA) approval process. If such legislation is passed it may affect the biotechnology industry. As these factors impact the biotechnology industry, the value of your shares may fluctuate significantly over relatively short periods of time.

Because the biotechnology industry is relatively new, investors may be quick to react to developments that affect the industry. In the past, biotechnology securities have exhibited considerable volatility in reaction to research and other developments. In comparison to more developed industries, there may be a thin trading market in biotechnology securities, and adverse developments in the biotechnology industry may be more likely to result in decreases in the value of biotechnology stocks.

Biotechnology companies are often small, start-up ventures whose products are only in the research stage. Only a limited number of biotechnology companies have reached the point of approval of products by the FDA and subsequent commercial production and distribution of such products. Therefore, the success of investments in the biotechnology industry is often based upon speculation and expectations about future products, research progress, and new product filings with regulatory authorities. Such investments are speculative and may drop sharply in value in response to regulatory or research setbacks.

CONVERTIBLE SECURITIES Although each Fund may invest in convertible securities without limit, the Aggressive Growth Fund and Large Cap Fund currently intend to limit these investments to no more than 5% of net assets. The California Fund, Small Cap Fund I and Small Cap Fund II may also invest in enhanced convertible securities.

A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because both interest rate and market movements can influence its value, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.


A convertible security is usually issued by an operations company or an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security, but if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank.


The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

While each Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.


ENHANCED CONVERTIBLE SECURITIES. In addition to "plain vanilla" convertibles, a number of different structures have been created to fit the characteristics of specific investors and issuers. Examples of these enhanced characteristics for investors include yield enhancement, increased equity exposure or enhanced downside protection. From an issuer's perspective, enhanced structures are designed to meet balance sheet criteria, interest/ dividend payment deductibility and reduced equity dilution. The following are descriptions of common structures of enhanced convertible securities.


Mandatorily convertible securities (e.g., ACES, DECS, PRIDES, SAILS-each issuer has a different acronym for their version of these securities) are considered the most equity like of convertible securities. At maturity these securities are mandatorily convertible into common stock offering investors some form of yield enhancement in return for some of the upside potential in the form of a conversion premium. Typical characteristics of mandatories include: issued as preferred stock, convertible at premium, pay fixed quarterly dividend (typically 500 to 600 basis points higher than common stock dividend), and are non-callable for the life of the security (usually three to five years). An important feature of mandatories is that the number of shares received at maturity is determined by the difference between the price of the common stock at maturity and the price of the common stock at issuance.

Enhanced convertible preferred securities (e.g., QUIPS, TOPrS, and TECONS) are, from an investor's viewpoint, essentially convertible preferred securities, i.e. they are issued as preferred stock convertible into common stock at a premium and pay quarterly dividends. Through this structure the company establishes a wholly owned special purpose vehicle whose sole purpose is to issue convertible preferred stock. The proceeds of the convertible preferred stock offering pass through to the company. The company then issues a convertible subordinated debenture to the special purpose vehicle. This convertible subordinated debenture has identical terms to the convertible preferred issued to investors. Benefits to the issuer include increased equity credit from rating agencies and the deduction of coupon payments for tax purposes.

A company divesting a holding in another company often uses exchangeable securities. The primary difference between exchangeables and standard convertible structures is that the issuing company is a different company to that of the underlying shares.

Yield enhanced stock (YES, also known as PERCS) mandatorily converts into common stock at maturity and offers investors a higher current dividend than the underlying common stock. The difference between these structures and other mandatories is that the participation in stock price appreciation is capped.

Zero-coupon and deep-discount convertible bonds (OID and LYONs) include the following characteristics: no or low coupon payments, imbedded put options allowing the investor to put them on select dates prior to maturity, call protection (usually three to five years), and lower than normal conversion premiums at issuance. A benefit to the issuer is that while no cash interest is actually paid, the accrued interest may be deducted for tax purposes. Because of their put options, these bonds tend to be less sensitive to changes in interest rates than either long maturity bonds or preferred stocks. The put options also provide enhanced downside protection while retaining the equity participation characteristics of traditional convertible bonds.

An investment in an enhanced convertible security or any other security may involve additional risks. A Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the Fund's ability to dispose of particular securities, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the credit worthiness of an issuer. Reduced liquidity in the secondary market for certain securities also may make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio.

DEBT SECURITIES A debt security typically has a fixed payment schedule which obligates the issuer to pay interest to the lender and to return the lender's money over a certain time period. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bonds, notes, and commercial paper differ in the length of the issuer's payment schedule, with bonds carrying the longest repayment schedule and commercial paper the shortest.

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in a Fund's net asset value.

DERIVATIVE SECURITIES The Funds' transactions in options, futures, and options on futures involve certain risks. These risks include, among others, the risk that the effectiveness of a transaction depends on the degree that price movements in the underlying securities, index, or currency correlate with price movements in the relevant portion of the Fund's portfolio. The Fund bears the risk that the prices of its portfolio securities will not move in the same amount as the option or future it has purchased, or that there may be a negative correlation that would result in a loss on both the underlying securities and the derivative security.

In addition, adverse market movements could cause a Fund to lose up to its full investment in a call option contract and/or to experience substantial losses on an investment in a futures contract. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option.

Positions in exchange traded options and futures may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular option or futures contract or related option at any specific time. Thus, it may not be possible to close an option or futures position. The inability to close options or futures positions may have an adverse impact on a Fund's ability to effectively hedge its securities. Furthermore, if the Fund is unable to close out a position and if prices move adversely, the Fund will have to continue to make daily cash payments to maintain its required margin. If a Fund does not have sufficient cash to do this, it may have to sell portfolio securities at a disadvantageous time. The Funds will enter into an option or futures position only if there appears to be a liquid secondary market for the options or futures.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or by entering into a closing sale transaction with the dealer that issued it. When a Fund writes an OTC option, it generally can close out that option before its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it.

OPTIONS, FUTURES, AND OPTIONS ON FUTURES. A stock option is a contract that provides the holder the right to buy or sell shares of the stock at a fixed price, within a specified period of time. An option on a stock index is a contract that allows the buyer of the option the right to receive from the seller cash, in an amount equal to the difference between the index's closing price and the option's exercise price. A futures contract is an obligation to buy or sell a specified security or currency at a set price on a specified future date. A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and end of the contract period. Options, futures, and options on futures are considered "derivative securities."

Each Fund may buy and sell options on securities and securities indices. The Funds may only buy options if the premiums paid for such options total 5% or less of net assets.

Each Fund (except the California Fund) may buy and sell futures contracts for securities and currencies. Each Fund may also buy and sell securities index futures and options on securities index futures. Each Fund may invest in futures contracts only to hedge against changes in the value of its securities or those it intends to buy. The Funds will not enter into a futures contract if the amounts paid for open contracts, including required initial deposits, would exceed 5% of net assets.

The Funds may take advantage of opportunities in the area of options, futures, and options on futures and any other derivative investments that are not presently contemplated for use by the Funds or that are not currently available but which may be developed, to the extent such opportunities are consistent with the Funds' investment goals and legally permissible for the Funds.

OPTIONS. The Funds may buy or write (sell) put and call options on securities listed on a national securities exchange and in the over-the-counter (OTC) market. All options written by the Funds will be covered. The Funds may also buy or write put and call options on securities indices. Options written by the Aggressive Growth and Large Cap Funds will be for portfolio hedging purposes only.

A call option written by the Fund is covered if the Fund (a) owns the underlying security that is subject to the call or (b) has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or
(b) greater than the exercise price of the call written if the difference is held in cash or high-grade debt securities in a segregated account with the Fund's custodian bank.

A put option written by the Fund is covered if the Fund maintains cash or high-grade debt securities with a value equal to the exercise price of the written put in a segregated account with its custodian bank. A put is also covered if the Fund holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the market value of the underlying security at that time.

If the writer of an option wants to terminate its obligation, the writer may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the holder of an option may liquidate its position by effecting a "closing sale transaction" by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction may be made at the time desired by the Fund.

Effecting a closing transaction in the case of a written call option allows the Fund to write another call option on the underlying security with a different exercise price, expiration date or both. In the case of a written put option, a closing transaction allows the Fund to write another covered put option. Effecting a closing transaction also allows the cash or proceeds from the sale of any securities subject to the option to be used for other Fund investments. If the Fund wants to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or at the same time as the sale of the security.

The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to buy the option. Likewise, the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to buy the option. Increases in the market price of a call option will generally reflect increases in the market price of the underlying security. As a result, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

The writing of covered put options involves certain risks. For example, if the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price. The Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

A Fund may buy call options on securities it intends to buy in order to limit the risk of a substantial increase in the market price of the security before the purchase is effected. A Fund may also buy call options on securities held in its portfolio and on which it has written call options. Prior to its expiration, a call option may be sold in a closing sale transaction. Profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus any related transaction costs.

A Fund may buy put options on securities in an attempt to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option. The ability to buy put options allows the Fund to protect the unrealized gain in an appreciated security in its portfolio without actually selling the security. In addition, the Fund continues to receive interest or dividend income on the security. The Fund may sell a put option it has previously purchased prior to the sale of the security underlying the option. The sale of the option will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid for the put option. Any gain or loss may be wholly or partially offset by a change in the value of the underlying security that the Fund owns or has the right to acquire.

A Fund may write covered put and call options and buy put and call options that trade in the OTC market to the same extent that it may engage in exchange traded options. Like exchange traded options, OTC options give the holder the right to buy, in the case of OTC call options, or sell, in the case of OTC put options, an underlying security from or to the writer at a stated exercise price. However, OTC options differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done based on information from market makers. OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, however, than exchange traded options, and the writer of an OTC option is paid the premium in advance by the dealer.

Call and put options on stock indices are similar to options on securities except, rather than the right to buy or sell stock at a specified price, options on a stock index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying stock index is greater than (or less than, in the case of a put) the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.

When a Fund writes an option on a stock index, the Fund will establish a segregated account with its custodian bank containing cash or high quality fixed-income securities in an amount at least equal to the market value of the underlying stock index. The Fund will maintain the account while the option is open or will otherwise cover the transaction.

FINANCIAL FUTURES. The Funds may enter into contracts for the purchase or sale of futures contracts based upon financial indices (financial futures). Financial futures contracts are commodity contracts that obligate the long or short holder to take or make delivery of the cash value of a securities index during a specified future period at a specified price. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver such cash value called for by the contract on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to take delivery of the cash value called for by the contract at a specified date. The purpose of the acquisition or sale of a futures contract is to attempt to protect the Fund from fluctuations in price of portfolio securities without actually buying or selling the underlying security. Futures contracts have been designed by exchanges designated "contracts markets" by the Commodity Futures Trading Commission (CFTC) and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market.

The Funds will not engage in transactions in futures contracts or related options for speculation, but only as a hedge against changes resulting from market conditions in the values of its securities or securities that they intend to buy and, to the extent consistent therewith, to accommodate cash flows. The Funds will not enter into any stock index or financial futures contract or related option if, immediately thereafter, more than one third of total assets would be represented by futures contracts or related options. In addition, the Funds may not buy or sell futures contracts or buy or sell related options if, immediately thereafter, the sum of the amount of initial deposits on existing financial futures and premiums paid on options on financial futures contracts would exceed 5% of total assets (taken at current value). To the extent a Fund enters into a futures contract or related call option, it will maintain with its custodian bank, to the extent required by the rules of the SEC, assets in a segregated account to cover its obligations with respect to such contract which will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the market value of such futures contract or related option.

STOCK INDEX FUTURES. The Funds may buy and sell stock index futures contracts. A stock index futures contract obligates the seller to deliver (and the buyer to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Funds may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of their equity securities that might otherwise result. When a Fund is not fully invested in stocks and anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of common stocks that it intends to buy.

OPTIONS ON STOCK INDEX FUTURES. The Funds may buy and sell call and put options on stock index futures to hedge against risks of market price movements. The need to hedge against these risks will depend on the extent of diversification of the Fund's common stock portfolio and the sensitivity of such investments to factors influencing the stock market as a whole.

Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day before the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.


BOND INDEX FUTURES AND RELATED OPTIONS. The California Fund, Small-Mid Cap Fund and Small Cap Fund II may buy and sell futures contracts based on an index of debt securities and options on such futures contracts to the extent they currently exist and, in the future, may be developed. These Funds reserve the right to conduct futures and options transactions based on an index that may be developed in the future to correlate with price movements in certain categories of debt securities. The Funds' investment strategies in employing futures contracts based on an index of debt securities will be similar to that used in other financial futures transactions. The California Fund, Small-Mid Cap Fund and Small Cap Fund II may also buy and write put and call options on bond index futures and enter into closing transactions with respect to such options.


FUTURES CONTRACTS FOR SECURITIES AND CURRENCIES. The Funds (except the California Fund) may buy and sell futures contracts for securities, and currencies. These Funds may also enter into closing purchase and sale transactions with respect to these futures contracts. The Funds will engage in futures transactions only for bona fide hedging or other appropriate risk management purposes. All futures contracts entered into by the Funds are traded on U.S. exchanges or boards of trade licensed and regulated by the CFTC or on foreign exchanges.

When securities prices are falling, a Fund may offset a decline in the value of its current portfolio securities through the sale of futures contracts. When prices are rising, a Fund can attempt to secure better prices than might be available when it intends to buy securities through the purchase of futures contracts. Similarly, a Fund can sell futures contracts on a specified currency in an attempt to protect against a decline in the value of that currency and its portfolio securities denominated in that currency. A Fund can buy futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in that currency that the Fund has purchased or expects to buy.

Positions taken in the futures markets are not normally held to maturity, but are liquidated through offsetting transactions that may result in a profit or a loss. While the Funds' futures contracts on securities and currencies will usually be liquidated in this manner, the Funds may instead make or take delivery of the underlying securities or currencies whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

To the extent a Fund enters into a futures contract, it will deposit in a segregated account with its custodian bank cash or U.S. Treasury obligations equal to a specified percentage of the value of the futures contract (the initial margin), as required by the relevant contract market and futures commission merchant. The futures contract will be marked-to-market daily. Should the value of the futures contract decline relative to the Fund's position, the Fund, if required by law, will pay the futures commission merchant an amount equal to the change in value.


FINANCIAL FUTURES CONTRACTS - GENERAL. Although financial futures contracts by their terms call for the actual delivery or acquisition of securities, or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or cash. A contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical financial futures contract calling for delivery in the same month. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or cash. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Funds will incur brokerage fees when they buy or sell financial futures contracts.


EQUITY SECURITIES The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have greater or lesser voting rights. Equity securities may also include convertible securities, warrants, or rights. Warrants or rights give the holder the right to purchase a common stock at a given time for a specified price.

FOREIGN SECURITIES The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in a Fund. These risks can be significantly greater for investments in emerging markets. Investments in depositary receipts also involve some or all of the risks described below.

The political, economic, and social structures of some countries in which the Funds invest may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets, and punitive taxes.

There may be less publicly available information about a foreign company or government than about a U.S. company or public entity. Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing, and financial reporting standards and may have less government supervision of financial markets. Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Transaction costs on foreign securities markets are generally higher than in the U.S. The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The Funds may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

The Funds' management endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies that would prevent a Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization, or confiscatory taxation, withholding, and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could affect investments in securities of issuers in foreign nations.

The Funds may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations, and by indigenous economic and political developments. Some countries in which the Fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded.

CURRENCY. Some of the Fund's investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars.

EURO. On January 1, 1999, the European Economic and Monetary Union (EMU) introduced a new single currency called the euro. By July 1, 2002, the euro, which will be implemented in stages, will have replaced the national currencies of the following member countries: Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.


Currently, the exchange rate of the currencies of each of these countries is fixed to the euro. The euro trades on currency exchanges and is available for non-cash transactions. The participating countries currently issue sovereign debt exclusively in the euro. By July 1, 2002, euro-denominated bills and coins will replace the bills and coins of the above countries.


The new European Central Bank has control over each country's monetary policies. Therefore, the participating countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.


The change to the euro as a single currency is new and untested. It is not possible to predict the impact of the euro on currency values or on the business or financial condition of European countries and issuers, and issuers in other regions, whose securities the Fund may hold, or the impact, if any, on Fund performance. In the first two years of the euro's existence, the exchange rates of the euro versus many of the world's major currencies steadily declined. In this environment, U.S. and other foreign investors experienced erosion of their investment returns on their euro-denominated securities. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets, but the impact of those changes cannot be assessed at this time.


AMERICAN DEPOSITARY RECEIPTS (ADRS). European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) of non-U.S. issuers are interests in a pool of non-U.S. company's securities that have been deposited with a bank or trust company. The bank or trust company then sells interests in the pool to investors in the form of depositary receipts. Depositary receipts can be unsponsored or sponsored by the issuer of the underlying securities or by the issuing bank or trust company.

ADRs are usually issued by an American bank or trust company and may be registered for use in U.S. securities markets. Foreign banks or trust companies also may issue them. The Funds consider investments in depositary receipts to be investments in the equity securities of the issuers into which the depositary receipts may be converted.

Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter. While ADRs do not eliminate all the risks associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, a Fund will avoid currency risks during the settlement period for either purchases or sales and certain foreign securities markets trading risks. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or on the Nasdaq. The information available for ADRs is subject to the accounting, auditing, and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

Depositary receipts may be issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs, and there may not be a correlation between such information and the market value of the depositary receipts.

HEALTH TECHNOLOGY COMPANIES The value of health technology companies may be affected by a variety of government actions. For example, the activities of some health technology companies may be funded or subsidized by federal and state governments. If government subsidies are discontinued, the profitability of these companies could be adversely affected. Stocks of these companies will be affected by government policies on health technology reimbursements, regulatory approval for new drugs and medical instruments, and similar matters. Health technology companies are also subject to legislative risk, which is the risk of a reform of the health technology system through legislation. Health technology companies may face lawsuits related to product liability issues. Also, many products and services provided by health technology companies are subject to rapid obsolescence. The value of an investment in a Fund may fluctuate significantly over relatively short periods of time.

ILLIQUID SECURITIES Each Fund's policy is not to invest more than 10% of its net assets in illiquid securities. Illiquid securities are generally any security that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them.

Each Fund does not consider securities that it acquires outside of the U.S. and that are publicly traded in the U.S. or on a foreign securities market to be illiquid assets if: (a) the Fund reasonably believes it can readily dispose of the securities for cash in the U.S. or foreign market, or (b) current market quotations are readily available. Each Fund will not acquire the securities of foreign issuers outside of the U.S. if, at the time of acquisition, the Fund has reason to believe that it could not resell the securities in a public trading market.


The Funds' board of trustees has authorized the Funds to invest in legally restricted securities (such as those issued pursuant to an exemption from the registration requirements of the federal securities laws) where such investments are consistent with a Fund's investment objective. To the extent the manager determines there is a liquid institutional or other market for these securities, the Fund considers them to be liquid securities. An example of these securities are restricted securities that may be freely transferred among qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended, and for which a liquid institutional market has developed. The Funds' board of trustees will review any determination by the manager to treat a restricted security as a liquid security on an ongoing basis, including the manager's assessment of current trading activity and the availability of reliable price information. In determining whether a restricted security is properly considered a liquid security, the manager and the Funds' board of trustees will take into account the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent a Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund may increase if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.


The sale of restricted or illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the OTC markets. Restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.

144A SECURITIES. Subject to its liquidity limitation, each Fund may invest in certain unregistered securities which may be sold under Rule 144A of the Securities Act of 1933 (144A securities). Due to changing market or other factors, 144A securities may be subject to a greater possibility of becoming illiquid than securities that have been registered with the SEC for sale. In addition, a Fund's purchase of 144A securities may increase the level of the security's illiquidity, as some institutional buyers may become uninterested in purchasing such securities after the Fund has purchased them.


LOANS OF PORTFOLIO SECURITIES To generate additional income, each Fund may lend certain of its portfolio securities to qualified banks and broker-dealers. These loans may not exceed the following percentages of the value of the Fund's total assets, measured at the time of the most recent loan: Aggressive Growth and Large Cap Funds, 33 1/3%; California Fund, 10%; and Small-Mid Cap Fund and Small Cap Fund II, 20%. For each loan, the borrower must maintain with the Fund's custodian collateral (consisting of any combination of cash, securities issued by the U.S. government and its agencies and instrumentalities, or irrevocable letters of credit) with a value at least equal to 100% of the current market value of the loaned securities. A Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. A Fund also continues to receive any distributions paid on the loaned securities. A Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.


Where voting rights with respect to the loaned securities pass with the lending of the securities, the manager intends to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the manager has knowledge that, in its opinion, a material event affecting the loaned securities will occur or the manager otherwise believes it necessary to vote. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. A Fund will loan its securities only to parties who meet creditworthiness standards approved by the Fund's board of trustees, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the loan.

LOWER-RATED SECURITIES Although they may offer higher yields than do higher rated securities, low rated and unrated debt securities generally involve greater volatility of price and risk to principal and income, including the possibility of default by, or bankruptcy of the issuers of the securities. In addition, the markets in which low rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish a Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low rated or unrated debt securities may also make it more difficult for a Fund to obtain accurate market quotations for the purposes of valuing the Fund's portfolio. Market quotations are generally available on many low rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities. The ability of a Fund to achieve its investment goal may, to the extent of investment in low rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were invested in higher rated securities.

Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek recovery.

PRIVATE INVESTMENTS Consistent with their respective investment goals and policies, each Fund may from time to time make private investments in companies whose securities are not publicly traded, including late stage private placements. These investments typically will take the form of letter stock or convertible preferred stock. Because these securities are not publicly traded, there is no secondary market for the securities. Each Fund will treat these securities as illiquid.

Late stage private placements are sales of securities made in non-public, unregistered transactions shortly before a company expects to go public. The Fund may make such investments in order to participate in companies whose initial public offerings are expected to be "hot" issues. There is no public market for shares sold in these private placements and it is possible that initial public offerings will never be completed. Moreover, even after an initial public offering, there may be a limited trading market for the securities or the Fund may be subject to contractual limitations on its ability to sell the shares.

REAL ESTATE SECURITIES Investments in real estate securities are subject to the risks associated with the real estate industry. Economic, regulatory, and social factors that affect the value of real estate will affect the value of real estate securities. These factors include overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, variations in rental income, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates. REITs are subject to risks related to the skill of their management, changes in value of the properties the REITs own, the quality of any credit extended by the REITs, and general economic and other factors.


REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS Each Fund generally will have a portion of its assets in cash or cash equivalents for a variety of reasons, including waiting for a suitable investment opportunity or taking a defensive position. To earn income on this portion of its assets, the Fund may enter into repurchase agreements. Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund's custodian securities with an initial market value of at least 102% of the dollar amount invested by the Fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.


Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Fund's ability to sell the underlying securities. The Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.


The Small-Mid Cap Fund and Small Cap Fund II may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, these Funds agree to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment. Each Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of the Fund's obligation under the agreement, including accrued interest, in a segregated account with the Fund's custodian bank. The securities subject to the reverse repurchase agreement will be marked-to-market daily. Although reverse repurchase agreements are borrowings under federal securities laws, the Small-Mid Cap Fund and Small Cap Fund II do not treat them as borrowings for purposes of its investment restrictions, provided the segregated account is properly maintained.


SECURITIES INDUSTRY RELATED INVESTMENTS To the extent it is consistent with their respective investment goals and certain limitations under the 1940 Act, the Funds may invest their assets in securities issued by companies engaged in securities related businesses, including companies that are securities brokers, dealers, underwriters or investment advisors. These companies are considered to be part of the financial services industry. Generally, under the 1940 Act, a Fund may not acquire a security or any interest in a securities related business to the extent such acquisition would result in the Fund acquiring in excess of 5% of a class of an issuer's outstanding equity securities or 10% of the outstanding principal amount of an issuer's debt securities, or investing more than 5% of the value of the Fund's total assets in securities of the issuer. In addition, any equity security of a securities-related business must be a marginable security under Federal Reserve Board regulations and any debt security of a securities-related business must be investment grade as determined by the Board. The Funds do not believe that these limitations will impede the attainment of their investment goals.


SMALL AND MID-CAP COMPANIES Market capitalization is defined as the total market value of a company's outstanding stock. Small cap companies generally have market capitalization of up to $1.5 billion at the time of the Fund's investment. The Small-Mid Cap Fund and Small Cap Fund II define small cap companies as those companies with market cap values not exceeding: (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase. That index consists of 2,000 small companies that have publicly traded securities. Mid-cap companies are those companies with market cap values not exceeding $8.5 billion at the time of the Fund's investment.


Small cap companies are often overlooked by investors or undervalued in relation to their earnings power. Because small cap companies generally are not as well known to the investing public and have less of an investor following than larger companies, they may provide greater opportunities for long-term capital growth as a result of inefficiencies in the marketplace. These companies may be undervalued because they are part of an industry that is out of favor with investors, although the individual companies may have high rates of earnings growth and be financially sound.

Mid-cap companies may offer greater potential for capital appreciation than larger companies, because mid-cap companies are often growing more rapidly than larger companies, but tend to be more stable and established than small cap or emerging companies.


TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of a Fund's assets in a temporary defensive manner or hold a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the securities in which a Fund normally invests, or economies of the countries where a Fund invests.

Temporary defensive investments generally may include high-grade commercial paper, repurchase agreements, and other money market equivalents. To the extent allowed by exemptions granted under the 1940 Act, and a Fund's other investment policies and restrictions, the manager also may invest a Fund's assets in shares of one or more money market funds managed by the manager or its affiliates. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

UNSEASONED COMPANIES To the extent that a Fund may invest in smaller capitalization companies or other companies, it may have significant investments in relatively new or unseasoned companies that are in their early stages of development, or in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies. Any investments in these types of companies, however, will be limited in the case of issuers that have less than three years continuous operation, including the operations of any predecessor companies, to no more than 5% of the California Fund's total assets and to no more than 10% of the Small-Mid Cap Fund and Small Cap Fund II's net assets.


OFFICERS AND TRUSTEES
-------------------------------------------------------------------------------

Franklin Strategic Series (the Trust) has a board of trustees. The board is responsible for the overall management of the Trust, including general supervision and review of each Fund's investment activities. The board, in turn, elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. The board also monitors each Fund to ensure no material conflicts exist among share classes. While none is expected, the board will act appropriately to resolve any material conflict that may arise.

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, and principal occupations during the past five years are shown below.


Frank H. Abbott, III (80)
1045 Sansome Street, San Francisco, CA 94111
TRUSTEE

President and Director, Abbott Corporation (an investment company); director or trustee, as the case may be, of 28 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).

Harris J. Ashton (69)
191 Clapboard Ridge Road, Greenwich, CT 06830
TRUSTEE

Director, RBC Holdings, Inc. (bank holding company) and Bar-S Foods (meat packing company); director or trustee, as the case may be, of 48 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

*Harmon E. Burns (56)
One Franklin Parkway, San Mateo, CA 94403-1906
VICE PRESIDENT AND TRUSTEE

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton
Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments.

S. Joseph Fortunato (69)
Park Avenue at Morris County, P.O. Box 1945
Morristown, NJ 07962-1945
TRUSTEE

Member of the law firm of Pitney, Hardin, Kipp & Szuch; and director or trustee, as the case may be, of 49 of the investment companies in Franklin Templeton Investments.

Edith E. Holiday (49)
3239 38th Street, N.W., Washington, DC 20016
TRUSTEE

Director, Amerada Hess Corporation (exploration and refining of oil and gas) (1993-present), Hercules Incorporated (chemicals, fibers and resins) (1993-present), Beverly Enterprises, Inc. (health care) (1995-present), H.J. Heinz Company (processed foods and allied products) (1994-present) and RTI International Metals, Inc. (manufacture and distribution of titanium) (1999-present); director or trustee, as the case may be, of 28 of the investment companies in Franklin Templeton Investments; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993), General Counsel to the United States Treasury Department (1989-1990), and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).

*Charles B. Johnson (68)
One Franklin Parkway, San Mateo, CA 94403-1906
CHAIRMAN OF THE BOARD AND TRUSTEE

Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton Distributors, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.

*Rupert H. Johnson, Jr. (61)
One Franklin Parkway, San Mateo, CA 94403-1906
PRESIDENT AND TRUSTEE

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton
Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments.

Frank W.T. LaHaye (72)
20833 Stevens Creek Blvd., Suite 102, Cupertino, CA 95014
TRUSTEE

President, Las Olas (Asset Management); Director, The California Center for Land Recycling (redevelopment); director or trustee, as the case may be, of 28 of the investment companies in Franklin Templeton Investments; and formerly, Chairman, Peregrine Venture Management Company (venture capital); General Partner, Miller & LaHaye and Peregrine Associates, the general partners of Peregrine Venture funds.

Gordon S. Macklin (73)
8212 Burning Tree Road, Bethesda, MD 20817
TRUSTEE

Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); Director, Martek Biosciences Corporation, WorldCom, Inc. (communications services), MedImmune, Inc. (biotechnology), Overstock.com (Internet services), and Spacehab, Inc. (aerospace services); director or trustee, as the case may be, of 48 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chairman, White River Corporation (financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992), and President, National Association of Securities Dealers, Inc. (until 1987).

Martin L. Flanagan (41)
One Franklin Parkway, San Mateo, CA 94403-1906
VICE PRESIDENT AND CHIEF FINANCIAL OFFICER

President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin Resources, Inc.; President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC; Executive Vice President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 51 of the investment companies in Franklin Templeton Investments.

David P. Goss (54)
One Franklin Parkway, San Mateo, CA 94403-1906
VICE PRESIDENT

Associate General Counsel, Franklin Templeton Investments; President, Chief Executive Officer and Director, Property Resources, Inc. and Franklin Properties, Inc.; officer and director of some of the other subsidiaries of Franklin Resources, Inc.; officer of 52 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Director, Franklin Real Estate Income Fund and Franklin Advantage Real Estate Income Fund (until 1996), Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust(until 2000).

Barbara J. Green (53)
One Franklin Parkway, San Mateo, CA 94403-1906
VICE PRESIDENT

Vice President and Deputy General Counsel, Franklin Resources, Inc.; Senior Vice President, Templeton Worldwide, Inc.; officer of 52 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995), Attorney, Rogers & Wells (until 1986), and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).

Edward B. Jamieson (53)
One Franklin Parkway, San Mateo, CA 94403-1906
VICE PRESIDENT

Executive Vice President and Portfolio Manager, Franklin Advisers, Inc.; officer of other subsidiaries of Franklin Resources, Inc.; and officer and trustee of five of the investment companies in Franklin Templeton Investments.

Charles E. Johnson (45)
One Franklin Parkway, San Mateo, CA 94403-1906
VICE PRESIDENT

President, Member - Office of the President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc. and Franklin Advisers, Inc.; Chairman of the Board and President, Franklin Investment Advisory Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 33 of the investment companies in Franklin Templeton Investments.

Edward V. McVey (64)
One Franklin Parkway, San Mateo, CA 94403-1906
VICE PRESIDENT

Senior Vice President, Franklin Templeton Distributors, Inc.; officer of one of the other subsidiaries of Franklin Resources, Inc. and of 29 of the investment companies in Franklin Templeton Investments.

Christopher J. Molumphy (39)
One Franklin Parkway, San Mateo, CA 94403-1906
VICE PRESIDENT

Executive Vice President, Franklin Advisers, Inc. and officer of one of the investment companies in Franklin Templeton Investments.

Kimberley Monasterio (37)
One Franklin Parkway, San Mateo, CA 94403-1906
TREASURER AND PRINCIPAL ACCOUNTING OFFICER

Senior Vice President, Franklin Templeton Services, LLC; and officer of 33 of the investment companies in Franklin Templeton Investments.

Murray L. Simpson (64)
One Franklin Parkway, San Mateo, CA 94403-1906
VICE PRESIDENT AND SECRETARY

Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 52 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000) and Director, Templeton Asset Management Ltd. (until 1999).


*This board member is considered an "interested person" under federal securities laws.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.


The Trust pays noninterested board members $2,025 for each of the Trust's eight regularly scheduled meetings plus $1,350 per meeting attended. Board members who serve on the audit committee of the Trust and other funds in Franklin Templeton Investments receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the Trust. Members of a committee are not compensated for any committee meeting held on the day of a board meeting. Noninterested board members also may serve as directors or trustees of other funds in Franklin Templeton Investments and may receive fees from these funds for their services. The fees payable to noninterested board members by the Trust are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within Franklin Templeton Investments. The following table provides the total fees paid to noninterested board members by the Trust and by Franklin Templeton Investments.


                                       TOTAL FEES        NUMBER OF
                      TOTAL FEES     RECEIVED FROM       BOARDS IN
                       RECEIVED        FRANKLIN          TEMPLETON
                       FROM THE        TEMPLETON        INVESTMENTS
                        TRUST/1       INVESTMENTS/2      ON WHICH
NAME                      ($)              ($)          EACH SERVES/3
-----------------------------------------------------------------------
Frank H. Abbott         18,009          156,953             28
Harris J. Ashton        19,742          359,404             48
S. Joseph Fortunato     18,434          359,629             49
Edith E. Holiday        24,750          248,305             28
Frank W.T. LaHaye       19,059          165,529             28
Gordon S. Macklin       19,742          359,504             48

---------

1. For the fiscal year ended April 30, 2001.
2. For the calendar year ended December 31, 2000.
3. We base the number of boards on the number of registered investment companies in Franklin Templeton Investments. This number does not include the total number of series or funds within each investment company for which the board members are responsible. Franklin Templeton Investments currently includes 52 registered investment companies, with approximately 156 U.S. based funds or series.
---------

Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in Franklin Templeton Investments for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in Franklin Templeton Investments. Certain officers or board members who are shareholders of Franklin Resources, Inc. (Resources) may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.


Board members historically have followed a policy of having substantial investments in one or more of the funds in Franklin Templeton Investments, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

MANAGEMENT AND OTHER SERVICES
-------------------------------------------------------------------------------

MANAGER AND SERVICES PROVIDED Each Fund's manager is Franklin Advisers, LLC (Advisers). The manager is a wholly owned subsidiary of Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.


The manager provides investment research and portfolio management services, and selects the securities for each Fund to buy, hold or sell. The manager also selects the brokers who execute the Funds' portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the Funds, the manager and its officers, directors and employees are covered by fidelity insurance.

The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of each Fund. Similarly, with respect to each Fund, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the Fund or other funds it manages.

The Funds, their manager and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for a Fund or that are currently held by a Fund, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Funds, their manager and principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the U.S. Securities and Exchange Commission (SEC).


MANAGEMENT FEES The Aggressive Growth Fund and Large Cap Fund pay the manager a fee equal to an annual rate of:

o   0.50% of the value of net assets up to and including $500 million;
o 0.40% of the value of net assets over $500 million up to and including $1 billion;
o 0.35% of the value of net assets over $1 billion up to and including $1.5 billion;
o 0.30% of the value of net assets over $1.5 billion up to and including $6.5 billion;
o 0.275% of the value of net assets over $6.5 billion up to and including $11.5 billion;
o 0.25% of the value of net assets over $11.5 billion up to and including $16.5 billion;
o 0.24% of the value of net assets over $16.5 billion up to and including $19 billion;
o 0.23% of the value of net assets over $19 billion up to and including $21.5 billion; and
o   0.22% of the value of net assets in excess of $21.5 billion.

The California Fund and Small-Mid Cap Fund pay the manager a fee equal to an annual rate of:


o 0.625 of 1% of the value of average daily net assets of the Fund up to and including $100 million;
o 0.50 of 1% of the value of average daily net assets over $100 million, up to and including $250 million;
o 0.45 of 1% of the value of average daily net assets over $250 million up to and including $10 billion;
o 0.44 of 1% of the value of average daily net assets over $10 billion up to and including $12.5 billion;
o 0.42 of 1% of the value of average daily net assets over $12.5 billion up to and including $15 billion; and
o   0.40 of 1% of the value of average daily net assets over $15 billion.


The Small Cap Fund II pays the manager a fee equal to an annual rate of:

o   0.550% of the value of net assets up to and including $500 million;
o 0.450% of the value of net assets over $500 million up to and including $1 billion;
o 0.400% of the value of net assets over $1 billion up to and including $1.5 billion;
o 0.350% of the value of net assets over $1.5 billion up to and including $6.5 billion;
o 0.325% of the value of net assets over $6.5 billion up to and including $11.5 billion;
o 0.300% of the value of net assets over $11.5 billion up to and including $16.5 billion;
o 0.290% of the value of net assets over $16.5 billion up to and including $19 billion;
o 0.280% of the value of net assets over $19 billion up to and including $21.5 billion; and
o   0.270% of the value of net assets in excess of $21.5 billion.


The fee is computed at the close of business on the last business day of each month according to the terms of the management agreement. Each class of a Fund's shares pays its proportionate share of the fee.

For the last three fiscal years ended April 30, the Funds paid the following management fees:

                                   MANAGEMENT FEES PAID ($)
                                --------------------------------------
                                 2001           2000            1999
-------------------------------------------------------------------------------
Aggressive Growth Fund/1      1,564,621        510,967           N/A
California Fund/2            11,733,506      7,117,085       4,066,764
Large Cap Fund/3                654,952        173,892           N/A
Small-Mid Cap Fund           59,688,107     39,226,727      20,630,510
Small Cap Fund II/4           1,990,018          N/A             N/A

---------

1. For the fiscal years ended April 30, 2001 and 2000, management fees, before any advance waiver, totaled $1,652,909 and $548,160 respectively. Under an agreement by the manager to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid the management fees shown.
2. For the fiscal years ended April 30, 2001 and 2000, management fees, before any advance waiver, totaled $12,399,385 and $7,499,608 respectively. Under an agreement by the manager to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid the management fees shown.
3. For the fiscal years ended April 30, 2001 and 2000, management fees, before any advance waiver, totaled $695,727 and $184,206 respectively. Under an agreement by the manager to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid the management fees shown.
4. For the fiscal year ended April 30, 2001, management fees, before any advance waiver, totaled $2,187,875. Under an agreement by the manager to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid the management fees shown.
---------

ADMINISTRATOR AND SERVICES PROVIDED Franklin Templeton Services, LLC (FT Services) has an agreement with the manager to provide certain administrative services and facilities for the California Fund and Small-Mid Cap Fund. FT Services has an agreement with the Aggressive Growth Fund, Large Cap Fund and Small Cap Fund II to provide certain administrative services and facilities for each Fund. FT Services is wholly owned by Resources and is an affiliate of each Fund's manager and principal underwriter.


The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.

ADMINISTRATION FEES The Aggressive Growth Fund, Large Cap Fund and Small Cap Fund II pay FT Services a monthly fee equal to an annual rate of 0.20% of each Fund's average daily net assets.

During the last three fiscal years ended April 30, the Funds paid FT Services the following administration fees:

                                 ADMINISTRATION FEES PAID ($)
                              ---------------------------------------
                                2001            2000           1999
-------------------------------------------------------------------------------
Aggressive Growth Fund/1       339,696        171,413          N/A
Large Cap Fund/2               249,846         13,057          N/A
Small Cap II                   816,109          N/A            N/A

---------

1. For the fiscal years ended April 30, 2001 and 2000, administration fees, before any advance waiver, totaled $661,163 and $219,264 respectively.
2. For the fiscal years ended April 30, 2001 and 2000, administration fees, before any advance waiver, totaled $278,291 and $73,682 respectively.
---------

For the California Fund and Small-Mid Cap Fund the manager pays FT Services a monthly fee equal to an annual rate of:


o   0.15% of each Fund's average daily net assets up to $200 million;

o   0.135% of average daily net assets over $200 million up to $700 million;

o   0.10% of average daily net assets over $700 million up to $1.2 billion;
    and

o   0.075% of average daily net assets over $1.2 billion.

During the last three fiscal years ended April 30, the manager paid FT Services the following administration fees:

                                 ADMINISTRATION FEES PAID ($)
                             -------------------------------------
                             2001            2000           1999
--------------------------------------------------------------------------------
California Fund            2,598,709      1,764,228      1,124,899
Small-Mid Cap Fund        10,578,704      7,115,279      3,971,753


SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin Templeton Investor Services, LLC (Investor Services) is each Fund's shareholder servicing agent and acts as the Funds' transfer agent and dividend-paying agent. Investor Services is located at One Franklin Parkway, San Mateo, CA 94403-1906. Please send all correspondence to Investor Services to P.O. Box 997151, Sacramento, CA 95899-9983.


For its services, Investor Services receives a fixed fee per account. Each Fund also will reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the Funds. The amount of reimbursements for these services per benefit plan participant Fund account per year will not exceed the per account fee payable by the Fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN Bank of New York, Mutual Funds Division,
90 Washington Street, New York, NY 10286, acts as custodian of each Fund's securities and other assets.


AUDITOR PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA 94105, is the Funds' independent auditor. The auditor gives an opinion on the financial statements included in the Funds' Annual Report to Shareholders and reviews the Trust's registration statement filed with the SEC.


PORTFOLIO TRANSACTIONS
-------------------------------------------------------------------------------

The manager selects brokers and dealers to execute the Funds' portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the board may give.


When placing a portfolio transaction, the manager seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid is negotiated between the manager and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. The manager will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless the manager believes that trading on a principal basis will not provide best execution. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.


The manager may pay certain brokers commissions that are higher than those another broker may charge, if the manager determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or the manager's overall responsibilities to client accounts over which it exercises investment discretion. The services that brokers may provide to the manager include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the manager in carrying out its investment advisory responsibilities. These services may not always directly benefit the Funds. They must, however, be of value to the manager in carrying out its overall responsibilities to its clients.

It is not possible to place a dollar value on the special executions or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Funds' officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in Franklin Templeton Investments, also may be considered a factor in the selection of broker-dealers to execute the Funds' portfolio transactions.

Because Franklin Templeton Distributors, Inc. (Distributors) is a member of the National Association of Securities Dealers, Inc., it may sometimes receive certain fees when the Funds tender portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of the Funds, any portfolio securities tendered by a Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to the manager will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of the Funds and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Funds are concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Funds.

During the last three fiscal years ended April 30, the Funds paid the following brokerage commissions:

                             BROKERAGE COMMISSIONS PAID ($)
                             ------------------------------
                             2001           2000            1999
--------------------------------------------------------------------------------
Aggressive Growth Fund      386,662        117,537           N/A
California Fund           1,214,445      1,035,355         616,109
Large Cap Fund              245,172         68,920           N/A
Small-Mid Cap Fund        5,273,626      3,322,432       2,187,594
Small Cap Fund II           795,428          N/A             N/A


For the fiscal year ended April 30, 2001, the Funds paid brokerage commissions from aggregate portfolio transactions to brokers who provided research services as follows:


                                                     AGGREGATE
                                    BROKERAGE        PORTFOLIO
                                   COMMISSIONS      TRANSACTIONS
                                       ($)              ($)
--------------------------------------------------------------------------------
Aggressive Growth Fund               263,375        183,921,800
California Fund                      825,886        529,078,929
Large Cap Fund                       134,397        112,715,093
Small-Mid Cap Fund                 3,962,669      1,923,820,281
Small Cap Fund II                    672,253        297,231,041
-------------------------------------------------------------------


As of April 30, 2001, the California Growth Fund owned securities issued by Charles Schwab & Co., Inc. valued in the aggregate at $19,800,000 and the Large Cap Fund owned securities issued by Goldman Sachs & Company valued in the aggregate at $1,348,000 and J.P. Morgan Securities Inc. valued in the aggregate at $988,000. Except as noted, the Funds did not own any securities issued by their regular broker-dealers as of the end of the fiscal year.


Because the Funds may, from time to time, invest in broker-dealers, it is possible that the Funds will own more than 5% of the voting securities of one or more broker-dealers through whom each Fund places portfolio brokerage transactions. In such circumstances, the broker-dealer would be considered an affiliated person of the Funds. To the extent the Funds place brokerage transactions through such a broker-dealer at a time when the broker-dealer is considered to be an affiliate of the Funds, the Funds will be required to adhere to certain rules relating to the payment of commissions to an affiliated broker-dealer. These rules require the Funds to adhere to procedures adopted by the board relating to ensuring that the commissions paid to such broker-dealers do not exceed what would otherwise be the usual and customary brokerage commissions for similar transactions.

DISTRIBUTIONS AND TAXES
-------------------------------------------------------------------------------


2001 TAX ACT On June 7, 2001, President Bush signed into law the Economic Growth and Tax Relief Reconciliation Act of 2001 (Tax Act). The Tax Act includes provisions that significantly reduce individual income tax rates, provide for marriage penalty relief, eliminate current phase-outs of the standard deduction and personal exemptions, provide for additional savings incentives for individuals (generally by increasing the maximum annual contribution limits applicable to retirement and education savings programs), and provide for limited estate, gift and generation-skipping tax relief. While these provisions have an important tax impact on individual investors in a Fund, their impact on the Fund itself are limited (as discussed in the paragraphs to follow).

MULTICLASS DISTRIBUTIONS Each Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes.

DISTRIBUTIONS OF NET INVESTMENT INCOME Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends a Fund pays are taxable to you as ordinary income.

DISTRIBUTIONS OF CAPITAL GAINS
CAPITAL GAIN DISTRIBUTIONS. A Fund may realize capital gains and losses on the sale or other disposition of its portfolio securities. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in the Fund. Any net capital gains realized by a Fund generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

TAXATION OF FIVE YEAR GAINS.

o SHAREHOLDERS IN THE 10 AND 15% FEDERAL BRACKETS. If you are in the 10 or 15% individual income tax bracket, capital gain distributions are generally subject to a maximum rate of tax of 10%. However, if you receive distributions from a Fund's sale of securities held for more than five years, these gains are subject to a maximum rate of tax of 8%. Each Fund will inform you in January of the portion of any capital gain distributions you received for the previous year that were five year gains qualifying for this reduced tax rate.

o SHAREHOLDERS IN HIGHER FEDERAL BRACKETS. If you are in a higher individual income tax bracket (for example, the 25, 28, 33 or 35% bracket when these brackets are fully phased-in in the year 2006), capital gain distributions are generally subject to a maximum rate of tax of 20%. BEGINNING IN THE YEAR 2006, any distributions from a Fund's sale of securities purchased after January 1, 2001 and held for more than five years will be subject to a maximum rate of tax of 18%.

INVESTMENTS IN FOREIGN SECURITIES The next three paragraphs describe tax considerations that are applicable to funds that invest in foreign securities.

EFFECT OF FOREIGN WITHHOLDING TAXES. A Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund's income dividends paid to you.

EFFECT OF FOREIGN DEBT INVESTMENTS AND HEDGING ON DISTRIBUTIONS. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.

PFIC SECURITIES. A Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). When investing in PFIC securities, each Fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold the securities.

INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS Each Fund will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY With the exception of the Small Cap Fund II, each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (Code), has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. The Small Cap Growth Fund II intends to qualify and elect to be treated as a regulated investment company under the Code for its first fiscal year ended April 30, 2001. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.


EXCISE TAX DISTRIBUTION REQUIREMENTS To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

o   98% of its taxable ordinary income earned during the calendar year;

o 98% of its capital gain net income earned during the twelve month period ending October 31; and


o 100% of any undistributed amounts of these categories of income or gain from the prior year.


Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION OF FUND SHARES


REDEMPTIONS. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Franklin Templeton fund, the IRS requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

TAXATION OF FIVE YEAR GAINS.

o SHAREHOLDERS IN THE 10 AND 15% FEDERAL BRACKETS. If you are in the 10 or 15% individual income tax bracket, gains from the sale of your Fund shares are generally subject to a maximum rate of tax of 10%. However, if you have held your shares for more than five years, these gains are subject to a maximum rate of tax of 8%.

o SHAREHOLDERS IN HIGHER FEDERAL BRACKETS. If you are in a higher individual income tax bracket (for example, the 25, 28, 33 or 35% bracket when these brackets are fully phased-in in the year 2006), gains from the sale of your Fund shares are generally subject to a maximum rate of tax of 20%. BEGINNING IN THE YEAR 2006, any gains from the sale of Fund shares purchased after January 1, 2001, and held for more than five years will be subject to a maximum rate of tax of 18%. You may, however, elect to mark your Fund shares to market as of January 2, 2001. If you make this election, any Fund shares that you acquired before this date will also be eligible for the 18% maximum rate of tax, beginning in 2006. However, in making the election, you are required to pay a tax on any appreciation in the value of your Fund shares as of January 2, 2001, and to restart your holding period in the shares as of that date. The election does not apply to any Fund shares redeemed on or before January 2, 2002.

REDEMPTIONS AT A LOSS WITHIN SIX MONTHS OF PURCHASE. Any loss incurred on the redemption or exchange of shares held for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on those shares.

WASH SALES. All or a portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

DEFERRAL OF BASIS. If you redeem some or all of your shares in a Fund, and then reinvest the redemption proceeds in the Fund or in another Franklin Templeton fund within 90 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. In reporting any gain or loss on your redemption, all or a portion of the sales charge that you paid for your original shares in the Fund is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

U.S. GOVERNMENT SECURITIES The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to mutual fund dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association
(FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS For corporate shareholders, it is anticipated that all or a portion of the dividends paid by your Fund will qualify for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay. The dividends-received deduction is available only with respect to dividends designated by the Fund as qualifying for this treatment. Qualifying dividends generally are limited to dividends of domestic corporations. All dividends (including the deducted portion) are included in your calculation of alternative minimum taxable income.

INVESTMENT IN COMPLEX SECURITIES Each Fund may invest in complex securities that could require it to adjust the amount, timing and/or tax character (ordinary or capital) of gains and losses it recognizes on its investments in complex securities. This, in turn, could affect the amount, timing and/or tax character of income distributed to you. For example,

DERIVATIVES. Each Fund (except the California Fund) is permitted to invest in certain options, futures contracts or foreign currency contracts. The California Fund is permitted to invest in certain options and financial futures contracts, including securities index futures and options on securities index futures. If a Fund makes these investments, it could be required to mark-to-market these contracts and realize any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, the Fund would also be required to mark-to-market these contracts annually as of October 31 (for capital gain net income) and December 31 (for taxable ordinary income), and to realize and distribute any resulting income and gains.

CONSTRUCTIVE SALES. A Fund's entry into an option or other contract could be treated as the "constructive sale" of an "appreciated financial position", causing it to realize gain, but not loss, on the position.

TAX STRADDLES. A Fund's investment in options, futures or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If the Fund's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax "straddle" or to hold a "successor position" that would require any loss realized by it to be deferred for tax purposes. Under proposed regulations issued by the Internal Revenue Service, securities acquired as part of a "hedging transaction" may not be treated as a capital asset, and any gain or loss on the sale of these securities may be treated as ordinary income (rather than capital gain) or loss. These regulations, if ultimately adopted and deemed applicable to a Fund, could apply to any offsetting positions entered into by the Fund to reduce its risk of loss.

ENHANCED CONVERTIBLE SECURITIES. The California Fund, Small-Mid Cap Fund and Small Cap Fund II are permitted to invest in enhanced convertible preferred securities (i.e., convertible securities restructured to offer enhanced convertibility and/or yield characteristics). Even though these investments are economically equivalent to traditional convertible securities, each security forming part of such an investment is analyzed separately, and the tax consequences of an investment in the component parts of an enhanced convertible security could differ from those of an investment in a traditional convertible security.

SECURITIES PURCHASED AT DISCOUNT. Each Fund is permitted to invest in securities issued or purchased at a discount that could require it to accrue and distribute income not yet received. If a Fund invests in these securities, it could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

EACH OF THESE INVESTMENTS BY A FUND IN COMPLEX SECURITIES IS SUBJECT TO SPECIAL TAX RULES THAT COULD AFFECT THE AMOUNT, TIMING AND/OR TAX CHARACTER OF INCOME REALIZED BY A FUND AND DISTRIBUTED TO YOU.


ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS
-------------------------------------------------------------------------------

Each Fund, except the California Fund, is a diversified series of Franklin Strategic Series, an open-end management investment company, commonly called a mutual fund. The California Fund is a nondiversified series of Franklin Strategic Series. The Trust was organized as a Delaware business trust on January 25, 1991, and is registered with the SEC.

The Aggressive Growth Fund, Large Cap Fund and Small Cap Fund II currently offer four classes of shares, Class A, Class B, Class C and Advisor Class. Each Fund may offer additional classes of shares in the future. The full title of each class of each Fund is:

o     Franklin Aggressive Growth Fund - Class A
o     Franklin Aggressive Growth Fund - Class B
o     Franklin Aggressive Growth Fund - Class C
o     Franklin Aggressive Growth Fund - Advisor Class

o     Franklin Large Cap Growth Fund - Class A
o     Franklin Large Cap Growth Fund - Class B
o     Franklin Large Cap Growth Fund - Class C
o     Franklin Large Cap Growth Fund - Advisor Class

o     Franklin Small Cap Growth Fund II - Class A
o     Franklin Small Cap Growth Fund II - Class B
o     Franklin Small Cap Growth Fund II - Class C
o     Franklin Small Cap Growth Fund II - Advisor Class


The California Fund currently offers three classes of shares, Class A, Class B and Class C. The Fund may offer additional classes of shares in the future. The full title of each class is:


o     Franklin California Growth Fund - Class A
o     Franklin California Growth Fund - Class B
o     Franklin California Growth Fund - Class C


Before September 1, 2001, the Small-Mid Cap Fund was named the Franklin Small Cap Growth Fund I. On that date, the Fund's investment objective and various investment policies were changed. Consistent with these changes, the Fund's name was changed to the Franklin Small-Mid Cap Growth Fund.

The Small-Mid Cap Fund currently offers three classes of shares, Class A, Class C and Advisor Class. The Fund may offer additional classes of shares in the future. The full title of each class is:

o     Franklin Small-Mid Cap Growth Fund - Class A
o     Franklin Small-Mid Cap Growth Fund - Class C
o     Franklin Small-Mid Cap Growth Fund - Advisor Class


Shares of each class represent proportionate interests in each Fund's assets. On matters that affect each Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Additional series may be offered in the future.

The Trust has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a board member. A special meeting also may be called by the board in its discretion.


As of August 1, 2001, the principal shareholders of the Funds, beneficial or of record, were:

NAME AND ADDRESS             SHARE CLASS  PERCENTAGE
                                              (%)
-------------------------------------------------------
AGGRESSIVE GROWTH FUND
FTB&T/1 TTEE for Defined
Contribution Services
Franklin Templeton 401k
P.O. Box 2438                  Advisor
Rancho Cordova, CA              Class        53.75
95741-2438

LARGE CAP FUND
F T Fund Allocator
Conservative Target Fund
c/o Fund Accounting Dept.
One Franklin Parkway,          Advisor
San Mateo, CA  94403-1906       Class         8.47

F T Fund Allocator
Growth Target Fund
c/o Fund Accounting Dept.
One Franklin Parkway,          Advisor
San Mateo, CA  94403-1906       Class        46.42

F T Fund Allocator
Moderate Target Fund
c/o Fund Accounting Dept.
One Franklin Parkway,          Advisor
San Mateo, CA  94403-1906       Class        27.48

FTB&T/1 TTEE for Defined
Contribution Services
Franklin Templeton 401k
P.O. Box 2438                  Advisor
Rancho Cordova, CA              Class        11.48
95741-2438

SMALL-MID CAP FUND
Fidelity Investments
Institutional Op Co
As Agent for All-Phase
Electric Supply Company
100 Magellan Way KWIC
Covington, KY  41015-1987      Class A        9.14

SMALL CAP FUND II
F T Fund Allocator
Growth Target Fund
c/o Fund Accounting Dept.
One Franklin Parkway,          Advisor
San Mateo, CA  94403-1906       Class        13.46

F T Fund Allocator
Moderate Target Fund
c/o Fund Accounting Dept.
One Franklin Parkway,          Advisor
San Mateo, CA  94403-1906       Class        10.73

Wilbranch Co
P.O. Box 2887                  Advisor
Wilson, NC 27894-2887           Class         6.62

Key Trust Company NA-Prism
Applied Industrial
Technologies Retirement
Savings Plan
4900 Tiedeman Rd.              Advisor
Brooklyn, OH 44144-2338         Class        12.05

---------
1. Franklin Templeton Bank & Trust (FTB&T) is a California corporation and is wholly owned by Franklin Resources, Inc.
---------

Note: Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and/or trustees of the Trust, serve on the administrative committee of the Franklin Templeton Profit Sharing 401(k) Plan, which owns shares of the Fund. In that capacity, they participate in the voting of such shares. Charles B. Johnson and Rupert H. Johnson, Jr. disclaim beneficial ownership of any share of the Fund owned by the Franklin Templeton Profit Sharing 401(k) Plan.

From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

As of August 1, 2001, the officers and board members, as a group, owned of record and beneficially 3.55% of Aggressive Growth Fund Advisor Class and less than 1% of the outstanding shares of the other Funds and classes. The board members may own shares in other funds in Franklin Templeton Investments.


BUYING AND SELLING SHARES
-------------------------------------------------------------------------------

The Funds continuously offer their shares through securities dealers who have an agreement with Franklin Templeton Distributors, Inc. (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the Funds may be required by state law to register as securities dealers.

For investors outside the U.S., the offering of Fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of a Fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Funds must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. We may deduct any applicable banking charges imposed by the bank from your account.

When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.

If you buy shares through the reinvestment of dividends, the shares will be purchased at the net asset value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

INITIAL SALES CHARGES The maximum initial sales charge is 5.75% for Class A and 1% for Class C. There is no initial sales charge for Class B.

The initial sales charge for Class A shares may be reduced for certain large purchases, as described in the prospectus. We offer several ways for you to combine your purchases in Franklin Templeton funds to take advantage of the lower sales charges for large purchases. Franklin Templeton funds include the U.S. registered mutual funds in the Franklin Templeton Investments except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund, Inc.

CUMULATIVE QUANTITY DISCOUNT. For purposes of calculating the sales charge on Class A shares, you may combine the amount of your current purchase with the cost or current value, whichever is higher, of your existing shares in Franklin Templeton funds. You also may combine the shares of your spouse, children under the age of 21 or grandchildren under the age of 21. If you are the sole owner of a company, you also may add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in Franklin Templeton funds to determine the sales charge that applies.

LETTER OF INTENT (LOI). You may buy Class A shares at a reduced sales charge by completing the letter of intent section of your account application. A letter of intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay. By completing the letter of intent section of the application, you acknowledge and agree to the following:

o You authorize Distributors to reserve 5% of your total intended purchase in Class A shares registered in your name until you fulfill your LOI. Your periodic statements will include the reserved shares in the total shares you own, and we will pay or reinvest dividend and capital gain distributions on the reserved shares according to the distribution option you have chosen.

o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the LOI.

o Although you may exchange your shares, you may not sell reserved shares until you complete the LOI or pay the higher sales charge.

After you file your LOI with the Fund, you may buy Class A shares at the sales charge applicable to the amount specified in your LOI. Sales charge reductions based on purchases in more than one Franklin Templeton fund will be effective only after notification to Distributors that the investment qualifies for a discount. Any Class A purchases you made within 90 days before you filed your LOI also may qualify for a retroactive reduction in the sales charge. If you file your LOI with the Fund before a change in the Fund's sales charge, you may complete the LOI at the lower of the new sales charge or the sales charge in effect when the LOI was filed.

Your holdings in Franklin Templeton funds acquired more than 90 days before you filed your LOI will be counted towards the completion of the LOI, but they will not be entitled to a retroactive reduction in the sales charge. Any redemptions you make during the 13 month period, except in the case of certain retirement plans, will be subtracted from the amount of the purchases for purposes of determining whether the terms of the LOI have been completed.

If the terms of your LOI are met, the reserved shares will be deposited to an account in your name or delivered to you or as you direct. If the amount of your total purchases, less redemptions, is more than the amount specified in your LOI and is an amount that would qualify for a further sales charge reduction, a retroactive price adjustment will be made by Distributors and the securities dealer through whom purchases were made. The price adjustment will be made on purchases made within 90 days before and on those made after you filed your LOI and will be applied towards the purchase of additional shares at the offering price applicable to a single purchase or the dollar amount of the total purchases.

If the amount of your total purchases, less redemptions, is less than the amount specified in your LOI, the sales charge will be adjusted upward, depending on the actual amount purchased (less redemptions) during the period. You will need to send Distributors an amount equal to the difference in the actual dollar amount of sales charge paid and the amount of sales charge that would have applied to the total purchases if the total of the purchases had been made at one time. Upon payment of this amount, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, we will redeem an appropriate number of reserved shares to realize the difference. If you redeem the total amount in your account before you fulfill your LOI, we will deduct the additional sales charge due from the sale proceeds and forward the balance to you.

For LOIs filed on behalf of certain retirement plans, the level and any reduction in sales charge for these plans will be based on actual plan participation and the projected investments in Franklin Templeton funds under the LOI. These plans are not subject to the requirement to reserve 5% of the total intended purchase or to the policy on upward adjustments in sales charges described above, or to any penalty as a result of the early termination of a plan, nor are these plans entitled to receive retroactive adjustments in price for investments made before executing the LOI.

GROUP PURCHASES. If you are a member of a qualified group, you may buy Class A shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.

A qualified group is one that:

o     Was formed at least six months ago,

o     Has a purpose other than buying Fund shares at a discount,

o     Has more than 10 members,

o     Can arrange for meetings between our representatives and group members,

o Agrees to include Franklin Templeton fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,

o Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.

A qualified group generally does not include a 403(b) plan that only allows salary deferral contributions, although any such plan that purchased the Fund's Class A shares at a reduced sales charge under the group purchase privilege before February 1, 1998, may continue to do so.

WAIVERS FOR INVESTMENTS FROM CERTAIN PAYMENTS. Class A shares may be purchased without an initial sales charge or contingent deferred sales charge (CDSC) by investors who reinvest within 365 days:


o Dividend and capital gain distributions from any Franklin Templeton fund. The distributions generally must be reinvested in the same share class. Certain exceptions apply, however, to Class C shareholders who chose to reinvest their distributions in Class A shares of the Fund before November 17, 1997, and to Advisor Class or Class Z shareholders of a Franklin Templeton fund who may reinvest their distributions in the Fund's Class A shares.


o Annuity payments received under either an annuity option or from death benefit proceeds, if the annuity contract offers as an investment option the Franklin Templeton Variable Insurance Products Trust. You should contact your tax advisor for information on any tax consequences that may apply.

o Redemption proceeds from a repurchase of shares of Franklin Floating Rate Trust, if the shares were continuously held for at least 12 months.

o If you immediately placed your redemption proceeds in a Franklin Bank CD or a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover, or the date you redeem your money fund shares.

o Redemption proceeds from the sale of Class A shares of any of the Templeton Global Strategy Funds if you are a qualified investor.

   If you paid a CDSC when you redeemed your Class A shares from a Templeton Global Strategy Fund, a new CDSC will apply to your purchase of Fund shares and the CDSC holding period will begin again. We will, however, credit your Fund account with additional shares based on the CDSC you previously paid and the amount of the redemption proceeds that you reinvest.

   If you immediately placed your redemption proceeds in a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date they are redeemed from the money fund.

o Distributions from an existing retirement plan invested in Franklin Templeton funds

WAIVERS FOR CERTAIN INVESTORS. Class A shares also may be purchased without an initial sales charge or CDSC by various individuals and institutions due to anticipated economies in sales efforts and expenses, including:

o Trust companies and bank trust departments investing assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We may accept orders for these accounts by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

o Any state or local government or any instrumentality, department, authority or agency thereof that has determined the Fund is a legally permissible investment and that can only buy Fund shares without paying sales charges. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you and the effect, if any, of payments by the Fund on arbitrage rebate calculations.

o Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs

o Qualified registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with Distributors

o Registered securities dealers and their affiliates, for their investment accounts only

o Current employees of securities dealers and their affiliates and their family members, as allowed by the internal policies of their employer

o Officers, trustees, directors and full-time employees of Franklin Templeton Investments, and their family members, consistent with our then-current policies

o Any investor who is currently a Class Z shareholder of Franklin Mutual Series Fund Inc. (Mutual Series), or who is a former Mutual Series Class Z shareholder who had an account in any Mutual Series fund on October 31, 1996, or who sold his or her shares of Mutual Series Class Z within the past 365 days

o Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

o  Accounts managed by Franklin Templeton Investments

o Certain unit investment trusts and their holders reinvesting distributions from the trusts

o  Group annuity separate accounts offered to retirement plans

o Chilean retirement plans that meet the requirements described under "Retirement plans" below

In addition, Class C shares may be purchased without an initial sales charge by any investor who buys Class C shares through an omnibus account with Merrill Lynch Pierce Fenner & Smith, Inc. A CDSC may apply, however, if the shares are sold within 18 months of purchase.

RETIREMENT PLANS. Retirement plans sponsored by an employer (i) with at least 100 employees, or (ii) with retirement plan assets of $1 million or more, or
(iii) that agrees to invest at least $500,000 in Franklin Templeton funds over a 13 month period may buy Class A shares without an initial sales charge. Retirement plans that are not qualified retirement plans (employer sponsored pension or profit-sharing plans that qualify under section 401 of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans), SIMPLEs (savings incentive match plans for employees) or SEPs (employer sponsored simplified employee pension plans established under section 408(k) of the Internal Revenue Code) must also meet the group purchase requirements described above to be able to buy Class A shares without an initial sales charge. We may enter into a special arrangement with a securities dealer, based on criteria established by the Fund, to add together certain small qualified retirement plan accounts for the purpose of meeting these requirements.

For retirement plan accounts opened on or after May 1, 1997, a CDSC may apply if the retirement plan is transferred out of Franklin Templeton funds or terminated within 365 days of the retirement plan account's initial purchase in Franklin Templeton funds.

SALES IN TAIWAN. Under agreements with certain banks in Taiwan, Republic of China, each Fund's shares are available to these banks' trust accounts without a sales charge. The banks may charge service fees to their customers who participate in the trusts. A portion of these service fees may be paid to Distributors or one of its affiliates to help defray expenses of maintaining a service office in Taiwan, including expenses related to local literature fulfillment and communication facilities.

Each Fund's Class A shares may be offered to investors in Taiwan through securities advisory firms known locally as Securities Investment Consulting Enterprises. In conformity with local business practices in Taiwan, Class A shares may be offered with the following schedule of sales charges:

SIZE OF PURCHASE - U.S. DOLLARS          SALES CHARGE (%)
------------------------------------------------------------
Under $30,000                            3.0
$30,000 but less than $50,000            2.5
$50,000 but less than $100,000           2.0
$100,000 but less than $200,000          1.5
$200,000 but less than $400,000          1.0
$400,000 or more                         0

DEALER COMPENSATION Securities dealers may at times receive the entire sales charge. A securities dealer who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the dealer compensation table in the Funds' prospectus.

Distributors may pay the following commissions, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares of $1 million or more: 1% on sales of $1 million to $2 million, plus 0.80% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million.

These breakpoints are reset every 12 months for purposes of additional purchases.

Distributors or one of its affiliates may pay up to 1%, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares by certain retirement plans without an initial sales charge. These payments may be made in the form of contingent advance payments, which may be recovered from the securities dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the securities dealer.

In addition to the payments above, Distributors and/or its affiliates may provide financial support to securities dealers that sell shares of Franklin Templeton Investments. This support is based primarily on the amount of sales of fund shares and/or total assets with Franklin Templeton Investments. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts in Franklin Templeton Investments; a securities dealer's support of, and participation in, Distributors' marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to Franklin Templeton Investments. Financial support to securities dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain securities dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the rules of the National Association of Securities Dealers, Inc.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

CONTINGENT DEFERRED SALES CHARGE (CDSC) If you invest $1 million or more in Class A shares, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any shares you sell within 12 months of purchase. For Class C shares, a CDSC may apply if you sell your shares within 18 months of purchase. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less.

Certain retirement plan accounts opened on or after May 1, 1997, and that qualify to buy Class A shares without an initial sales charge also may be subject to a CDSC if the retirement plan is transferred out of Franklin Templeton funds or terminated within 365 days of the account's initial purchase in Franklin Templeton funds.

For Class B shares, there is a CDSC if you sell your shares within six years, as described in the table below. The charge is based on the value of the shares sold or the net asset value at the time of purchase, whichever is less.

IF YOU SELL YOUR CLASS B SHARES WITHIN            THIS % IS DEDUCTED FROM
THIS MANY YEARS AFTER BUYING THEM                 YOUR PROCEEDS AS A CDSC
--------------------------------------------------------------------------------
1 Year                                                     4
2 Years                                                    4
3 Years                                                    3
4 Years                                                    3
5 Years                                                    2
6 Years                                                    1
7 Years                                                    0

CDSC WAIVERS. The CDSC for any share class generally will be waived for:

o  Account fees

o Sales of Class A shares purchased without an initial sales charge by certain retirement plan accounts if (i) the account was opened before May 1, 1997, or
   (ii) the securities dealer of record received a payment from Distributors of 0.25% or less, or (iii) Distributors did not make any payment in connection with the purchase, or (iv) the securities dealer of record has entered into a supplemental agreement with Distributors

o Redemptions of Class A shares by investors who purchased $1 million or more without an initial sales charge if the securities dealer of record waived its commission in connection with the purchase

o Redemptions by the Funds when an account falls below the minimum required account size

o  Redemptions following the death of the shareholder or beneficial owner

o  Redemptions through a systematic withdrawal plan set up before February
   1, 1995

o Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account's net asset value depending on the frequency of your plan

o Redemptions by an employee benefit plan: (i) that is a customer of Franklin Templeton Defined Contribution Services; and/or (ii) whose assets are held by Franklin Templeton Bank & Trust as trustee or custodian (not applicable to Class B)

o Distributions from individual retirement accounts (IRAs) due to death or disability or upon periodic distributions based on life expectancy (for Class B, this applies to all retirement plan accounts, not only IRAs)

o Returns of excess contributions (and earnings, if applicable) from retirement plan accounts

o Participant initiated distributions from employee benefit plans or participant initiated exchanges among investment choices in employee benefit plans (not applicable to Class B)

EXCHANGE PRIVILEGE If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the Fund and exchanged into the new fund at net asset value when paid. Backup withholding and information reporting may apply.

If a substantial number of shareholders should, within a short period, sell their Fund shares under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is each Fund's general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the Fund's investment goals exist immediately. This money will then be withdrawn from the short-term, interest-bearing money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company generally are not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of Fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Each month in which a payment is scheduled, we will redeem an equivalent amount of shares in your account on the day of the month you have indicated on your account application or, if no day is indicated, on the 20th day of the month. If that day falls on a weekend or holiday, we will process the redemption on the next business day. For plans set up before June 1, 2000, we will continue to process redemptions on the 25th day of the month (or the next business day) unless you instruct us to change the processing date. Available processing dates currently are the 1st, 5th, 10th, 15th, 20th and 25th days of the month. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan also may be subject to a CDSC.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

To discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment, we must receive instructions from you at least three business days before a scheduled payment. The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will discontinue a systematic withdrawal plan automatically if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.


REDEMPTIONS IN KIND Each Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.


SHARE CERTIFICATES We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

GENERAL INFORMATION If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Funds nor their affiliates will be liable for any loss caused by your failure to cash such checks. The Funds are not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

Sending redemption proceeds by wire or electronic funds transfer (ACH) is a special service that we make available whenever possible. By offering this service to you, the Funds are not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Funds nor their agents shall be liable to you or any other person if, for any reason, a redemption request by wire or ACH is not processed as described in the prospectus.


Franklin Templeton Investor Services, LLC (Investor Services) may pay certain financial institutions that maintain omnibus accounts with the Funds on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions also may charge a fee for their services directly to their clients.


There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the Fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the Fund at a later date. These sub-accounts may be registered either by name or number. The Fund's investment minimums apply to each sub-account. The Fund will send confirmation and account statements for the sub-accounts to the institution.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to the Fund. If you sell shares through your securities dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents. Any loss to you resulting from your dealer's failure to transmit your redemption order to the Fund in a timely fashion must be settled between you and your securities dealer.

Certain shareholder servicing agents may be authorized to accept your transaction request.

For institutional accounts, there may be additional methods of buying or selling Fund shares than those described in this SAI or in the prospectus.

In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a notice of levy.

PRICING SHARES
-------------------------------------------------------------------------------

When you buy shares, you pay the offering price. The offering price is the net asset value (NAV) per share plus any applicable sales charge, calculated to two decimal places using standard rounding criteria. When you sell shares, you receive the NAV minus any applicable CDSC.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

Each Fund calculates the NAV per share of each class each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). The Funds do not calculate the NAV on days the New York Stock Exchange
(NYSE) is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining its NAV, each Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the Nasdaq National Market System, each Fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. Each Fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, each Fund values them according to the broadest and most representative market as determined by the manager.

The Fund values portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option the Fund holds is its last sale price on the relevant exchange before the Fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, the Fund values options within the range of the current closing bid and ask prices if the Fund believes the valuation fairly reflects the contract's market value.

The Fund determines the value of a foreign security as of the close of trading on the foreign exchange on which the security is traded or as of the close of trading on the NYSE, if that is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the foreign security is valued within the range of the most recent quoted bid and ask prices. Occasionally events that affect the values of foreign securities and foreign exchange rates may occur between the times at which they are determined and the close of the exchange and will, therefore, not be reflected in the computation of the NAV. If events materially affecting the values of these foreign securities occur during this period, the securities will be valued in accordance with procedures established by the board.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the board. With the approval of the board, each Fund may use a pricing service, bank or securities dealer to perform any of the above described functions.

THE UNDERWRITER
-------------------------------------------------------------------------------


Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of each Fund's shares. Distributors is located at One Franklin Parkway, San Mateo, CA 94403-1906.


Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. Each Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

The table below shows the aggregate underwriting commissions Distributors received in connection with the offering of the Funds' shares, the net underwriting discounts and commissions Distributors retained after allowances to dealers, and the amounts Distributors received in connection with redemptions or repurchases of shares for the last three fiscal years ended April 30:

                                                                    AMOUNT
                                                                  RECEIVED IN
                                                                  CONNECTION
                                                                     WITH
                                    TOTAL           AMOUNT        REDEMPTIONS
                                 COMMISSIONS     RETAINED BY          AND
                                  RECEIVED       DISTRIBUTORS     REPURCHASES
                                    ($)             ($)              ($)
--------------------------------------------------------------------------------
2001
Aggressive Growth Fund            1,573,930         163,128         185,340
California Fund                   9,166,698       1,100,062         355,569
Large Cap Fund                      841,986          73,756          36,664
Small-Mid Cap Fund                8,678,476         939,178         332,450
Small Cap Fund II                 5,598,692         503,165         128,903

2000
Aggressive Growth Fund            2,365,518         262,551          71,011
California Fund                   6,345,772         792,486         122,929
Large Cap Fund                      302,212          26,609           5,889
Small-Mid Cap Fund               17,085,408       1,949,930         319,296

1999
California Fund                   3,857,071         433,509         125,886
Small-Mid Cap Fund               15,233,910       1,589,079         828,220

Distributors may be entitled to payments from the Funds under the Rule 12b-1 plans, as discussed below. Except as noted, Distributors received no other compensation from the Funds for acting as underwriter.

DISTRIBUTION AND SERVICE (12B-1) FEES The board has adopted a separate plan pursuant to Rule 12b-1 for each class. Although the plans differ in some ways for each class, each plan is designed to benefit the Fund and its shareholders. The plans are expected to, among other things, increase advertising of the Fund, encourage sales of the Fund and service to its shareholders, and increase or maintain assets of the Fund so that certain fixed expenses may be spread over a broader asset base, resulting in lower per share expense ratios. In addition, a positive cash flow into the Fund is useful in managing the Fund because the manager has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.

Under each plan, the Fund pays Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses also may include service fees paid to securities dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates and who provide service or account maintenance to shareholders (service fees); the expenses of printing prospectuses and reports used for sales purposes, and of preparing and distributing sales literature and advertisements; and a prorated portion of Distributors' overhead expenses related to these activities. Together, these expenses, including the service fees, are "eligible expenses." The 12b-1 fees charged to each class are based only on the fees attributable to that particular class.


THE CLASS A PLAN. The California Fund and Small-Mid Cap Fund may pay up to 0.25% per year of Class A's average daily net assets. The Aggressive Growth Fund, Large Cap Fund and Small Cap Fund II may pay up to 0.35% per year of Class A's average daily net assets.

The Class A plan for Aggressive Growth Fund, California Fund, Large Cap Fund and Small-Mid Cap Fund is a reimbursement plan. It allows the Fund to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. The Fund will not reimburse more than the maximum amount allowed under the plan.


The Class A plan for Small Cap Fund II is a compensation plan. It allows the Fund to pay a fee to Distributors that may be more than the eligible expenses Distributors has incurred at the time of payment. Distributors must, however, demonstrate to the board that it has spent or has near-term plans to spend the amount received on eligible expenses. The Fund will not pay more than the maximum amount allowed under the plan.


For the fiscal year ended April 30, 2001, the amounts paid by the Funds pursuant to the plans were:


                         AGGRESSIVE              LARGE    SMALL-MID     SMALL
                          GROWTH     CALIFORNIA   CAP        CAP      CAP FUND
                           FUND        FUND       FUND       FUND        II
                           ($)        ($)         ($)        ($)         ($)
--------------------------------------------------------------------------------
Advertising              155,072      229,918     57,861     624,393    125,524
Printing and mailing
 prospectuses other
than to current
shareholders              20,070       52,275      5,324      109,475     3,730
Payments to
underwriters              20,649       91,600      5,042      335,130    58,525
Payments to
broker-dealers           359,361    4,670,825    122,777   25,539,577   613,255
Other                     42,213      262,216     10,162    1,628,150   101,279
                     -----------------------------------------------------------
Total                    597,365    5,306,834    201,166   28,236,725   902,313
                     -----------------------------------------------------------



THE CLASS B AND C PLANS. The Funds pay Distributors up to 1% per year of the class's average daily net assets, out of which 0.25% may be used for service fees. The Class B and C plans also may be used to pay Distributors for advancing commissions to securities dealers with respect to the initial sale of Class B and C shares. Class B plan fees payable to Distributors are used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commissions to securities dealers. Resources owns a minority interest in one of the third party financing entities.


The Class B and C plans are compensation plans. They allow each Fund to pay a fee to Distributors that may be more than the eligible expenses Distributors has incurred at the time of the payment. Distributors must, however, demonstrate to the board that it has spent or has near-term plans to spend the amount received on eligible expenses. The Fund will not pay more than the maximum amount allowed under the plans.


Under the Class B plans, the amounts paid by the Funds pursuant to the plans for the fiscal year ended April 30, 2001, were:


                                     AGGRESSIVE               LARGE      SMALL
                                      GROWTH     CALIFORNIA    CAP       CAP II
                                      FUND         FUND        FUND       FUND
                                      ($)          ($)         ($)        ($)
--------------------------------------------------------------------------------
Advertising                          17,185       20,390      4,514    13,275
Printing and mailing
prospectuses
  other than to current
shareholders                          1,969        1,596        413       302
Payments to underwriters              6,058       14,356        931     6,023
Payments to broker-dealers          325,354    1,048,897     64,111   488,943
Other                                 7,254       21,948      1,336     9,394
                               -------------------------------------------------
Total                               357,820    1,107,187     71,305   517,937
                               -------------------------------------------------



Under the Class C plans, the amounts paid by the Funds pursuant to the plans for the fiscal year ended April 30, 2001, were:


                       AGGRESSIVE                LARGE     SMALL-MID     SMALL
                        GROWTH      CALIFORNIA    CAP        CAP       CAP FUND
                         FUND         FUND        FUND      FUND         II
                           ($)         ($)         ($)        ($)        ($)
--------------------------------------------------------------------------------
Advertising                95,073     110,588    64,975      290,861     54,563
Printing and mailing
 prospectuses other
than                       11,135      21,473     5,290       57,477      1,589
 to current
shareholders
Payments to                17,270      56,855    11,025      184,040     26,242
underwriters
Payments to
broker-dealers            643,478   4,265,266   424,066   14,764,450    658,733
Other                      31,283     111,179    13,370      415,328     42,039
                        --------------------------------------------------------
Total                     798,239   4,565,361   518,726   15,712,156    783,166
                        --------------------------------------------------------


THE CLASS A, B AND C PLANS. In addition to the payments that Distributors or others are entitled to under each plan, each plan also provides that to the extent the Fund, the manager or Distributors or other parties on behalf of the Fund, the manager or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of Fund shares within the context of Rule 12b-1 under the Investment Company Act of 1940, as amended, then such payments shall be deemed to have been made pursuant to the plan.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks may not participate in the plans because of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banks, however, are allowed to receive fees under the plans for administrative servicing or for agency transactions.

Distributors must provide written reports to the board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, and furnish the board with such other information as the board may reasonably request to enable it to make an informed determination of whether the plans should be continued.

Each plan has been approved according to the provisions of Rule 12b-1. The terms and provisions of each plan also are consistent with Rule 12b-1.

PERFORMANCE
-------------------------------------------------------------------------------

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Funds be accompanied by certain standardized performance information computed as required by the SEC.

Average annual total return quotations used by the Funds are based on the standardized methods of computing performance mandated by the SEC. Performance figures reflect Rule 12b-1 fees from the date of the plan's implementation. An explanation of these and other methods used by the Funds to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.


AVERAGE ANNUAL TOTAL RETURN Average annual total return is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.


When considering the average annual total return quotations for Class A and C shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund. The average annual total returns for the indicated periods ended April 30, 2001, were:


                                             1            5           SINCE
                          INCEPTION        YEAR         YEARS       INCEPTION
                            DATE           (%)          (%)           (%)
--------------------------------------------------------------------------------
CLASS A
Aggressive Fund           06/23/99       -42.80           -            23.38
California Fund           10/30/91       -31.99         15.71          18.88
Large Cap Fund            06/07/99       -26.66           -             4.64
Small-Mid Cap Fund        02/14/92       -28.37         13.01          17.73
Small Cap Fund II         05/01/00        -3.20           -            -3.20

                                                          1           SINCE
                                      INCEPTION         YEAR        INCEPTION
                                        DATE            (%)            (%)
--------------------------------------------------------------------------------
CLASS B
Aggressive Fund                       06/23/99         -42.14          24.98
California Fund                       01/01/99         -31.05          16.84
Large Cap Fund                        06/07/99         -25.84           5.19
Small Cap Fund II                     05/01/00          -2.00          -2.00

                                             1            5           SINCE
                          INCEPTION        YEAR         YEARS       INCEPTION
                            DATE           (%)          (%)           (%)
--------------------------------------------------------------------------------
CLASS C
Aggressive Fund           06/23/99       -40.90           -            25.93
California Fund           09/03/96       -29.78           -            17.53
Large Cap Fund            06/07/99       -24.25           -             6.66
Small-Mid Cap Fund        10/02/95       -26.10         13.27          15.10
Small Cap Fund II         05/01/00         0.10           -             0.10

The following SEC formula was used to calculate these figures:

                                        n
                                  P(1+T) = ERV

where:

P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period

CUMULATIVE TOTAL RETURN Like average annual total return, cumulative total return assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, income dividends and capital gain distributions are reinvested at net asset value, the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods indicated above. The cumulative total returns for the indicated periods ended April 30, 2001, were:

                                             1            5          SINCE
                          INCEPTION        YEAR         YEARS      INCEPTION
                            DATE           (%)          (%)           (%)
--------------------------------------------------------------------------------
CLASS A
Aggressive Fund           06/23/99       -42.80           -            47.66
California Fund           10/30/91       -31.99        107.41         417.23
Large Cap Fund            06/07/99       -26.66           -             9.00
Small-Mid Cap Fund        02/14/92       -28.37         84.35         349.69
Small Cap Fund II         05/01/00        -3.20           -            -3.20

                                                          1          SINCE
                                        INCEPTION       YEAR       INCEPTION
                                          DATE          (%)           (%)
--------------------------------------------------------------------------------
CLASS B
Aggressive Fund                          06/23/99      -42.14          51.22
California Fund                          01/01/99      -31.05          43.67
Large Cap Fund                           06/07/99      -25.84          10.09
Small Cap Fund II                        05/01/00       -2.00          -2.00

                                             1            5          SINCE
                          INCEPTION        YEAR         YEARS      INCEPTION
                            DATE           (%)           (%)          (%)
--------------------------------------------------------------------------------
CLASS C
Aggressive Fund           06/23/99       -40.90           -            53.36
California Fund           09/03/96       -29.78           -           112.10
Large Cap Fund            06/07/99       -24.25           -            13.03
Small-Mid Cap Fund        10/02/95       -26.10         86.42         119.26
Small Cap Fund II         05/01/00         0.10           -             0.10

VOLATILITY Occasionally statistics may be used to show a Fund's volatility or risk. Measures of volatility or risk are generally used to compare a Fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS The Funds also may quote the performance of shares without a sales charge. Sales literature and advertising may quote a cumulative total return, average annual total return and other measures of performance with the substitution of net asset value for the public offering price.

Sales literature referring to the use of the Fund as a potential investment for IRAs, business retirement plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

Each Fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to Franklin Templeton Investments. Resources is the parent company of the advisors and underwriter of Franklin Templeton funds.

COMPARISONS To help you better evaluate how an investment in the Fund may satisfy your investment goal, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials also may compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:


o Dow Jones(R) Composite Average and its component averages - a price-weighted average of 65 stocks. The average is a combination of the Dow Jones Industrial Average (30 blue-chip stocks that are generally leaders in their industry), the Dow Jones Transportation Average (20 transportation stocks), and the Dow Jones Utilities Average (15 utility stocks involved in the production of electrical energy).


o Standard & Poor's(R) 500 Stock Index or its component indices - a capitalization-weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

o The New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.



o Wilshire 5000 Equity Index - represents the return on the market value of all U.S. headquartered equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

o Lipper, Inc. - Mutual Fund Performance Analysis and Lipper - Equity Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.


o CDA MUTUAL FUND REPORT, published by CDA Investment Technologies, Inc. - analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

o MUTUAL FUND SOURCE BOOK, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for mutual funds.

o Financial publications: THE WALL STREET JOURNAL, and BUSINESS WEEK, CHANGING TIMES, FINANCIAL WORLD, FORBES, FORTUNE, and MONEY magazines - provide performance statistics over specified time periods.

o Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

o STOCKS, BONDS, BILLS, AND INFLATION, published by Ibbotson Associates - historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.


o Historical data supplied by the research departments of CS First Boston Corporation, the J.P. Morgan Chase & Co., Salomon Smith Barney Inc., Merrill Lynch, and Lehman Brothers(R).


o Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.

ADDITIONAL COMPARISONS - AGGRESSIVE GROWTH FUND

o Savings and Loan Historical Interest Rates - as published in the U.S. Savings & Loan League Fact Book.

o Russell 3000(R) Growth Index - measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indexes.


o Standard & Poor's(R) MidCap 400 Index - consists of 400 domestic stocks chosen for market size (median market capitalization of $1,841 million), liquidity and industry group representation. It is a market-value weighted index, with each stock affecting the index in proportion to its market value. This index, calculated by S&P, is a total return index with dividends reinvested.


ADDITIONAL COMPARISONS - CALIFORNIA FUND

o Valueline Index - an unmanaged index which follows the stock of approximately 1,700 companies.

o Russell 3000(R)-Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.


o Russell 2000 Index - consists of the smallest 2,000 companies in the Russell 3000 Index, representing approximately 8% of the Russell 3000 total market capitalization.


o Franklin California 250 Growth Index - consists of the 250 largest California based companies on an equal weighted basis to approximately diversify and correlate with the business segment weightings of the actual economy (as provided by the Gross State Product). By doing so, the Index will have an orientation towards small cap growth companies, mainly high tech and services related firms. The Index is equally weighted as opposed to market weighted, meaning each company represents 0.4% of the total index.

o Bloomberg California Index - a price-weighted index designed to measure the performance of California's economy. The index was developed with a base value of 100 as of December 30, 1994.

ADDITIONAL COMPARISONS - LARGE CAP FUND

o Savings and Loan Historical Interest Rates - as published in the U.S. Savings & Loan League Fact Book.

o Russell 3000(R) Index measures the performance of the 3,000 largest US companies based on total market capitalization.

o Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000 Index.

o The Wilshire Top 2500 Index consists of the largest 2500 companies in the Wilshire 5000.


ADDITIONAL COMPARISONS - SMALL-MID CAP FUND AND SMALL CAP FUND II


o Savings and Loan Historical Interest Rates - as published in the U.S. Savings & Loan League Fact Book.

o The Russell 2000 Index - consists of the 2,000 smallest securities in the Russell 3000 Index. This is Russell's Small Cap Index.

o The Russell 2000 Growth Index - consists of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.


o The Russell 2500 Index - consists of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 16% of the total Market Capitalization of the Russell 3000 Index. This Index is a measure of small to medium-small stock performance.


o The Russell 2500 Growth Index - measures the performance of those Russell 2500 companies with higher price-to-book ratios and forecasted growth values.

o Russell 3000(R)Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

From time to time, advertisements or information for each Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information also may compare each Fund's performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. CDs are frequently insured by an agency of the U.S. government. An investment in a Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to any Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by a Fund to calculate its figures. In addition, there can be no assurance that a Fund will continue their performance as compared to these other averages.

MISCELLANEOUS INFORMATION
-------------------------------------------------------------------------------

The Funds may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Funds cannot guarantee that these goals will be met.


The Funds are members of Franklin Templeton Investments, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services approximately 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Together, Franklin Templeton Investments has over $266 billion in assets under management for more than 5 million U.S. based mutual fund shareholder and other accounts. Franklin Templeton Investments offers 107 U.S. based open-end investment companies to the public. Each Fund may identify itself by its Nasdaq symbol or CUSIP number.


Currently, there are more mutual funds than there are stocks listed on the New York Stock Exchange. While many of them have similar investment goals, no two are exactly alike. Shares of the Funds are generally sold through securities dealers, whose investment representatives are experienced professionals who can offer advice on the type of investments suitable to your unique goals and needs, as well as the risks associated with such investments.


You will receive the Small-Mid Cap Fund's financial reports every six months. If you would like to receive an interim report of the Fund's portfolio holdings, please call 1-800/DIAL BEN(R).


DESCRIPTION OF RATINGS
-------------------------------------------------------------------------------

PREFERRED STOCKS RATINGS

STANDARD & POOR'S RATINGS GROUP (S&P(R))

AAA: This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA: A preferred stock issue rated AA also qualifies as a high quality fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B and CCC: Preferred stock rated BB, B, and CCC are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While these issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC: The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

C: A preferred stock rated C is a non-paying issue.

D: A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Plus (+) or Minus (-): To provide more detailed indications of preferred stock quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

CORPORATE BOND RATINGS


MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

INVESTMENT GRADE

Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BELOW INVESTMENT GRADE

Ba: Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations that are speculative to a high degree. These issues are often in default or have other marked shortcomings.

C: Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

INVESTMENT GRADE

AAA: This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in a small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BELOW INVESTMENT GRADE

BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating also may reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

SHORT-TERM DEBT & COMMERCIAL PAPER RATINGS

MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations for both short-term debt and commercial paper, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                                                                FSS1 SAI 09/01














                            FRANKLIN STRATEGIC SERIES
                             FILE NOS. 33-39088 &
                                    811-6243

                                    FORM N-1A

                                     PART C
                                OTHER INFORMATION


ITEM 23. EXHIBITS. The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

      (a)  Agreement and Declaration of Trust

            (i) Agreement and Declaration of Trust of Franklin California 250 Growth Index Fund dated January 22, 1991
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 2, 1995

            (ii) Certificate of Amendment of Agreement and Declaration of Trust of Franklin Strategic Series dated April 18, 1995
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 7, 1996

            (iii)   Certificate of Amendment of Agreement and
                    Declaration of Trust of Franklin Strategic Series dated July 19, 2001
                    Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 29, 2001

            (iv)    Certificate of Trust dated January 22, 1991
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 2, 1995

            (v) Certificate of Amendment to the Certificate of Trust dated November 19, 1991
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 2, 1995

            (vi) Certificate of Amendment to the Certificate of Trust of Franklin Strategic Series dated May 14, 1992
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 2, 1995

       (b)  By-Laws

            (i)     Amended and Restated By-Laws as of April 25, 1991
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 2, 1995

            (ii)    Amendment to By-Laws dated October 27, 1994
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 2, 1995

      (c)   Instruments Defining Rights of Security Holders

            Not Applicable

      (d)   Investment Advisory Contracts

            (i) Management Agreement between the Registrant, on behalf of Franklin Global Health Care Fund, Franklin Small Cap Growth Fund, Franklin Global Utilities Fund, and Franklin Natural Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 2, 1995

            (ii) Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund, and Franklin Advisers, Inc., dated May 24, 1994
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 2, 1995

            (iii) Subadvisory Agreement between Franklin Advisers, Inc., on behalf of the Franklin Strategic Income Fund, and Templeton Investment Counsel, LLC, dated January 1, 2001
                    Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 29, 2001

            (iv) Amended and Restated Management Agreement between the Registrant, on behalf of Franklin California Growth Fund, and Franklin Advisers, Inc., dated July 12, 1993
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 2, 1995

            (v) Management Agreement between the Registrant, on behalf of Franklin Blue Chip Fund, and Franklin Advisers, Inc., dated February 13, 1996
                    Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 14, 1996

            (vi) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin California Growth Fund, and Franklin Advisers, Inc., dated July 12, 1993
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 7, 1996

            (vii) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Global Health Care Fund, Franklin Small Cap Growth Fund, Franklin Global Utilities Fund, and Franklin Natural Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 7, 1996

            (viii) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund, and Franklin Advisers, Inc., dated May 24, 1994
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 7, 1996

            (ix) Management Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund, and Franklin Advisers, Inc., dated July 15, 1997
                    Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 22, 1997

            (x) Investment Advisory Agreement between the Registrant, on behalf of Franklin U.S. Long-Short Fund, and Franklin Advisers, Inc. dated February 18, 1999
                    Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 11, 1999

            (xi) Investment Advisory Agreement between the Registrant, on behalf of Franklin Large Cap Growth Fund, and Franklin Advisers, Inc. dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (xii) Investment Advisory Agreement between the Registrant, on behalf of Franklin Aggressive Growth Fund, and Franklin Advisers, Inc. dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (xiii) Investment Advisory Agreement between the Registrant, on behalf of Franklin Technology Fund, and Franklin Advisers, Inc., dated May 1, 2000
                    Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date:  June 30, 2000

             (xiv) Investment Advisory Agreement between the Registrant, on behalf of Franklin Small Cap Growth Fund II, and Franklin Advisers, Inc. dated May 1, 2000
                    Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date:  June 30, 2000

      (e)   Underwriting Contracts

            (i) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated March 1, 1998
                    Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 23, 1998

            (ii) Amended and Restated Distribution Agreement between the Registrant and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                    Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 29, 2001

      (f)   Bonus or Profit Sharing Contracts

            Not Applicable

      (g)   Custodian Agreements

            (i) Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                    Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 14, 1996

            (ii) Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                    Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 13, 1998

            (iii) Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                    Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 23, 1998

            (iv) Amendment dated March 28, 2001 to Exhibit A of the Master Custody Agreement between Registrant and the Bank of New York dated February 16, 1996
                    Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 29, 2001

            (v) Amendment dated May 16, 2001, to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                    Filing: Post-Effective Amendment No.43 to
                    Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 20, 2001

            (vi) Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York made as of May 16, 2001
                    Filing: Post-Effective Amendment No.43 to
                    Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 20, 2001

            (vii) Terminal Link Agreement between the Registrant and Bank of New York dated February 16, 1996
                    Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 14, 1996

      (h)   Other Material Contracts

            (i) Subcontract for Fund Administrative Services dated January 1, 2001 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC
                    Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 29, 2001

            (ii) Fund Administration Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund, and Franklin Templeton Services, LLC, dated January 1, 2001
                    Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 29, 2001

            (iii) Fund Administration Agreement between the Registrant, on behalf of Franklin U.S. Long-Short Fund, and Franklin Templeton Services, LLC, dated January 1, 2001
                    Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 29, 2001

            (iv) Fund Administration Agreement between the Registrant, on behalf of Franklin Large Cap Growth Fund, and Franklin Templeton Services, LLC, dated January 1, 2001
                    Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 29, 2001

            (v) Fund Administration Agreement between the Registrant, on behalf of Franklin Aggressive Growth Fund, and Franklin Templeton Services, LLC, dated January 1, 2001
                    Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 29, 2001

             (vi) Fund Administration Agreement between the Registrant, on behalf of Franklin Technology Fund, and Franklin Templeton Services, LLC, dated January 1, 2001
                    Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 29, 2001

             (vii) Fund Administration Agreement between the Registrant, on behalf of Franklin Small Cap Growth Fund II, and Franklin Templeton Services, LLC, dated January 1, 2001
                    Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 29, 2001

      (i)   Legal Opinion

            (i)     Opinion and consent of counsel dated March 8, 1999
                    Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 11, 1999

      (j)   Other Opinions

            (i)   Consent of Independent Auditors

      (k)   Omitted Financial Statements

            Not Applicable

      (l)   Initial Capital Agreements

            (i) Letter of Understanding for Franklin California Growth Fund dated August 20, 1991
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 2, 1995

            (ii) Letter of Understanding for Franklin Global Utilities Fund - Class II dated April 12, 1995
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 2, 1995

            (iii) Letter of Understanding for Franklin Natural Resources Fund dated June 5, 1995
                    Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 5, 1995

            (iv) Letter of Understanding for Franklin California Growth Fund-Class II dated August 30, 1996
                    Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 13, 1998

            (v) Letter of Understanding for Franklin Global Health Care Fund dated August 30, 1996
                    Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 13, 1998

            (vi) Letter of Understanding for Franklin Blue Chip Fund dated May 24, 1996
                    Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 13, 1998

            (vii) Letter of Understanding for Franklin Biotechnology Discovery Fund dated September 5, 1997
                    Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 13, 1998

            (viii) Letter of Understanding for Franklin U.S. Long-Short Fund dated March 11, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (ix) Letter of Understanding for Franklin Large Cap Growth Fund dated June 4, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (x) Letter of Understanding for Franklin Aggressive Growth Fund dated June 22, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

             (xi) Letter of Understanding for Franklin Small Cap Growth Fund II dated April 28, 2000
                    Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date:  June 30, 2000

             (xii) Letter of Understanding for Franklin Technology Fund dated April 28, 2000
                    Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date:  June 30, 2000

      (m)   Rule 12b-1 Plan

            (i) Class A Amended and Restated Distribution Plan between the Registrant, on behalf of Franklin California Growth Fund, Franklin Small Cap Growth Fund, Franklin Global Health Care Fund and Franklin Global Utilities Fund, and Franklin/Templeton Distributors, Inc., dated July 1, 1993
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 2, 1995

            (ii) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc., dated May 24, 1994
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 2, 1995

            (iii) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Natural Resources Fund, and Franklin/Templeton Distributors, Inc., dated June 1, 1995
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 2, 1995

            (iv) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Blue Chip Fund, and Franklin/Templeton Distributors, Inc., dated May 28, 1996
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 7, 1996

            (v) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin/Templeton Distributors, Inc., dated September 15, 1997
                    Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 13, 1998

            (vi) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin U.S. Long-Short Fund, and Franklin Templeton Distributors, Inc. dated April 15, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (vii) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Large Cap Growth Fund and Franklin Templeton Distributors, Inc. dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (viii) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Aggressive Growth Fund and Franklin Templeton Distributors, Inc. dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

           (ix) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Small Cap Growth Fund II and Franklin/Templeton Distributors, Inc., dated May 1, 2000
                    Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date:  June 30, 2000

           (x) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Technology Fund and Franklin/Templeton Distributors, Inc., dated May 1, 2000
                    Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date:  June 30, 2000

            (xi) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin California Growth Fund and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                    Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 24, 1999

            (xii) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Global Health Care Fund and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                    Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 24, 1999

            (xiii) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Global Utilities Fund and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                    Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 24, 1999

            (xiv) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                    Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 24, 1999

            (xv) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Large Cap Growth Fund and Franklin/Templeton Distributors, Inc. dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

           (xvi) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Aggressive Growth Fund and Franklin/Templeton Distributors, Inc. dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (xvii) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Blue Chip Fund and Franklin/Templeton Distributors, Inc., dated September 14, 1999
                    Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date:  June 30, 2000

           (xviii) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Small Cap Growth Fund II and Franklin/Templeton Distributors, Inc., dated May 1, 2000
                    Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date:  June 30, 2000

          (xix) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Technology Fund and Franklin/Templeton Distributors, Inc., dated May 1, 2000
                    Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date:  June 30, 2000

(xx) Form of Class B Distribution Plan pursuant to Rule to 12-b1 between the Registrant on behalf of Franklin Small-Mid Cap Growth Fund and Franklin/Templeton Distribution, Inc. dated July 1, 2002

            (xxi) Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin/Templeton Distributors, Inc., dated October 31, 2000
                    Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 29, 2001

            (xxii) Class C Distribution Plan between the Registrant, on behalf of Franklin Aggressive Growth Fund, Franklin Blue Chip Fund, Franklin California Growth Fund, Franklin Global Communications Fund, Franklin Global Health Care Fund, Franklin Large Cap Growth Fund, Franklin Small Cap Growth Fund I, Franklin Small Cap Growth Fund II and Franklin Technology Fund and Franklin/Templeton Distributors,
                    Inc., dated October 31, 2000
                    Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 29, 2001

         (xxiii)    Class R Distribution Plan pursuant
                    to Rule 12b-1 between the Registrant, on
                    behalf of Franklin Aggressive Growth Fund, Franklin California Growth Fund, Franklin Blue Chip Fund, Franklin Large Cap Growth Fund, Franklin Small Cap Growth Fund II, Franklin Small-Mid Cap Growth Fund, Franklin Strategic Income Fund, and Franklin Technology Fund and Franklin/Templeton Distributors, Inc. dated January 1, 2002
                    Filing: Post-Effective Amendment No. 43 to
                    Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 20, 2001

      (n)   Rule 18f-3 Plan

            (i) Multiple Class Plan for Franklin Global Utilities Fund dated April 16, 1998
                    Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 24, 1999

            (ii) Multiple Class Plan for Franklin Global Health Care Fund dated April 16, 1998
                    Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 24, 1999

            (iii) Multiple Class Plan for Franklin Natural Resources Fund dated June 18, 1996
                    Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 11, 1996

            (iv)    Multiple Class Plan for Franklin Strategic
                    Income Fund dated October 9, 2001
                    Filing: Post-Effective Amendment No. 43 to
                    Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 20, 2001

            (v)     Multiple Class Plan for Franklin Aggressive
                    Growth Fund dated October 9, 2001
                    Filing: Post-Effective Amendment No. 43 to
                    Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 20, 2001

            (vi)    Multiple Class Plan for Franklin Blue Chip
                    Fund dated October 9, 2001
                    Filing: Post-Effective Amendment No. 43 to
                    Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 20, 2001

            (vii)   Multiple Class Plan for Franklin California
                    Growth Fund dated October 9, 2001
                    Filing: Post-Effective Amendment No. 43 to
                    Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 20, 2001

            (viii)  Multiple Class Plan for Franklin Large Cap
                    Growth Fund dated October 9, 2001
                    Filing: Post-Effective Amendment No. 43 to
                    Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 20, 2001

            (ix)    Multiple Class Plan for Franklin Small Cap
                    Growth Fund II dated October 9, 2001
                    Filing: Post-Effective Amendment No. 43 to
                    Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 20, 2001

            (x)     Multiple Class Plan for Franklin Technology
                    Fund dated October 9, 2001
                    Filing: Post-Effective Amendment No. 43 to
                    Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 20, 2001

            (xi)    Form of Multiple Class Plan for Franklin
                    Small-Mid Cap Growth Fund

       (p)  Code of Ethics

             (i)    Code of Ethics dated December 2001

       (q)   Power of Attorney

            (i) Power of Attorney for Franklin Strategic Series dated January 20, 2000
                    Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: January 28, 2000


ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

            None

ITEM 25.    INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a Court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

a)  Franklin Adviser, Inc. (Advisers)

The officers and directors of Advisers also serve as officers and/or directors for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292) incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

b)  Templeton Investment Counsel, LLC (TICL)

Templeton Investment Counsel, LLC, an indirect, wholly owned subsidiary of Franklin Resources, Inc., serves as Franklin Strategic Income Fund's sub-advisor, furnishing to Advisers in that capacity portfolio management services and investment research. For additional information please see Part B and Schedules A and D of Form ADV of TICL (SEC File 801-15125), incorporated herein by reference, which sets forth the officers and directors of TICL and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27     PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., (Distributors) also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Master Trust
Franklin Floating Rate Trust
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin Growth and Income Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin Value Investors Trust
FTI Funds
Institutional Fiduciary Trust

Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.

b) The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 28     LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Registrant or its shareholder services agent, Franklin Templeton Investor Services LLC both of whose address is One Franklin Parkway, San Mateo, CA 94403-1906.

ITEM 29     MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30     UNDERTAKINGS

Not Applicable


                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 26th day of April, 2002.

                                       FRANKLIN STRATEGIC SERIES
                                       -------------------------
                                       (Registrant)

                                       *By: /s/ David P. Goss
                                                Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.*                  Principal Executive Officer
-----------------------                  and Trustee
Rupert H. Johnson, Jr.                   Dated: April 26, 2002

MARTIN L. FLANAGAN*                      Principal Financial Officer
-------------------                      Dated: April 26, 2002
Martin L. Flanagan

KIMBERLEY H. MONASTERIO*                 Principal Accounting Officer
------------------------                 Dated: April 26, 2002
Kimberley H. Monasterio

FRANK H. ABBOTT, III*                    Trustee
---------------------                    Dated: April 26, 2002
Frank H. Abbott, III

HARRIS J. ASHTON*                        Trustee
-----------------                        Dated: April 26, 2002
Harris J. Ashton

HARMON E. BURNS*                         Trustee
----------------                         Dated: April 26, 2002
Harmon E. Burns

S. JOSEPH FORTUNATO*                     Trustee
--------------------                     Dated: April 26, 2002
S. Joseph Fortunato

EDITH E. HOLIDAY*                        Trustee
-----------------                        Dated: April 26, 2002
Edith E. Holiday

CHARLES B. JOHNSON*                      Trustee
-------------------                      Dated: April 26, 2002
Charles B. Johnson

FRANK W.T. LAHAYE*                       Trustee
------------------                       Dated: April 26, 2002
Frank W.T. LaHaye

GORDON S. MACKLIN*                       Trustee
------------------                       Dated: April 26, 2002
Gordon S. Macklin


By:   /s/David P. Goss
         Attorney-in-Fact
        (Pursuant to Power of Attorney previously filed)

                            FRANKLIN STRATEGIC SERIES
                             REGISTRATION STATEMENT
                                 EXHIBITS INDEX

EXHIBIT NO.             DESCRIPTION                                 LOCATION

EX-99.(a)(i)            Agreement and Declaration of Trust                *
                        dated January 22, 1991

EX-99.(a)(ii)           Certificate of Amendment of Agreement             *
                        and Declaration of Trust of Franklin
                        Strategic Series dated April 18, 1995

EX-99.(a)(iii)          Certificate of Amendment of Agreement             *
                        and Declaration of Trust dated July 19,
                        2001

EX-99.(a)(iv)           Certificate of Trust dated January 22,            *
                        1991

EX-99.(a)(v)            Certificate of Amendment to the                   *
                        Certificate of Trust dated November 19,
                        1991

EX-99.(a)(vi)           Certificate of Amendment to the                   *
                        Certificate of Trust of Franklin
                        Strategic Series dated May 14, 1992

EX-99.(b)(i)            Amended and Restated By-Laws as of                *
                        April 25, 1991

EX-99.(b)(ii)           Amendment to By-Laws dated October 27,            *
                        1994

EX-99.(d)(i)            Management Agreement between the                  *
                        Registrant, on behalf of Franklin
                        Global Health Care Fund, Franklin Small
                        Cap Growth Fund, Franklin Global
                        Utilities Fund, and Franklin Natural
                        Resources Fund, and Franklin Advisers,
                        Inc., dated February 24, 1992

EX-99.(d)(ii)           Management Agreement between the                  *
                        Registrant, on behalf of Franklin
                        Strategic Income Fund, and Franklin
                        Advisers, Inc., dated May 24, 1994

EX-99.(d)(iii)          Subadvisory Agreement between Franklin            *
                        Advisers, Inc., on behalf of Franklin
                        Strategic Income Fund, and Templeton
                        Investment Counsel, LLC, dated January
                        1, 2001

EX-99.(d)(iv)           Amended and Restated Management                    *
                        Agreement between the Registrant, on
                        behalf of Franklin California Growth
                        Fund, and Franklin Advisers, Inc.,
                        dated July 12, 1993

EX-99.(d)(v)            Management Agreement between the                  *
                        Registrant, on behalf of Franklin Blue
                        Chip Fund, and Franklin Advisers, Inc.,
                        dated February 13, 1996

EX-99.(d)(vi)           Amendment dated August 1, 1995 to the             *
                        Management Agreement between the
                        Registrant, on behalf of Franklin
                        California Growth Fund, and Franklin
                        Advisers, Inc., dated July 12, 1993

EX-99.(d)(vii)          Amendment dated August 1, 1995 to the             *
                        Management Agreement between the
                        Registrant, on behalf of Franklin
                        Global Health Care Fund, and Franklin
                        Small Cap Growth Fund, Franklin Global
                        Utilities Fund, and Franklin Natural
                        Resources Fund, and Franklin Advisers,
                        Inc., dated February 24, 1992

EX-99.(d)(viii)         Amendment dated August 1, 1995 to the             *
                        Management Agreement between the
                        Registrant on behalf of Franklin
                        Strategic Income Fund, and Franklin
                        Advisers, Inc., dated May 24, 1994

EX-99.(d)(ix)           Management Agreement between the                  *
                        Registrant, on behalf of Franklin
                        Biotechnology Discovery Fund, and
                        Franklin Advisers, Inc., dated July 15,
                        1997

EX-99.(d)(x)            Investment Advisory Agreement between             *
                        the Registrant, on behalf of Franklin
                        U.S. Long-Short Fund, and Franklin
                        Advisers, Inc. dated February 18, 1999

EX-99.(d)(xi)           Investment Advisory Agreement between             *
                        the Registrant, on behalf of Franklin
                        Large Cap Growth Fund, and Franklin
                        Advisers, Inc. dated May 18, 1999

EX-99.(d)(xii)          Investment Advisory Agreement between             *
                        the Registrant, on behalf of Franklin
                        Aggressive Growth Fund, and Franklin
                        Advisers, Inc. dated May 18, 1999

EX-99.(d) (xiii)        Investment Advisory Agreement between             *
                        the Registrant, on behalf of Franklin
                        Technology Fund, and Franklin Advisers,
                        Inc., dated May 1, 2000

EX-99.(d) (xiv)         Investment Advisory Agreement between             *
                        the Registrant, on behalf of Franklin
                        Small Cap Growth Fund II, and Franklin
                        Advisers, Inc., dated May 1, 2000

EX-99.(e)(i)            Forms of Dealer Agreements between                *
                        Franklin/Templeton Distributors, Inc.,
                        and Securities Dealers dated March 1,
                        1998

EX-99.(e)(ii)           Amended and Restated Distribution                 *
                        Agreement between the Registrant on
                        behalf of Franklin Strategic Series,
                        and Franklin/Templeton Distributors,
                        Inc., dated October 31, 2000

EX-99.(g)(i)            Master Custody Agreement between the              *
                        Registrant and Bank of New York dated
                        February 16, 1996

EX-99.(g)(ii)           Amendment dated May 7, 1997 to Master             *
                        Custody Agreement between Registrant and
                        Bank of New York dated February 16, 1996

EX-99.(g)(iii)          Amendment dated February 27, 1998 to              *
                        Master Custody Agreement between
                        Registrant and Bank of New York dated
                        February 16, 1996

EX-99.(g)(iv)           Amendment dated March 28, 2001, to                 *
                        Exhibit A of the Master Custody Agreemen between Registrant and the Bank of New York dated February 16, 1996

EX-99.(g)(v)            Amendment dated May 16, 2001, to Master           *
                        Custody Agreement between Registrant and Bank of New York dated February 16, 1996

EX-99.(g)(vi)           Amended and Restated Foreign Custody              *
                        Agreement between the Registrant and
                        Bank of New York made as of May 16, 2001

EX-99.(g)(vii)          Terminal Link Agreement between the               *
                        Registrant and Bank of New York dated
                        February 16, 1996

EX-99.(h)(i)            Subcontract for Fund Administrative               *
                        Services dated January 1, 2001 between
                        Franklin Advisers, Inc. and Franklin
                        Templeton Services, LLC

EX-99.(h)(ii)           Fund Administration Agreement between             *
                        the Registrant, on behalf of Franklin
                        Biotechnology Discovery Fund, and
                        Franklin Templeton Services, LLC, dated
                        January 1, 2001

EX-99.(h)(iii)          Fund Administration Agreement between             *
                        the Registrant, on behalf of Franklin
                        U.S. Long-Short Fund, and Franklin
                        Templeton Services, LLC, dated January
                        1, 2001

EX-99.(h)(iv)           Fund Administration Agreement between             *
                        the Registrant, on behalf of Franklin
                        Large Cap Growth Fund, and Franklin
                        Templeton Services, LLC, dated January
                        1, 2001

EX-99.(h)(v)            Fund Administration Agreement between             *
                        the Registrant, on behalf of Franklin
                        Aggressive Growth Fund, and Franklin
                        Templeton Services, LLC, dated January
                        1, 2001

EX-99.(h)(vi)           Fund Administration Agreement between             *
                        the Registrant, on behalf of Franklin
                        Technology Fund, and Franklin Templeton
                        Services, LLC, dated January 1, 2001

EX-99.(h)(vii)          Fund Administration Agreement between             *
                        the Registrant, on behalf of Franklin
                        Small Cap Growth Fund II, and Franklin
                        Templeton Services, LLC, dated January
                        1, 2001

EX-99.(i)(i)            Opinion and consent of counsel dated              *
                        March 8, 1999

EX-99.(j)(i)            Consent of Independent Auditors                Attached

EX-99.(l)(i)            Letter of Understanding for Franklin              *
                        California Growth Fund dated August 20,
                        1991

EX-99.(l)(ii)           Letter of Understanding for Franklin              *
                        Global Utilities Fund - Class II dated
                        April 12, 1995

EX-99.(l)(iii)          Letter of Understanding for Franklin              *
                        Natural Resources Fund dated June 5,
                        1995

EX-99.(l)(iv)           Letter of Understanding for Franklin              *
                        California Growth Fund - Class II dated
                        August 30, 1996

EX-99.(l)(v)            Letter of Understanding for Franklin              *
                        Global Health Care Fund dated August
                        30, 1996

EX-99.(l)(vi)           Letter of Understanding for Franklin              *
                        Blue Chip Fund dated May 24, 1996

EX-99.(l)(vii)          Letter of Understanding for Franklin              *
                        Biotechnology Discovery Fund dated
                        September 5, 1997

EX-99.(l)(viii)         Letter of Understanding for Franklin              *
                        U.S. Long-Short Fund dated March 11,
                        1999

EX-99.(l)(ix)           Letter of Understanding for Franklin              *
                        Large Cap Growth Fund dated June 4, 1999

EX-99.(l)(x)            Letter of Understanding for Franklin              *
                        Aggressive Growth Fund dated June 22,
                        1999

EX-99.(l)(xi)           Letter of Understanding for Franklin              *
                        Small Cap Growth Fund II dated April
                        28, 2000

EX-99.(l)(xii)          Letter of Understanding for Franklin              *
                        Technology Fund dated April 28, 2000

EX-99.(m)(i)            Class A Amended and Restated                      *
                        Distribution Plan between the
                        Registrant, on behalf of Franklin
                        California Growth Fund, Franklin Small
                        Cap Growth Fund, Franklin Global Health
                        Care Fund and Franklin Global Utilities
                        Fund, and Franklin/Templeton
                        Distributors, Inc., dated July 1, 1993

EX-99.(m)(ii)           Class A Distribution Plan pursuant to             *
                        Rule 12b-1 between the Registrant, on
                        behalf of the Franklin Strategic Income
                        Fund, and Franklin/Templeton
                        Distributors, Inc., dated May 24, 1994

EX-99.(m)(iii)          Class A Distribution Plan pursuant to             *
                        Rule 12b-1 between the Registrant, on
                        behalf of the Franklin Natural
                        Resources Fund, and Franklin/Templeton
                        Distributors, Inc., dated June 1, 1995

EX-99.(m)(iv)           Class A Distribution Plan pursuant to             *
                        Rule 12b-1 between the Registrant, on
                        behalf of the Franklin Blue Chip Fund,
                        and Franklin/Templeton Distributors,
                        Inc., dated May 28, 1996

EX-99.(m)(v)            Class A Distribution Plan pursuant to             *
                        Rule 12b-1 between the Registrant, on
                        behalf of the Franklin Biotechnology
                        Discovery Fund, and Franklin/Templeton
                        Distributors, Inc., dated September 15,
                        1997

EX-99.(m)(vi)           Class A Distribution Plan pursuant to             *
                        Rule 12b-1 between the Registrant, on
                        behalf of the Franklin U.S. Long-Short
                        Fund, and Franklin/Templeton
                        Distributors, Inc., dated April 15, 1999

EX-99.(m)(vii)          Class A Distribution Plan pursuant to             *
                        Rule 12b-1 between the Registrant, on
                        behalf of the Franklin Large Cap Growth
                        Fund, and Franklin/Templeton
                        Distributors, Inc., dated May 18, 1999

EX-99.(m)(viii)         Class A Distribution Plan pursuant to             *
                        Rule 12b-1 between the Registrant, on
                        behalf of the Franklin Aggressive
                        Growth Fund, and Franklin/Templeton
                        Distributors, Inc., dated May 18, 1999

EX-99.(m)(ix)           Class A Distribution Plan pursuant to             *
                        Rule 12b-1 between the Registrant, on
                        behalf of the Franklin Small Cap Growth
                        Fund II, and Franklin/Templeton
                        Distributors, Inc., dated May 1, 2000

EX-99.(m)(x)            Class A Distribution Plan pursuant to             *
                        Rule 12b-1 between the Registrant, on
                        behalf of the Franklin Technology Fund,
                        and Franklin/Templeton Distributors,
                        Inc., dated May 1, 2000

EX-99.(m)(xi)           Class B Distribution Plan pursuant to             *
                        Rule 12b-1 between the Registrant, on
                        behalf of Franklin California Growth
                        Fund and Franklin/Templeton
                        Distributors, Inc., dated October 16,
                        1998

EX-99.(m)(xii)          Class B Distribution Plan pursuant to             *
                        Rule 12b-1 between the Registrant, on
                        behalf of Franklin Global Health Care
                        Fund and Franklin/Templeton
                        Distributors, Inc., dated October 16,
                        1998

EX-99.(m)(xiii)         Class B Distribution Plan pursuant to             *
                        Rule 12b-1 between the Registrant, on
                        behalf of Franklin Global Utilities
                        Fund and Franklin/Templeton
                        Distributors, Inc., dated October 16,
                        1998

EX-99.(m)(xiv)          Class B Distribution Plan pursuant to             *
                        Rule 12b-1 between the Registrant, on
                        behalf of Franklin Strategic Income
                        Fund and Franklin/Templeton
                        Distributors, Inc., dated October 16,
                        1998

EX-99.(m)(xv)           Class B Distribution Plan pursuant to             *
                        Rule 12b-1 between the Registrant, on
                        behalf of Franklin Large Cap Growth
                        Fund and Franklin/Templeton
                        Distributors, Inc., dated May 18, 1999

EX-99.(m)(xvi)          Class B Distribution Plan pursuant to             *
                        Rule 12b-1 between the Registrant, on
                        behalf of Franklin Aggressive Growth
                        Fund and Franklin/Templeton
                        Distributors, Inc., dated May 18, 1999

EX-99.(m)(xvii)         Class B Distribution Plan pursuant to             *
                        Rule 12b-1 between the Registrant, on
                        behalf of Franklin Blue Chip Fund and
                        Franklin/Templeton Distributors, Inc.,
                        dated September 14, 1999

EX-99.(m)(xviii)        Class B Distribution Plan pursuant to             *
                        Rule 12b-1 between the Registrant, on
                        behalf of Franklin Small Cap Growth
                        Fund II and Franklin/Templeton
                        Distributors, Inc., dated May 1, 2000

EX-99.(m)(xix)          Class B Distribution Plan pursuant to             *
                        Rule 12b-1 between the Registrant, on
                        behalf of Franklin Technology
                        Fund and Franklin/Templeton Distributors,
                        Inc., dated May 1, 2000

EX-99.(m)(xx)           Form of Class B Distribution Plan             Attached
                        pursuant to Rule 12b-1 between the
                        Registrant, on behalf of Franklin
                        Small-Cap Growth Fund and
                        Franklin/Templeton Distributors, Inc.,
                        dated July 1, 2002

EX-99.(m)(xxi)          Class C Distribution Plan pursuant to             *
                        Rule 12b-1 between the Registrant, on
                        behalf of Franklin Strategic Income
                        Fund and Franklin/Templeton
                        Distributors, Inc., dated October 31,
                        2000

EX-99.(m)(xxii)         Class C Distribution Plan pursuant to
                        Rule 12b-1 between the Registrant, on
                        behalf of Franklin Aggressive Growth              *
                        Fund, Franklin Blue Chip Fund, Franklin
                        Global Communications Fund, Franklin
                        Global Health Care Fund, Franklin Large
                        Cap Growth Fund, Franklin Small Cap
                        Growth Fund I, Franklin Small Cap
                        Growth Fund II and Franklin Technology
                        Fund and Franklin/Templeton
                        Distributors, Inc., dated October 31,
                        2000

EX-99.(m)(xxiii)        Class R Distribution Plan pursuant to             *
                        Rule 12b-1 between the Registrant, on
                        behalf of Franklin Aggressive Growth
                        Fund, Franklin California Growth Fund,
                        Franklin Blue Chip Fund, Franklin Large
                        Cap Growth Fund, Franklin Small Cap
                        Growth Fund II, Franklin Small-Mid Cap
                        Growth Fund, Franklin Strategic Income
                        Fund, and Franklin Technology Fund and
                        Franklin/Templeton Distributors, Inc.

EX-99.(n)(i)            Multiple Class Plan for Franklin Global          *
                        Utilities Fund dated April 16, 1998

EX-99.(n)(ii)           Multiple Class Plan for Franklin Global          *
                        Health Care Fund dated April 16, 1998

EX-99.(n)(iii)          Multiple Class Plan for Franklin                 *
                        Natural Resources Fund dated June 18,
                        1996

EX-99.(n)(iv)           Multiple Class Plan for Franklin                 *
                        Strategic Income Fund dated October 9,
                        2001

EX-99.(n)(v)            Multiple Class Plan for Franklin                 *
                        Aggressive Growth Fund dated October 9,
                        2001

EX-99.(n)(vi)           Multiple Class Plan for Franklin Blue            *
                         Chip Fund dated October 9, 2001

EX-99.(n)(vii)          Multiple Class Plan for Franklin                 *
                        California Growth Fund dated October 9,
                        2001

Ex-99.(n)(viii)         Multiple Class Plan for Franklin Large           *
                        Cap Growth Fund dated October 9, 2001

EX-99.(n)(ix)           Multiple Class Plan for Franklin Small           *
                        Cap Growth Fund II dated October 9, 2001

EX-99.(n)(x)            Multiple Class Plan for Franklin                 *
                        Technology Fund dated October 9, 2001

EX-99.(n)(xi)           Form of Multiple Class Plan for               Attached
                        Franklin Small-Mid Cap Growth Fund
                        dated July 1, 2002

EX-99.(p)(i)            Code of Ethics                                Attached

EX-99.(q)(i)            Power of Attorney for Franklin                   *
                        Strategic Series dated January 20, 2000

*     Incorporated by reference